UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Fund

Annual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2022

Eaton Vance

Emerging Markets Debt Fund

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ended January 31, 2022, was a volatile time for global bond markets. Investor sentiment see-sawed between optimism about the reopening of the global economy and concerns about rising interest rates and inflation. Second, third, and fourth waves of COVID-19 spread around the world, and were particularly tough on emerging-market (EM) nations with limited access to vaccines. Outside of U.S. high yield — which performed well as investors searched for yield in a historically low-yield environment — a majority of U.S. and overseas bond indexes finished the period in negative territory.

In the opening months of the period, EM yields rose and bond prices declined along with most other bond markets around the world as inflationary pressures increased globally. In April 2021, however, yields stabilized and EM bonds began a rally that would continue through August, powered by optimism about a global recovery of trade and travel, the accelerating rollout of COVID-19 vaccines in many parts of the world, and local governments relaxing some social-distancing restrictions.

In September, however, EM and developed-market bond performance turned negative again and remained volatile through the end of the period. Rising inflation, slowing economic growth in China, and the spread of the Delta variant of COVID-19 all dragged on fixed-income markets. Signals from the U.S. Federal Reserve (the Fed) that it would begin tapering its monthly bond purchases and might raise short-term interest rates sooner than previously indicated weighed particularly heavy on EM debt.

Throughout much of the period, many EM central banks raised short-term interest rates to help curb inflation. Later in the period, major developed-market central banks joined their EM counterparts in tightening their respective monetary policies. The Bank of England raised its main interest rate in December, and the Fed began tapering bond purchases and projected three interest rate increases in 2022.

As the period came to a close, markets seemed to fully digest the potential negative impact of rising interest rates and inflation. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified (the Index), a broad measure of the asset class, declined 2.85% in January 2022 — its worst monthly return during the period. For the period as a whole, the Index returned –3.54%; while the Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. fixed-income market, returned –2.97%.

Fund Performance

For the 12-month period ended January 31, 2022, Eaton Vance Emerging Markets Debt Fund (the Fund) returned –5.03% for Class I shares at net asset value (NAV), underperforming its benchmark, the Index, which returned –3.54%.

On a regional basis, the largest detractors from Fund performance versus the Index were the Fund’s allocations to Eastern Europe, Africa, and the Middle East. In Eastern Europe, the Fund’s overweight position relative to the Index in Romanian sovereign debt declined in value due to increased political uncertainty, after the country’s ruling coalition of parties came apart in September 2021. Elsewhere in Eastern Europe, the Fund’s overweight position in Ukrainian sovereign debt performed well for much of the period, but declined in value and detracted from relative performance late in the period amid the threat of a Russian invasion.

In Africa, Egyptian sovereign debt, one of the Fund’s largest positions on a country basis, also declined in price as Egyptian debt was negatively impacted by volatility and widening spreads across the emerging markets debt asset class. Underweight exposure to the Middle East, where sovereign debt was positively impacted by rising oil prices during the period, detracted from performance versus the Index as well.

In contrast, the Fund’s exposure to Latin American and Asian debt contributed to performance versus the Index. In Latin America, the Fund’s overweight position in Argentinian sovereign debt rose in price after Argentina’s more market-friendly political opposition performed well against the governing party in the October 2021 midterm elections. In the final month of the period, progress on the country’s debt relief program with the International Monetary Fund was an additional tailwind for Argentinian bonds.

In Asia, the Fund’s overweight position in Vietnamese corporate debt benefited from an acceleration during the pandemic of many companies’ “China-plus-one” strategies — diversifying their manufacturing locations across Southeast Asia to avoid total dependence on China.

The Fund’s duration positioning contributed to performance versus the Index as well. The Fund’s average duration, or sensitivity to interest-rate changes, was less than that of the Index. As a result, the Fund was less exposed than the Index to the negative effect of rising interest rates and declining bond prices during the period.

The Fund’s use of derivatives helped returns versus the Index. Currency forwards, generally used to hedge euro exposure in the Fund’s euro-denominated holdings, contributed to performance as the U.S. dollar strengthened in value against the euro during the period. Interest rate futures and swaps — used to manage interest rate exposures — and sovereign credit default swaps did not have a significant impact on performance during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Performance2,3

Portfolio Manager(s) John R. Baur, Akbar Causer and Federico Sequeda, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class I at NAV	05/01/2018	5/01/2018	–5.03%	—	3.64%

J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	–3.54%	3.75%	3.69%

% Total Annual Operating Expense Ratios[4]					Class I

Gross					3.09%
Net					0.86

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Fund Profile

Asset Allocation (% of net assets)5

Country Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/22. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)			Annualized Expense Ratio

Actual
Class I	$1,000.00	$947.60	$	4.22	**	0.86%

Hypothetical*
(5% return per year before expenses)
Class I	$1,000.00	$1,020.87	$	4.38	**	0.86%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Portfolio of Investments

Foreign Corporate Bonds — 5.2%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.9%

Petrobras Global Finance BV, 6.90%, 3/19/49		$72	$73,482

Total Brazil			$73,482

Mexico — 2.1%

Petroleos Mexicanos:

6.75%, 9/21/47		$142	$122,055

6.84%, 1/23/30		51	52,274

Total Mexico			$174,329

Vietnam — 2.2%

Debt and Asset Trading Corp., 1.00%, 10/10/25(1)		$200	$182,855

Total Vietnam			$182,855

Total Foreign Corporate Bonds (identified cost $422,670)			$430,666

Sovereign Government Bonds — 59.6%
Security		Principal Amount* (000’s omitted)	Value

Albania — 1.3%

Republic of Albania, 3.50%, 11/23/31(1)	EUR	100	$110,433

Total Albania			$110,433

Argentina — 3.1%

Republic of Argentina:

1.125% to 7/9/22, 7/9/35(2)		135	$41,818

2.00% to 7/9/22, 1/9/38(2)		471	179,215

2.50% to 7/9/22, 7/9/41(2)		116	41,773

Total Argentina			$262,806

Bahrain — 2.3%

Kingdom of Bahrain, 5.45%, 9/16/32(1)		200	$189,248

Total Bahrain			$189,248

Barbados — 2.5%

Government of Barbados, 6.50%, 10/1/29(3)		206	$206,114

Total Barbados			$206,114

Security		Principal Amount* (000’s omitted)	Value

Belarus — 2.3%

Republic of Belarus, 6.875%, 2/28/23(1)		200	$190,154

Total Belarus			$190,154

Benin — 2.4%

Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	180	$197,358

Total Benin			$197,358

Brazil — 0.6%

Federative Republic of Brazil, 8.25%, 1/20/34		37	$46,956

Total Brazil			$46,956

Colombia — 2.6%

Republic of Colombia, 3.25%, 4/22/32		250	$213,125

Total Colombia			$213,125

Croatia — 2.7%

Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	200	$221,489

Total Croatia			$221,489

Dominican Republic — 4.1%

Dominican Republic:

6.85%, 1/27/45(1)		100	$105,290

7.45%, 4/30/44(1)		210	238,258

Total Dominican Republic			$343,548

Ecuador — 1.5%

Republic of Ecuador:

0.50% to 7/31/22, 7/31/40(1)(2)		182	$92,043

5.00% to 7/31/22, 7/31/30(1)(2)		38	32,799

Total Ecuador			$124,842

Egypt — 8.0%

Arab Republic of Egypt:

8.15%, 11/20/59(1)		200	$161,962

8.50%, 1/31/47(1)		400	335,327

8.875%, 5/29/50(1)		200	171,874

Total Egypt			$669,163

El Salvador — 0.6%

Republic of El Salvador, 7.75%, 1/24/23(1)		61	$47,886

Total El Salvador			$47,886

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

India — 2.5%

Export-Import Bank of India, 2.25%, 1/13/31(1)		227	$206,531

Total India			$206,531

Ivory Coast — 2.6%

Ivory Coast Government International Bond:

4.875%, 1/30/32(1)	EUR	100	$105,753

6.625%, 3/22/48(1)	EUR	100	107,449

Total Ivory Coast			$213,202

Lebanon — 0.2%

Lebanese Republic:

6.25%, 11/4/24(1)(4)		33	$3,583

6.40%, 5/26/23(4)		33	3,608

6.65%, 4/22/24(1)(4)		24	2,622

6.65%, 11/3/28(1)(4)		14	1,527

6.85%, 5/25/29(4)		36	3,911

7.00%, 12/3/24(4)		15	1,632

7.00%, 3/20/28(1)(4)		11	1,125

7.05%, 11/2/35(1)(4)		5	546

Total Lebanon			$18,554

Oman — 2.6%

Oman Government International Bond, 6.25%, 1/25/31(1)		200	$213,196

Total Oman			$213,196

Romania — 3.6%

Romania Government International Bond:

2.625%, 12/2/40(1)	EUR	13	$12,177

2.75%, 2/26/26(1)	EUR	30	35,649

3.375%, 1/28/50(1)	EUR	23	22,572

4.625%, 4/3/49(1)	EUR	191	225,957

Total Romania			$296,355

Suriname — 3.7%

Republic of Suriname, 9.25%, 10/26/26(1)(4)		405	$309,521

Total Suriname			$309,521

Ukraine — 8.1%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(1)(5)		144	$109,303

9.75%, 11/1/28(1)		600	567,559

Total Ukraine			$676,862

Security	Principal Amount* (000’s omitted)	Value

United Arab Emirates — 2.3%

Finance Department Government of Sharjah, 4.375%, 3/10/51(1)	210	$190,011

Total United Arab Emirates		$190,011

Total Sovereign Government Bonds (identified cost $5,351,242)		$4,947,354

Sovereign Loans — 11.0%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 2.8%

Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(6)	$228	$232,198

Total Kenya		$232,198

Nigeria — 2.0%

Bank of Industry Limited, Term Loan, 6.116%, (3 mo. USD LIBOR + 6.00%), 12/14/23(6)(7)	$164	$166,913

Total Nigeria		$166,913

Tanzania — 6.2%

Government of the United Republic of Tanzania:

Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(6)	$171	$173,840

Term Loan, 6.446%, (3 mo. USD LIBOR + 6.30%), 4/28/31(6)	340	338,514

Total Tanzania		$512,354

Total Sovereign Loans (identified cost $902,607)		$911,465

Short-Term Investments — 17.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(8)	1,448,692	$1,448,547

Total Short-Term Investments (identified cost $1,448,547)		$1,448,547

Total Investments — 93.2% (identified cost $8,125,066)		$7,738,032

Other Assets, Less Liabilities — 6.8%		$565,979

Net Assets — 100.0%		$8,304,011

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $4,392,057 or 52.9% of the Fund’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $206,114 or 2.5% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	161,673	USD	182,848	3/16/22	$(1,049)

EUR	378,916	USD	428,546	3/16/22	(2,457)

USD	789,486	EUR	698,057	3/16/22	4,527

USD	411,877	EUR	364,178	3/16/22	2,362

USD	228,600	EUR	202,127	3/16/22	1,311

USD	204,730	EUR	181,020	3/16/22	1,174

USD	110,776	EUR	97,947	3/16/22	635

USD	657	EUR	581	3/16/22	4

					$6,507

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	14	Long	3/31/22	$1,668,844	$(17,506)

U.S. 10-Year Treasury Note	6	Long	3/22/22	767,812	(1,339)

U.S. Long Treasury Bond	2	Long	3/22/22	311,250	(785)

U.S. Ultra-Long Treasury Bond	5	Long	3/22/22	944,687	(23,134)

Euro-Bobl	(4)	Short	3/8/22	(594,260)	8,061

Euro-Bund	(6)	Short	3/8/22	(1,139,920)	31,537

					$(3,166)

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$480	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(26,787)	$25,553	$(1,234)

Indonesia	320	1.00% (pays quarterly)(1)	12/20/26	0.91	1,802	(4,526)	(2,724)

Total	$800				$(24,985)	$21,027	$(3,958)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation Depreciation

Mexico	Citibank, N.A.	$251	1.00% (pays quarterly)(1)	12/20/31	1.71%	$(15,055)	$11,087	$(3,968)

Total		$251				$(15,055)	$11,087	$(3,968)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,051,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Statement of Assets and Liabilities

Assets	January 31, 2022

Unaffiliated investments, at value (identified cost, $6,676,519)	$6,289,485

Affiliated investment, at value (identified cost, $1,448,547)	1,448,547

Cash	59,579

Deposits for derivatives collateral —

Financial futures contracts	86,482

Centrally cleared derivatives	433,191

Foreign currency, at value (identified cost, $88,880)	88,510

Interest receivable	99,830

Dividends receivable from affiliated investment	171

Receivable for variation margin on open financial futures contracts	5,521

Receivable from affiliate	9,545

Total assets	$8,520,861

Liabilities

Payable for investments purchased	$105,415

Payable for variation margin on open centrally cleared derivatives	9,256

Payable for open swap contracts	3,968

Upfront receipts on open non-centrally cleared swap contracts	11,087

Payable to affiliate:

Investment adviser and administration fee	4,619

Accrued expenses	82,505

Total liabilities	$216,850

Net Assets	$8,304,011

Sources of Net Assets

Paid-in capital	$8,918,092

Accumulated loss	(614,081)

Total	$8,304,011

Class I Shares

Net Assets	$8,304,011

Shares Outstanding	890,173

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.33

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Statement of Operations

Investment Income	Year Ended January 31, 2022

Interest	$458,140

Dividends from affiliated investment	806

Total investment income	$458,946

Expenses

Investment adviser and administration fee	$56,141

Trustees’ fees and expenses	913

Custodian fee	54,583

Transfer and dividend disbursing agent fees	501

Legal and accounting services	64,213

Printing and postage	5,464

Registration fees	23,635

Interest expense	1,693

Miscellaneous	8,480

Total expenses	$215,623

Deduct —

Allocation of expenses to affiliate	$140,606

Total expense reductions	$140,606

Net expenses	$75,017

Net investment income	$383,929

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$149,334

Investment transactions — affiliated investment	(115)

Financial futures contracts	(132,524)

Swap contracts	85,990

Foreign currency transactions	135

Forward foreign currency exchange contracts	128,015

Net realized gain	$230,835

Change in unrealized appreciation (depreciation) —

Investments	$(1,054,429)

Financial futures contracts	49,440

Swap contracts	(28,667)

Foreign currency	(1,884)

Forward foreign currency exchange contracts	(10,922)

Net change in unrealized appreciation (depreciation)	$(1,046,462)

Net realized and unrealized loss	$(815,627)

Net decrease in net assets from operations	$(431,698)

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2022	2021

From operations —

Net investment income	$383,929	$410,275

Net realized gain (loss)	230,835	(362,444)

Net change in unrealized appreciation (depreciation)	(1,046,462)	99,121

Net increase (decrease) in net assets from operations	$(431,698)	$146,952

Distributions to shareholders —

Class I	$(384,407)	$(446,396)

Total distributions to shareholders	$(384,407)	$(446,396)

Tax return of capital to shareholders —

Class I	$(61,798)	$—

Total tax return of capital to shareholders	$(61,798)	$—

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$2,362,415	$1,796,027

Net asset value of shares issued to shareholders in payment of distributions declared	32,445	32,636

Cost of shares redeemed	(2,035,688)	(1,236,464)

Net increase in net assets from Fund share transactions	$359,172	$592,199

Net increase (decrease) in net assets	$(518,731)	$292,755

Net Assets

At beginning of year	$8,822,742	$8,529,987

At end of year	$8,304,011	$8,822,742

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Financial Highlights

	Class I

	Year Ended January 31,					Period Ended January 31, 2019(1)
	2022		2021		2020

Net asset value — Beginning of period	$10.350		$10.620		$9.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.444		$0.476		$0.526	$0.286

Net realized and unrealized gain (loss)	(0.947)		(0.229)		0.956	(0.151)

Total income (loss) from operations	$(0.503)		$0.247		$1.482	$0.135

Less Distributions

From net investment income	$(0.445)		$(0.517)		$(0.577)	$(0.219)

From net realized gain	—		—		(0.125)	(0.076)

Tax return of capital	(0.072)		—		—	—

Total distributions	$(0.517)		$(0.517)		$(0.702)	$(0.295)

Net asset value — End of period	$9.330		$10.350		$10.620	$9.840

Total Return(3)(4)	(5.03)%		2.81%		15.57%	1.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,304		$8,823		$8,530	$7,878

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.87	%(6)	0.86	%(6)	0.85%	0.85	%(7)

Net investment income	4.45%		4.88%		5.12%	3.92	%(7)

Portfolio Turnover	176%		220%		187%	82	%(5)

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.63%, 2.23%, 1.88% and 2.24% of average daily net assets for the years ended January 31, 2022, 2021, 2020 and the period ended January 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes interest expense of 0.02% and 0.01% for the years ended January 31, 2022 and 2021, respectively.

(7)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be

16

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2022 and January 31, 2021 was as follows:

	Year Ended January 31,
	2022	2021

Ordinary income	$384,407	$446,396

Tax return of capital	$61,798	$—

As of January 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(260,771)

Net unrealized depreciation	(353,310)

Accumulated Loss	$(614,081)

At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $260,771 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $260,771 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,088,892

Gross unrealized appreciation	$83,559

Gross unrealized depreciation	(435,663)

Net unrealized depreciation	$(352,104)

17

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.650%

$500 million but less than $1.0 billion	0.625%

$1.0 billion but less than $2.5 billion	0.600%

$2.5 billion but less than $5.0 billion	0.580%

$5.0 billion and over	0.565%

For the year ended January 31, 2022, the investment adviser and administration fee amounted to $56,141 or 0.65% of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM was allocated $140,606 of the Fund’s operating expenses for the year ended January 31, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2022, EVM earned $126 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $12,570,240 and $13,106,566, respectively, for the year ended January 31, 2022.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

	Year Ended January 31,
	2022	2021

Sales	235,538	180,018

Issued to shareholders electing to receive payments of distributions in Fund shares	3,297	3,429

Redemptions	(200,972)	(134,224)

Net increase	37,863	49,223

At January 31, 2022, EVM owned 89.9% of the outstanding shares of the Fund.

18

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2022 is included in the Portfolio of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $15,055. At January 31, 2022, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

19

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange		Interest Rate		Total

Distributable earnings	$1,802 *	$10,013	*	$39,598	*	$51,413

Total Asset Derivatives	$1,802	$10,013		$39,598		$51,413

Derivatives not subject to master netting or similar agreements	$1,802	$10,013		$39,598		$51,413

Total Asset Derivatives subject to master netting or similar agreements	$—	$—		$—		$—

Distributable earnings	$(26,787)*	$(3,506	)*	$(42,764	)*	$(73,057)

Payable for open swap contracts;

Upfront receipts on open non-centrally cleared swap contracts	(15,055)	—		—		(15,055)

Total Liability Derivatives	$(41,842)	$(3,506)		$(42,764)		$(88,112)

Derivatives not subject to master netting or similar agreements	$(26,787)	$(3,506)		$(42,764)		$(73,057)

Total Liability Derivatives subject to master netting or similar agreements	$(15,055)	$—		$—		$(15,055)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of January 31, 2022.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(15,055)	$—	$—	$—	$(15,055)

	$(15,055)	$—	$—	$—	$(15,055)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

20

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended January 31, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(132,524)	$(132,524)

Swap contracts	35,243	—	50,747	85,990

Forward foreign currency exchange contracts	—	128,015	—	128,015

Total	$35,243	$128,015	$(81,777)	$(81,481)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$49,440	$49,440

Swap contracts	(28,254)	—	(413)	(28,667)

Forward foreign currency exchange contracts	—	(10,922)	—	(10,922)

Total	$(28,254)	$(10,922)	$49,027	$9,851

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended January 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$2,602,000	$1,776,000	$2,722,000	$3,976,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2022.

8  Investments in Affiliated Funds

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $1,448,547, which represents 17.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$499,206	$8,847,873	$(7,898,417)	$(115)	$—	$1,448,547	$806	1,448,692

21

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$430,666	$—	$430,666

Sovereign Government Bonds	—	4,947,354	—	4,947,354

Sovereign Loans	—	911,465	—	911,465

Short-Term Investments	—	1,448,547	—	1,448,547

Total Investments	$—	$7,738,032	$—	$7,738,032

Forward Foreign Currency Exchange Contracts	$—	$10,013	$—	$10,013

Futures Contracts	39,598	—	—	39,598

Swap Contracts	—	1,802	—	1,802

Total	$39,598	$7,749,847	$—	$7,789,445

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,506)	$—	$(3,506)

Futures Contracts	(42,764)	—	—	(42,764)

Swap Contracts	—	(41,842)	—	(41,842)

Total	$(42,764)	$(45,348)	$—	$(88,112)

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

22

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Notes to Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

23

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Emerging Markets Debt Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from the start of business, May 1, 2018, to January 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from the start of business, May 1, 2018, to January 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers, and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

24

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.

163(j) Interest Dividends.  For the fiscal year ended January 31, 2022, the Fund designates 96.07% of distributions from net investment income as a 163(j) interest dividend.

25

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

26

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

27

Eaton Vance

Emerging Markets Debt Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

29

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29948    1.31.22

Parametric

Emerging Markets Fund

Annual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2022

Parametric

Emerging Markets Fund

Parametric

Emerging Markets Fund

January 31, 2022

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Emerging market equities declined in 2021 against a backdrop of rising inflation and recurring waves of COVID-19 variants. In total, the MSCI Emerging Markets Index (the Index) returned -7.23% for the 12-month period ended January 31, 2022. Performance was influenced by significant weakness in parts of Asia. Returns were generally better for stocks in medium and small countries, along with the larger economies of India and Taiwan during the period.

Substantial underperformance from China and South Korea was the largest source of weakness. Chinese stocks delivered the worst performance of any emerging market during the period, dropping significantly as investor sentiment weakened in response to China’s widespread regulatory crackdowns on major corporations.

Performance in South Korea was also challenged, with local stocks and its currency, the won, declining in value during the period. In contrast, strong exports supported Taiwan’s market, while India also rallied as monetary stimulus worked through its economy. More broadly, a significant rebound in commodity prices buoyed many small- and medium-size countries, while a rally in oil prices benefited energy-producing countries in the Middle East and Europe.

Fund Performance

For the 12-month period ended January 31, 2022, Parametric Emerging Markets Fund (the Fund) returned 4.41% for Investor Class shares at net asset value (NAV), outperforming its benchmark, the Index, which returned -7.23%.

The Fund’s emphasis on diversification, via a system of targeting country weights and systematically rebalancing as they diverge from the target, contributed to performance relative to the Index during the period. Based on diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries during the period. The Fund’s emphasis on diversification at the sector level within each emerging market also aided relative returns. The Fund’s overweight positions in out-of-Index frontier market countries — with performance levels that exceeded the Index — were an additional source of outperformance during the period.

An underweight exposure to China contributed to performance relative to the Index during the period. The Fund’s sector diversification process, creating underweight positions in larger industries and overweight positions in smaller ones within the country, also contributed. China’s stock market declined significantly following a series of regulatory crackdowns on major corporations by the central government. Much of the attention was directed at larger sectors, which led to strong outperformance from smaller industries such as energy, materials, and utilities.

An underweight exposure to South Korea also benefited relative returns, as weakness across most sectors and a fall in the won versus the U.S. dollar led to a loss for U.S.-based investors. Furthermore, the sector allocation process in South Africa helped performance relative to the Index during the period. This was partially a result of an underweight exposure to the consumer discretionary sector, which was weighed down by its main constituent’s ties to the Chinese economy.

An underweight exposure to Taiwan detracted from relative results during the period. The country’s stock market performed well following a strong rebound in economic growth driven by heavy demand for technology exports. An underweight exposure to India also harmed relative returns, as Indian equity markets outperformed the Index in response to monetary stimulus to support the economy. In addition, the stock selection process in Brazil weighed on relative performance. This was largely a result of including small-cap stocks in the technology sector, which trailed their larger peers during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Emerging Markets Fund

January 31, 2022

Performance2,3

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Investor Class at NAV	06/30/2006	06/30/2006	4.41%	4.52%	2.53%
Class C at NAV	06/30/2006	06/30/2006	3.59	3.72	1.92

Class C with 1% Maximum Sales Charge	—	—	2.59	3.72	1.92
Institutional Class at NAV	06/30/2006	06/30/2006	4.64	4.77	2.79

Class R6 at NAV	07/01/2014	06/30/2006	4.82	4.84	2.84

MSCI Emerging Markets Index	—	—	–7.23%	8.29%	4.16%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6

		1.55%	2.30%	1.30%	1.21%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	01/31/2012	$12,097	N.A.
Institutional Class	$50,000	01/31/2012	$65,834	N.A.

Class R6	$1,000,000	01/31/2012	$1,323,045	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Emerging Markets Fund

January 31, 2022

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Tencent Holdings, Ltd.	1.2%

Samsung Electronics Co., Ltd.	0.9

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

Saudi Arabian Oil Co.	0.6

America Movil SAB de CV, Series L	0.6

Turkiye Petrol Rafinerileri AS	0.6

Petroleo Brasileiro S.A. PFC Shares	0.6

Naspers, Ltd., Class N	0.6

Alibaba Group Holding, Ltd. ADR	0.5

Delta Electronics (Thailand) PCL	0.5

Total	6.9%

See Endnotes and Additional Disclosures in this report.

4

Parametric

Emerging Markets Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Investor Class shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Investor Class shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Investor Class shares ten years after purchase.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

Diversification cannot ensure a profit or eliminate the risk of loss.

5

Parametric

Emerging Markets Fund

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$992.20	$7.98	1.59%
Class C	$1,000.00	$988.10	$11.73	2.34%
Institutional Class	$1,000.00	$993.10	$6.73	1.34%
Class R6	$1,000.00	$993.40	$6.53	1.30%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.19	$8.08	1.59%
Class C	$1,000.00	$1,013.41	$11.88	2.34%
Institutional Class	$1,000.00	$1,018.45	$6.82	1.34%
Class R6	$1,000.00	$1,018.65	$6.61	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

6

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value

Argentina — 0.6%

Adecoagro S.A.(1)	15,700	$127,170

Arcos Dorados Holdings, Inc., Class A(1)	14,445	93,315

Banco Macro S.A. ADR(1)(2)	3,600	51,948

Cresud S.A. ADR(1)	8,700	44,196

Grupo Financiero Galicia S.A., Class B ADR(2)	6,587	63,762

Loma Negra Cia Industrial Argentina S.A. ADR(1)	14,800	91,316

MercadoLibre, Inc.(1)	989	1,119,607

Pampa Energia S.A. ADR(1)	2,099	41,728

Telecom Argentina S.A. ADR(1)(2)	11,400	57,912

Transportadora de Gas del Sur S.A. ADR(1)(2)	11,563	56,890

YPF S.A. ADR(1)(2)	11,024	47,624

		$1,795,468

Bahrain — 0.7%

Ahli United Bank BSC	1,547,365	$1,436,597

Al Salam Bank-Bahrain BSC(1)	1,024,748	269,319

GFH Financial Group BSC	1,312,993	441,240

		$2,147,156

Bangladesh — 0.6%

Bangladesh Export Import Co., Ltd.	66,933	$116,282

Beximco Pharmaceuticals, Ltd.	106,430	241,720

City Bank, Ltd. (The)	248,964	79,034

Grameenphone, Ltd.	18,840	78,083

Heidelberger Cement Bangladesh, Ltd.	18,065	62,505

Jamuna Oil Co., Ltd.	41,841	81,508

Olympic Industries, Ltd.	41,067	77,291

Pubali Bank, Ltd.	240,880	76,388

Renata, Ltd.	14,121	218,711

Square Pharmaceuticals, Ltd.	171,709	440,157

Summit Power, Ltd.	107,026	48,083

Titas Gas Transmission & Distribution Co., Ltd.	150,108	72,802

Unique Hotel & Resorts, Ltd.	114,627	70,671

United Commercial Bank, Ltd.	611,623	114,730

		$1,777,965

Botswana — 0.6%

Absa Bank Botswana, Ltd.	332,114	$132,019

Botswana Insurance Holdings, Ltd.	129,055	193,663

First National Bank of Botswana, Ltd.	983,549	214,420

Letshego Holdings, Ltd.	1,448,236	177,701

Sechaba Breweries Holdings, Ltd.	651,828	952,997

		$1,670,800

Security	Shares	Value

Brazil — 4.9%

Alpargatas S.A., PFC Shares	14,500	$79,407

Ambev S.A.	117,850	332,238

Americanas S.A.(1)	37,772	225,560

B3 S.A. - Brasil Bolsa Balcao	49,900	137,387

Banco Bradesco S.A., PFC Shares	51,175	219,730

Banco do Brasil S.A.	22,198	136,530

BB Seguridade Participacoes S.A.	19,700	85,847

BRF S.A.(1)	20,640	86,795

CCR S.A.	73,900	180,919

Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	218,174

Cia de Saneamento Basico do Estado de Sao Paulo	20,960	147,467

Cia Energetica de Minas Gerais, PFC Shares	65,043	160,828

Cia Siderurgica Nacional S.A.	9,800	47,135

Cielo S.A.	566,406	245,331

Cogna Educacao(1)	289,536	140,676

Cosan S.A.	39,700	177,712

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	50,036

Embraer S.A. ADR(1)	9,248	141,957

Engie Brasil Energia S.A.	16,250	124,550

Equatorial Energia S.A.	31,800	137,498

Fleury S.A.	87,400	332,805

Gerdau S.A., PFC Shares	15,900	83,361

GRUPO DE MODA SOMA S.A.(1)	36,077	98,514

Hypera S.A.	99,100	580,592

Iochpe Maxion S.A.	22,100	62,720

Itau Unibanco Holding S.A., PFC Shares	51,620	246,235

Itausa S.A., PFC Shares	50,688	97,270

JBS S.A.	31,625	208,983

Klabin S.A., PFC Shares	103,800	93,047

Localiza Rent a Car S.A.	25,589	282,389

Locaweb Servicos de Internet S.A.(1)(3)	34,800	63,569

Lojas Renner S.A.	57,484	304,411

Magazine Luiza S.A.	139,900	184,422

Marfrig Global Foods S.A.	38,855	164,490

MRV Engenharia e Participacoes S.A.	45,900	115,915

Multiplan Empreendimentos Imobiliarios S.A.	30,700	124,301

Natura & Co. Holding S.A.(1)	23,300	99,605

Notre Dame Intermedica Participacoes S.A.	71,500	958,701

Odontoprev S.A.	110,900	260,641

Pagseguro Digital, Ltd., Class A(1)(2)	29,000	655,980

Petroleo Brasileiro S.A., PFC Shares	291,800	1,777,694

Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	208,599

Raia Drogasil S.A.	31,100	135,643

Rede D’Or Sao Luiz S.A.(3)	76,600	639,331

Rumo S.A.(1)	75,019	220,673

Sendas Distribuidora S.A.	30,845	72,784

7	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

StoneCo, Ltd., Class A(1)	28,800	$448,704

Suzano S.A.	10,620	118,398

Telefonica Brasil S.A.	51,400	480,886

TIM S.A.	80,550	201,295

TOTVS S.A.	80,170	438,889

Transmissora Alianca de Energia Electrica S.A.	24,900	178,986

Ultrapar Participacoes S.A.	46,968	133,648

Vale S.A.	60,947	928,190

Via S.A.(1)	79,000	70,221

Vibra Energia S.A.	59,200	255,302

Weg S.A.	53,004	321,013

XP, Inc.(1)	1,191	39,587

YDUQS Participacoes S.A.	24,300	101,180

		$14,864,751

Bulgaria — 0.2%

CB First Investment Bank AD(1)	101,904	$104,156

Chimimport AD(1)	329,922	173,571

MonBat AD	60,235	200,571

Sopharma AD(1)	98,906	256,769

		$735,067

Chile — 2.7%

Aguas Andinas S.A., Series A	483,322	$116,200

Banco de Chile	4,032,063	403,194

Banco de Credito e Inversiones S.A.	5,033	182,323

Banco Santander Chile	6,739,212	334,837

CAP S.A.	7,626	85,696

Cencosud S.A.	243,352	448,481

Cia Cervecerias Unidas S.A.	28,753	238,297

Cia Sud Americana de Vapores S.A.	8,583,228	746,010

Colbun S.A.	1,199,487	99,241

Embotelladora Andina S.A., Class B, PFC Shares	93,248	200,575

Empresa Nacional de Telecomunicaciones S.A.	44,883	186,146

Empresas CMPC S.A.	143,316	263,125

Empresas COPEC S.A.	130,877	1,097,184

Enel Americas S.A.	2,767,585	326,314

Enel Chile S.A.	4,067,614	159,172

Falabella S.A.	290,477	1,033,790

Parque Arauco S.A.(1)	496,799	574,940

Ripley Corp. S.A.	484,810	100,463

Sociedad Matriz SAAM S.A.	3,952,527	268,974

Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	18,316	980,893

Sonda S.A.	225,936	97,166

Security	Shares	Value

Chile (continued)

Vina Concha y Toro S.A.	92,943	$148,734

		$8,091,755

China — 18.3%

3SBio, Inc.(1)(3)	377,500	$298,902

AAC Technologies Holdings, Inc.(2)	69,500	211,028

AECC Aviation Power Co., Ltd.	7,921	60,384

Agile Group Holdings, Ltd.(2)	92,000	48,769

Aier Eye Hospital Group Co., Ltd., Class A	14,273	73,152

Air China, Ltd., Class H(1)	178,000	134,192

Alibaba Group Holding, Ltd. ADR(1)	12,100	1,522,059

Aluminum Corp. of China, Ltd., Class H(1)	352,000	185,246

Angang Steel Co., Ltd., Class H	306,400	134,449

Anhui Conch Cement Co., Ltd., Class H	106,000	560,690

ANTA Sports Products, Ltd.	15,000	225,229

Baidu, Inc., ADR(1)	4,232	676,020

Bank of Beijing Co., Ltd.	182,760	129,375

Bank of China, Ltd., Class H	896,000	349,254

Bank of Ningbo Co., Ltd., Class A	19,850	122,861

BeiGene, Ltd. ADR(1)	2,200	533,676

Beijing Capital International Airport Co., Ltd., Class H(1)	436,000	291,085

Beijing Enterprises Holdings, Ltd.	39,500	134,654

Beijing Enterprises Water Group, Ltd.	648,000	252,746

Beijing Originwater Technology Co., Ltd., Class A	127,500	132,965

BOE Technology Group Co., Ltd., Class A	341,100	261,813

Brilliance China Automotive Holdings, Ltd.(1)(4)	326,000	0

BYD Co., Ltd., Class H	7,654	226,383

BYD Electronic (International) Co., Ltd.(2)	29,000	87,710

Changchun High & New Technology Industry Group, Inc., Class A	6,200	172,536

Changjiang Securities Co., Ltd., Class A	112,200	124,237

Chengdu Xingrong Environment Co., Ltd., Class A	125,700	112,430

China Bluechemical, Ltd., Class H	216,000	59,131

China Coal Energy Co., Ltd., Class H	268,000	149,989

China Communications Services Corp., Ltd., Class H	658,000	350,253

China Construction Bank Corp., Class H	857,630	658,101

China Everbright Environment Group, Ltd.	373,925	277,769

China Evergrande Group(2)	135,000	28,849

China Fortune Land Development Co., Ltd.(1)	68,027	35,125

China Gas Holdings, Ltd.	165,400	281,012

China International Marine Containers Co., Ltd.	44,906	81,011

China Jinmao Holdings Group, Ltd.	352,000	127,871

China Life Insurance Co., Ltd., Class H	92,000	161,727

China Longyuan Power Group Corp., Ltd., Class H	248,000	505,991

China Mengniu Dairy Co., Ltd.	109,000	644,258

China Merchants Bank Co., Ltd., Class H	35,024	292,735

8	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

China Merchants Port Holdings Co., Ltd.	198,035	$366,002

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	159,594

China Molybdenum Co., Ltd., Class H	570,000	292,908

China National Building Material Co., Ltd., Class H	382,000	496,161

China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	90,450

China Oilfield Services, Ltd., Class H	198,000	194,725

China Overseas Land & Investment, Ltd.	196,660	580,437

China Petroleum & Chemical Corp., Class H	2,237,741	1,171,658

China Railway Group, Ltd., Class H	412,000	254,320

China Resources Beer Holdings Co., Ltd.	72,000	537,543

China Resources Gas Group, Ltd.	64,000	320,592

China Resources Land, Ltd.	148,000	715,375

China Resources Medical Holdings Co., Ltd.	355,000	200,428

China Resources Power Holdings Co., Ltd.	139,600	339,965

China Shenhua Energy Co., Ltd., Class H	339,000	833,820

China Shineway Pharmaceutical Group, Ltd.	381,000	342,973

China Southern Airlines Co., Ltd., Class H(1)	564,000	361,098

China State Construction Engineering Corp., Ltd.	156,440	128,258

China Tourism Group Duty Free Corp., Ltd., Class A	6,700	219,774

China Travel International Investment Hong Kong, Ltd.(1)(2)	1,372,855	283,167

China Vanke Co., Ltd., Class H	149,577	386,694

China Yangtze Power Co., Ltd.	162,200	559,940

Chongqing Changan Automobile Co., Ltd., Class A	138,320	284,069

CIFI Holdings Group Co., Ltd.	374,000	244,331

CITIC, Ltd.	142,000	159,481

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	70,426

COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	198,866	361,783

COSCO SHIPPING Ports, Ltd.	110,000	87,626

Country Garden Holdings Co., Ltd.	533,880	438,506

Country Garden Services Holdings Co., Ltd.	56,589	334,283

CSPC Pharmaceutical Group, Ltd.	323,760	393,494

Daqo New Energy Corp. ADR(1)	6,200	248,744

Dong-E-E-Jiao Co., Ltd., Class A	16,200	96,917

Dongfeng Motor Group Co., Ltd., Class H	264,000	232,807

East Money Information Co., Ltd., Class A	40,389	201,897

Focus Media Information Technology Co., Ltd., Class A	196,344	237,391

Ganfeng Lithium Co., Ltd., Class A	10,550	227,151

GDS Holdings, Ltd. ADR(1)	9,300	408,084

Gemdale Corp.	80,700	164,499

Great Wall Motor Co., Ltd., Class H	50,000	135,654

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	70,215

Guangdong Investment, Ltd.	258,000	368,536

Guangzhou Automobile Group Co., Ltd., Class H	199,218	195,689

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H(2)	26,000	66,391

Security	Shares	Value

China (continued)

Guangzhou R&F Properties Co., Ltd., Class H(2)	178,000	$79,229

Haier Smart Home Co., Ltd., Class H	47,553	190,642

Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	175,746

Hengan International Group Co., Ltd.	24,500	119,764

Huadian Power International Corp., Ltd., Class H	460,000	168,149

Huadong Medicine Co., Ltd., Class A	56,653	327,425

Huaneng Power International, Inc., Class H	420,000	221,090

Huayu Automotive Systems Co., Ltd.	53,308	232,935

Hubei Energy Group Co., Ltd., Class A	94,014	65,219

Hundsun Technologies, Inc.	24,224	224,384

Iflytek Co., Ltd., Class A	34,550	239,173

Industrial & Commercial Bank of China, Ltd., Class H	495,000	299,893

Industrial Bank Co., Ltd.	25,302	83,792

Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	263,787

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	320,937

Innovent Biologics, Inc.(1)(3)	44,000	186,331

JD.com, Inc. ADR(1)(2)	8,606	644,417

JD.com, Inc., Class A(4)(5)	2,859	102,489

Jiangsu Expressway Co., Ltd., Class H	214,000	223,599

Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	250,249

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	362,630

Jiangxi Copper Co., Ltd., Class H	154,000	252,523

Jinke Properties Group Co., Ltd., Class A	130,499	92,509

Jizhong Energy Resources Co., Ltd., Class A	231,400	185,514

Kingboard Holdings., Ltd.	87,100	420,495

Kingdee International Software Group Co., Ltd.(1)	99,000	226,843

Kingsoft Corp, Ltd.	75,800	340,635

Kunlun Energy Co., Ltd.	338,000	350,522

Kweichow Moutai Co., Ltd., Class A	2,900	866,963

KWG Group Holdings, Ltd.	156,000	85,298

KWG Living Group Holdings, Ltd.	78,000	34,313

Lee & Man Paper Manufacturing, Ltd.	275,000	188,337

Lenovo Group, Ltd.	502,000	544,021

Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	108,903

Li Ning Co., Ltd.	21,208	206,948

Longfor Group Holdings, Ltd.(3)	86,000	515,899

LONGi Green Energy Technology Co., Ltd.	45,278	507,569

Luxshare Precision Industry Co., Ltd., Class A	71,034	532,713

Luye Pharma Group, Ltd.(1)(2)(3)	496,500	216,867

Maanshan Iron & Steel Co., Ltd., Class H	286,000	112,197

NARI Technology Co., Ltd.	41,020	229,482

NetEase, Inc. ADR	7,510	776,234

New Oriental Education & Technology Group, Inc. ADR(1)	23,000	32,890

Nine Dragons Paper Holdings, Ltd.	195,000	194,780

Oceanwide Holdings Co., Ltd., Class A(1)	204,000	58,314

Offshore Oil Engineering Co., Ltd.	141,100	99,666

9	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

OFILM Group Co., Ltd., Class A(1)	65,800	$83,112

PetroChina Co., Ltd., Class H	1,922,000	953,104

Ping An Bank Co., Ltd., Class A	35,488	89,036

Ping An Insurance Group Co. of China, Ltd., Class H	44,000	349,176

Poly Developments and Holdings Group Co., Ltd., Class A	94,900	234,096

Poly Property Group Co., Ltd.	700,000	184,059

Power Construction Corp. of China, Ltd.	53,800	73,703

RiseSun Real Estate Development Co., Ltd., Class A	163,200	114,860

SAIC Motor Corp., Ltd.	55,100	163,848

Sanan Optoelectronics Co., Ltd.	84,900	380,576

SDIC Power Holdings Co., Ltd.	98,000	154,863

Shan Xi Hua Yang Group New Energy Co., Ltd.	126,000	208,136

Shandong Gold Mining Co., Ltd.	50,680	150,640

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	138,028

Shanghai Electric Group Co., Ltd., Class H	282,000	77,600

Shanghai Industrial Holdings, Ltd.	204,000	300,952

Shanxi Lu’an Environmental Energy Development Co., Ltd.	41,000	78,352

Shenzhen Inovance Technology Co., Ltd., Class A	27,900	267,135

Shenzhen Investment, Ltd.	674,000	158,311

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	124,731

Shimao Group Holdings, Ltd.	118,500	87,334

Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	88,094

Sichuan Chuantou Energy Co., Ltd.	88,600	154,755

Sihuan Pharmaceutical Holdings Group, Ltd.(2)	240,000	44,993

Sino Biopharmaceutical, Ltd.	639,500	441,033

Sino-Ocean Group Holding, Ltd.	659,000	161,848

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,307,000	288,423

Sinopharm Group Co., Ltd., Class H	60,400	135,102

Sunac China Holdings, Ltd.	133,000	163,899

Sunny Optical Technology Group Co., Ltd.	26,700	689,329

Tencent Holdings, Ltd.	60,039	3,762,180

Tingyi (Cayman Islands) Holding Corp.	238,000	493,085

Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	229,044

Trip.com Group, Ltd. ADR(1)	9,254	246,249

Tsingtao Brewery Co., Ltd., Class H	23,566	212,093

Vnet Group, Inc. ADR(1)	14,100	139,872

Wanhua Chemical Group Co., Ltd.	19,665	283,896

Want Want China Holdings, Ltd.	162,920	159,844

Weichai Power Co., Ltd., Class H	102,742	186,439

Weimob, Inc.(1)(2)(3)	219,000	165,434

Wens Foodstuffs Group Co., Ltd., Class A(1)	51,000	162,412

West China Cement, Ltd.	1,502,000	252,986

WH Group, Ltd.(3)	641,121	428,916

Wuliangye Yibin Co., Ltd., Class A	18,600	585,542

Wuxi Biologics Cayman, Inc.(1)(3)	90,000	902,049

Xinyi Solar Holdings, Ltd.	170,000	272,725

Security	Shares	Value

China (continued)

Yangzijiang Shipbuilding Holdings, Ltd.	326,900	$313,645

Yankuang Energy Group Co., Ltd., Class H(2)	218,000	461,865

Yuan Longping High-Tech Agriculture Co., Ltd., Class A(1)	65,900	192,961

Yuexiu Property Co., Ltd.	226,000	229,638

Yunnan Baiyao Group Co., Ltd., Class A	21,200	302,016

Zhaojin Mining Industry Co., Ltd., Class H	372,500	298,856

Zhejiang Dahua Technology Co., Ltd., Class A	69,550	210,462

Zhejiang Expressway Co., Ltd., Class H	258,000	221,461

Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	136,380

Zhongjin Gold Corp., Ltd., Class A	115,900	146,317

Zhongtian Financial Group Co., Ltd., Class A(1)	315,000	123,353

Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	173,239

Zijin Mining Group Co., Ltd., Class H	318,000	412,831

ZTE Corp., Class H	155,303	419,666

ZTO Express Cayman, Inc. ADR	6,900	207,276

		$55,413,698

Colombia — 1.3%

Bancolombia S.A.	22,923	$229,359

Bancolombia S.A. ADR, PFC Shares	10,155	361,315

Cementos Argos S.A.	143,656	234,527

Corp. Financiera Colombiana S.A.(1)	7,103	53,563

Ecopetrol S.A.	1,844,948	1,357,616

Grupo Argos S.A.	82,564	337,552

Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	133,474

Grupo de Inversiones Suramericana S.A.	20,221	139,578

Grupo Nutresa S.A.	75,093	639,124

Interconexion Electrica S.A.	96,238	575,314

		$4,061,422

Croatia — 0.6%

Adris Grupa DD, PFC Shares	4,117	$260,651

Atlantic Grupa DD	304	81,870

Ericsson Nikola Tesla DD	639	181,261

Hrvatski Telekom DD	11,170	307,544

Koncar-Elektroindustrija DD	631	84,966

Podravka Prehrambena Ind DD	1,816	185,393

Valamar Riviera DD(1)	130,586	662,627

Zagrebacka Banka DD(1)	8,951	88,180

		$1,852,492

Czech Republic — 0.6%

CEZ AS	32,204	$1,194,878

Komercni Banka AS	8,757	388,314

O2 Czech Republic AS(1)	8,600	106,424

10	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Czech Republic (continued)

Philip Morris CR AS	119	$90,664

		$1,780,280

Egypt — 0.6%

Cleopatra Hospital(1)	330,000	$102,448

Commercial International Bank Egypt SAE(1)	138,218	453,045

Eastern Co. SAE	349,265	231,522

Egypt Kuwait Holding Co. SAE(1)	229,500	320,516

Egyptian Financial Group-Hermes Holding Co.(1)	52,747	49,498

ElSewedy Electric Co.	125,156	73,801

Ibnsina Pharma SAE(1)	257,560	62,372

Juhayna Food Industries	143,563	64,447

Oriental Weavers	271,447	147,020

Talaat Moustafa Group	316,254	187,652

Telecom Egypt Co.	67,509	72,879

		$1,765,200

Estonia — 0.6%

AS Merko Ehitus	5,570	$97,649

AS Tallink Grupp(1)	1,541,008	1,041,074

AS Tallinna Kaubamaja Grupp	43,232	544,981

		$1,683,704

Ghana — 0.6%

Ghana Commercial Bank, Ltd.	1,347,533	$1,121,256

Standard Chartered Bank of Ghana, Ltd.	175,500	565,684

		$1,686,940

Greece — 1.2%

Aegean Airlines S.A.(1)	19,784	$122,194

Alpha Services and Holdings S.A.(1)	120,393	182,197

Costamare, Inc.	8,819	115,882

Eurobank Ergasias Services and Holdings S.A.(1)	220,993	249,944

GEK Terna Holding Real Estate Construction S.A.(1)	11,096	115,220

Hellenic Petroleum S.A.	7,821	58,120

Hellenic Telecommunications Organization S.A.	32,274	627,321

Holding Co. ADMIE IPTO S.A.	26,908	76,021

JUMBO S.A.	25,105	373,419

Motor Oil (Hellas) Corinth Refineries S.A.	15,873	254,196

Mytilineos S.A.	13,977	239,099

National Bank of Greece S.A.(1)	31,588	124,325

OPAP S.A.	46,978	697,762

Public Power Corp. S.A.(1)	15,885	154,628

Terna Energy S.A.	7,268	106,004

Security	Shares	Value

Greece (continued)

Titan Cement International S.A.	12,190	$190,718

Tsakos Energy Navigation, Ltd.	7,720	57,051

		$3,744,101

Hungary — 0.7%

Magyar Telekom Telecommunications PLC	43,733	$57,977

MOL Hungarian Oil & Gas PLC	81,926	714,433

OTP Bank Nyrt.(1)	9,428	547,080

Richter Gedeon Nyrt.	25,651	677,019

		$1,996,509

India — 4.7%

ACC, Ltd.	1,578	$48,556

Adani Enterprises, Ltd.	5,574	129,035

Adani Ports and Special Economic Zone, Ltd.	18,849	182,744

Apollo Hospitals Enterprise, Ltd.	4,712	282,885

Asian Paints, Ltd.	3,500	148,681

Aurobindo Pharma, Ltd.	20,924	178,607

Axis Bank, Ltd.(1)	16,772	175,181

Bajaj Auto, Ltd.	2,234	106,718

Bharat Forge, Ltd.	14,189	140,787

Bharat Petroleum Corp., Ltd.	16,891	90,404

Bharti Airtel, Ltd.(1)	55,821	548,456

Biocon, Ltd.(1)	20,599	101,810

Cadila Healthcare, Ltd.	18,997	104,041

Cipla, Ltd.	24,093	305,857

Coal India, Ltd.	25,404	54,550

Container Corp. of India, Ltd.	9,400	81,859

Crompton Greaves Consumer Electricals, Ltd.	19,469	111,351

Cummins India, Ltd.	7,301	92,599

Divi’s Laboratories, Ltd.	5,850	317,264

DLF, Ltd.	20,247	107,494

Dr. Reddy’s Laboratories, Ltd.	5,217	301,167

Eicher Motors, Ltd.	3,860	137,507

GAIL (India), Ltd.	104,139	202,646

Godrej Consumer Products, Ltd.(1)	12,875	154,162

Grasim Industries, Ltd.	4,143	96,434

Gujarat State Petronet, Ltd.	19,482	79,008

Havells India, Ltd.	5,343	85,628

HCL Technologies, Ltd.	18,017	267,459

Hero MotoCorp, Ltd.	3,443	126,023

Hindalco Industries, Ltd.	10,436	69,261

Hindustan Unilever, Ltd.	12,101	370,536

Housing Development Finance Corp., Ltd.	6,372	217,159

ICICI Bank, Ltd.	28,620	307,547

11	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Indian Oil Corp., Ltd.	49,207	$83,248

Indus Towers, Ltd.	18,446	62,958

Infosys, Ltd.	53,369	1,256,843

Ipca Laboratories, Ltd.	6,080	84,641

ITC, Ltd.	76,886	228,138

JSW Steel, Ltd.	14,970	127,831

Kotak Mahindra Bank, Ltd.	3,824	95,861

Larsen & Toubro, Ltd.	6,635	171,240

Lupin, Ltd.	10,226	125,158

Mahindra & Mahindra, Ltd.	17,502	208,913

Maruti Suzuki India, Ltd.	2,254	260,760

Nestle India, Ltd.	559	139,084

NTPC, Ltd.	142,226	272,267

Oil & Natural Gas Corp., Ltd.	63,509	148,417

Piramal Enterprises, Ltd.	1,868	60,204

Power Grid Corp. of India, Ltd.	45,766	132,736

Reliance Industries, Ltd.	36,174	1,164,540

Siemens, Ltd.	5,381	168,556

Sun Pharmaceutical Industries, Ltd.	40,076	449,966

Sun TV Network, Ltd.	7,988	53,620

Tata Consultancy Services, Ltd.	18,251	921,184

Tata Consumer Products, Ltd.	7,384	72,268

Tata Motors, Ltd.(1)	22,152	152,753

Tata Power Co., Ltd. (The)	53,099	176,834

Tata Steel, Ltd.	6,780	99,924

Tech Mahindra, Ltd.	14,661	293,440

Titan Co., Ltd.	9,132	290,543

Torrent Pharmaceuticals, Ltd.	4,744	169,867

UltraTech Cement, Ltd.	1,522	147,954

UPL, Ltd.	7,038	74,079

Vedanta, Ltd.	20,367	88,870

Vodafone Idea, Ltd.(1)	759,569	110,326

Voltas, Ltd.	6,353	101,091

Wipro, Ltd.	21,949	169,584

WNS Holdings, Ltd. ADR(1)	2,100	176,736

Zee Entertainment Enterprises, Ltd.	44,401	173,605

		$14,237,455

Indonesia — 2.3%

Ace Hardware Indonesia Tbk PT	1,088,200	$93,709

Adaro Energy Tbk PT	2,299,100	359,997

AKR Corporindo Tbk PT	2,350,000	119,781

Aneka Tambang Tbk	939,800	117,248

Astra International Tbk PT	2,312,300	884,979

Bank Central Asia Tbk PT	676,800	359,988

Security	Shares	Value

Indonesia (continued)

Bank Mandiri Persero Tbk PT	256,000	$134,146

Bank Negara Indonesia Persero Tbk PT	205,800	105,626

Bank Rakyat Indonesia Persero Tbk PT	776,568	221,039

Bukit Asam Tbk PT	1,334,900	265,827

Bumi Serpong Damai Tbk PT(1)	3,215,100	204,023

Charoen Pokphand Indonesia Tbk PT	346,400	152,209

Erajaya Swasembada Tbk PT	4,907,500	188,993

Gudang Garam Tbk PT	57,100	121,863

Indocement Tunggal Prakarsa Tbk PT	241,800	185,237

Indofood Sukses Makmur Tbk PT	271,700	119,819

Jasa Marga (Persero) Tbk PT(1)	780,500	178,998

Kalbe Farma Tbk PT	4,445,600	507,868

Lippo Karawaci Tbk PT(1)	19,017,880	174,872

Medco Energi Internasional Tbk PT(1)	3,858,120	150,142

Mitra Adiperkasa Tbk PT(1)	1,163,700	63,386

Mitra Keluarga Karyasehat Tbk PT	1,185,700	208,327

Perusahaan Gas Negara Tbk PT(1)	542,500	52,509

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	104,908

PP Persero Tbk PT(1)	1,377,389	89,996

Semen Indonesia Persero Tbk PT	320,600	150,993

Telkom Indonesia Persero Tbk PT	1,606,600	470,534

Tower Bersama Infrastructure Tbk PT	577,800	116,363

Unilever Indonesia Tbk PT	596,900	167,879

United Tractors Tbk PT	243,783	394,158

Vale Indonesia Tbk PT	404,600	133,840

Waskita Karya Persero Tbk PT(1)	2,474,900	101,151

Wijaya Karya Persero Tbk PT(1)	982,300	71,262

XL Axiata Tbk PT	485,100	112,626

		$6,884,296

Jordan — 0.6%

Arab Bank PLC	130,734	$882,017

Arab Potash Co. PLC	8,962	335,077

Bank of Jordan	47,647	154,090

Jordan Islamic Bank	30,248	155,910

Jordan Petroleum Refinery	37,300	188,318

Jordanian Electric Power Co.	60,519	99,725

		$1,815,137

Kazakhstan — 0.2%

Halyk Savings Bank of Kazakhstan JSC GDR(6)	16,192	$211,422

Kcell JSC GDR(6)	96,329	380,919

		$592,341

12	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Kenya — 0.6%

British American Tobacco Kenya PLC	16,600	$68,735

East African Breweries, Ltd.(1)	238,480	346,926

Equity Group Holdings PLC(1)	580,700	264,533

KCB Group, Ltd.	255,920	101,139

Safaricom PLC	2,821,172	909,474

		$1,690,807

Kuwait — 1.2%

Agility Public Warehousing Co. KSC	158,900	$528,913

Boubyan Bank KSCP(1)	25,253	67,244

Boubyan Petrochemicals Co. KSCP	100,806	305,293

Burgan Bank SAK	135,471	121,005

Gulf Bank KSCP	110,971	108,975

Kuwait Finance House KSCP	185,518	555,471

Mabanee Co. KPSC	149,783	407,921

Mobile Telecommunications Co. KSCP	267,504	528,654

National Bank of Kuwait SAK	251,642	862,611

National Industries Group Holding SAK(1)	223,435	217,200

		$3,703,287

Lithuania — 0.5%

Apranga PVA(1)	167,326	$407,040

Klaipedos Nafta AB	432,131	147,111

Rokiskio Suris	112,172	357,444

Siauliu Bankas AB	657,003	561,473

		$1,473,068

Malaysia — 2.3%

Axiata Group Bhd	104,550	$92,885

Berjaya Sports Toto Bhd	274,265	124,686

CIMB Group Holdings Bhd	90,800	113,109

Dialog Group Bhd	884,031	542,405

Digi.com Bhd	79,844	72,591

Gamuda Bhd(1)	148,100	98,164

Genting Bhd	263,000	275,462

Genting Malaysia Bhd	265,500	173,833

Globetronics Technology Bhd	582,200	205,561

Hartalega Holdings Bhd	212,408	298,218

Hong Leong Bank Bhd	15,800	73,362

IGB Real Estate Investment Trust	192,600	70,830

IHH Healthcare Bhd	476,500	734,269

IJM Corp. Bhd	173,880	59,181

Inari Amertron Bhd	658,600	526,233

IOI Properties Group Bhd	266,058	64,918

KLCCP Stapled Group	42,600	65,206

Security	Shares	Value

Malaysia (continued)

Kossan Rubber Industries Bhd	210,000	$90,381

Kuala Lumpur Kepong Bhd	14,600	75,286

Magnum Bhd	192,167	86,584

Malayan Banking Bhd	113,587	224,580

Malaysia Airports Holdings Bhd(1)	50,000	68,268

Maxis Bhd	70,100	70,871

MISC Bhd	75,200	125,514

My EG Services Bhd	1,671,100	389,719

Nestle Malaysia Bhd	2,600	82,155

Petronas Chemicals Group Bhd	66,900	142,221

Petronas Dagangan Bhd	79,300	368,240

Petronas Gas Bhd	19,600	79,638

Press Metal Aluminium Holdings Bhd	79,740	117,617

Public Bank Bhd	166,990	168,210

Silverlake Axis, Ltd.	627,992	109,874

Sime Darby Plantation Bhd	81,539	68,905

Supermax Corp. Bhd	220,554	62,285

Telekom Malaysia Bhd	62,300	75,493

Tenaga Nasional Bhd	30,638	67,210

Top Glove Corp. Bhd	696,800	355,110

VS Industry Bhd	1,353,400	390,297

YTL Corp. Bhd	404,791	53,722

		$6,863,093

Mauritius — 0.6%

Alteo, Ltd.	245,799	$181,927

CIEL, Ltd.	1,444,295	208,424

MCB Group, Ltd.	55,102	399,832

Phoenix Beverages, Ltd.	15,244	211,612

Rogers & Co., Ltd.	568,149	379,663

SBM Holdings, Ltd.(1)	1,674,963	172,602

Sun, Ltd., Class A(1)	121,200	54,144

Terra Mauricia, Ltd.	133,055	98,174

United Basalt Products, Ltd.	21,996	78,711

		$1,785,089

Mexico — 4.6%

Alfa SAB de CV, Series A	506,572	$367,135

Alsea SAB de CV(1)	119,900	246,101

America Movil SAB de CV, Series L	2,040,705	1,920,210

Arca Continental SAB de CV	41,280	243,622

Bolsa Mexicana de Valores SAB de CV	46,975	80,250

Cemex SAB de CV, Series CPO(1)	1,261,339	772,897

Coca-Cola Femsa SAB de CV, Series L	45,085	237,774

Corporacion Inmobiliaria Vesta SAB de CV	182,300	346,077

13	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)

El Puerto de Liverpool SAB de CV(2)	47,280	$217,376

Fibra Uno Administracion S.A. de CV	597,990	614,572

Fomento Economico Mexicano SAB de CV, Series UBD	119,356	898,757

Genomma Lab Internacional SAB de CV(2)	76,500	76,025

Gruma SAB de CV, Class B	15,455	202,118

Grupo Aeroportuario del Centro Norte SAB de CV	38,200	256,833

Grupo Aeroportuario del Pacifico SAB de CV, Class B	59,687	822,128

Grupo Aeroportuario del Sureste SAB de CV, Class B	36,235	733,799

Grupo Bimbo SAB de CV, Series A	101,045	316,733

Grupo Carso SAB de CV, Series A1	77,100	215,662

Grupo Elektra SAB de CV	3,913	256,086

Grupo Financiero Banorte SAB de CV, Class O	113,300	716,666

Grupo Financiero Inbursa SAB de CV, Class O(1)	114,900	166,602

Grupo Mexico SAB de CV, Series B	247,279	1,063,415

Grupo Televisa SAB ADR	35,500	363,165

Industrias Penoles SAB de CV	9,580	102,892

Kimberly-Clark de Mexico SAB de CV, Class A	139,700	201,477

Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	281,563

Orbia Advance Corporation, SAB de CV	88,999	208,475

PLA Administradora Industrial S de RL de CV	127,200	178,702

Promotora y Operadora de Infraestructura SAB de CV	28,415	208,167

Telesites SAB de CV(2)	87,368	92,671

Ternium S.A. ADR(2)	5,500	221,540

Vista Oil & Gas SAB de CV ADR(1)	22,500	141,075

Wal-Mart de Mexico SAB de CV, Series V	305,780	1,037,203

		$13,807,768

Morocco — 0.6%

Attijariwafa Bank	3,868	$202,532

Bank of Africa	5,578	127,849

Banque Centrale Populaire	4,848	147,858

Co Sucrerie Marocaine et de Raffinage	8,110	234,875

Itissalat AI-Maghrib	23,401	343,004

Label Vie	228	127,033

LafargeHolcim Maroc S.A.	1,240	300,761

Societe d’Exploitation des Ports	4,496	137,931

TAQA Morocco S.A.	695	88,238

TotalEnergies Marketing Maroc S.A.	466	87,977

		$1,798,058

Nigeria — 1.2%

Access Bank PLC(4)	9,080,193	$156,930

Dangote Cement PLC(4)	2,401,432	1,111,961

FBN Holdings PLC(4)	8,190,197	163,122

Flour Mills of Nigeria PLC(4)	3,215,556	162,494

Security	Shares	Value

Nigeria (continued)

Guaranty Trust Holding Co. PLC(4)	8,113,125	$383,318

Lafarge Africa PLC(4)	3,378,540	153,865

MTN Nigeria Communications PLC(4)	1,163,700	402,774

Nestle Nigeria PLC(4)	141,303	345,610

Nigerian Breweries PLC(4)	2,570,740	215,269

Stanbic IBTC Holdings PLC(4)	1,515,038	93,693

Transnational Corp. of Nigeria PLC(4)	44,100,342	87,813

United Bank for Africa PLC(4)	10,544,352	158,259

Zenith Bank PLC(4)	7,051,959	320,738

		$3,755,846

Oman — 0.6%

Bank Muscat SAOG	426,343	$577,411

HSBC Bank Oman SAOG(1)	391,338	100,533

National Bank of Oman SAOG(1)	149,081	73,022

Oman Cement Co. SAOG	72,148	43,552

Oman Flour Mills Co. SAOG	61,901	110,098

Oman Telecommunications Co. SAOG	181,416	371,819

Omani Qatari Telecommunications Co. SAOG	140,637	132,018

Ominvest	103,161	81,230

Renaissance Services SAOG	133,705	152,923

Sembcorp Salalah Power & Water Co.	410,180	76,548

Sohar International Bank SAOG(1)	353,733	99,293

		$1,818,447

Pakistan — 0.6%

Engro Corp., Ltd.	42,010	$64,854

Fauji Fertilizer Co., Ltd.	101,890	61,689

Habib Bank, Ltd.	160,318	109,871

Hub Power Co., Ltd. (The)	202,646	86,692

Lucky Cement, Ltd.(1)	20,831	80,478

Mari Petroleum Co., Ltd.	17,083	164,481

MCB Bank, Ltd.	163,295	149,022

Millat Tractors, Ltd.	52,608	262,675

Nishat Mills, Ltd.	110,771	51,857

Oil & Gas Development Co., Ltd.	382,291	188,751

Pakistan Oilfields, Ltd.	56,711	126,443

Pakistan Petroleum, Ltd.	387,571	174,915

Pakistan State Oil Co., Ltd.	144,660	154,026

Searle Co., Ltd. (The)	77,416	61,199

United Bank, Ltd.	77,168	61,187

		$1,798,140

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	$215,888

14	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Panama (continued)

Copa Holdings S.A., Class A(1)	5,858	$489,612

		$705,500

Peru — 1.2%

Alicorp SAA	132,997	$237,276

Cia de Minas Buenaventura SAA ADR(1)(2)	63,150	511,515

Credicorp, Ltd.	6,000	859,320

Ferreycorp SAA	406,946	270,540

InRetail Peru Corp.(3)	5,682	198,870

Southern Copper Corp.	18,176	1,161,264

Volcan Cia Minera SAA, Class B(1)	1,290,875	234,659

		$3,473,444

Philippines — 2.4%

Aboitiz Equity Ventures, Inc.	202,000	$249,340

Aboitiz Power Corp.	318,600	221,213

Alliance Global Group, Inc.	276,700	69,525

Ayala Corp.	14,895	254,709

Ayala Land, Inc.	463,731	327,439

Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0

Bank of the Philippine Islands	89,460	172,128

BDO Unibank, Inc.	98,694	262,310

Bloomberry Resorts Corp.(1)	952,800	117,358

Converge Information and Communications Technology Solutions, Inc.(1)	241,400	145,571

Cosco Capital, Inc.	1,440,100	147,853

D&L Industries, Inc.	493,300	82,378

Emperador, Inc.	380,500	176,897

First Gen Corp.	319,822	176,110

Globe Telecom, Inc.	5,729	349,447

GT Capital Holdings, Inc.	8,000	89,713

International Container Terminal Services, Inc.	62,100	244,282

JG Summit Holdings, Inc.	178,958	218,971

Jollibee Foods Corp.	100,226	472,045

Manila Electric Co.	49,700	327,253

Manila Water Co.	415,800	204,410

Megaworld Corp.	1,361,400	82,964

Metropolitan Bank & Trust Co.	140,032	162,210

Petron Corp.(1)	1,006,400	64,393

PLDT, Inc.	13,440	483,483

Puregold Price Club, Inc.	337,403	245,685

San Miguel Corp.	38,970	86,209

Semirara Mining & Power Corp.	158,920	78,236

SM Investments Corp.	28,971	540,059

SM Prime Holdings, Inc.	671,029	464,047

Security	Shares	Value

Philippines (continued)

Universal Robina Corp.	196,255	$489,894

Wilcon Depot, Inc.	244,700	144,005

		$7,150,137

Poland — 2.3%

AmRest Holdings SE(1)	13,322	$82,222

Asseco Poland S.A.	22,858	459,939

Bank Polska Kasa Opieki S.A.	9,961	331,914

Budimex S.A.	9,658	548,436

Cyfrowy Polsat S.A.	41,244	318,610

Enea S.A.(1)	30,914	58,226

Eurocash S.A.	203,900	515,870

Grupa Azoty S.A.(1)	9,267	80,641

Grupa Lotos S.A.(1)	8,198	110,155

KGHM Polska Miedz S.A.	13,493	465,443

LPP S.A.	209	817,490

mBank S.A.(1)	1,863	213,361

Neuca S.A.	662	119,988

Orange Polska S.A.(1)	197,276	381,971

PGE S.A.(1)	63,422	119,476

Polski Koncern Naftowy ORLEN S.A.	45,589	796,780

Polskie Gornictwo Naftowe i Gazownictwo S.A.	270,300	352,983

Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	54,532	638,368

Powszechny Zaklad Ubezpieczen S.A.	29,335	261,189

Santander Bank Polska S.A.	1,762	151,395

Tauron Polska Energia S.A.(1)	144,008	85,227

		$6,909,684

Qatar — 1.2%

Aamal Co. QSC	230,000	$68,841

Al Meera Consumer Goods Co.	26,169	140,021

Barwa Real Estate Co.	224,034	205,827

Commercial Bank PSQC (The)	49,707	97,410

Gulf International Services QSC(1)	443,811	218,223

Industries Qatar	154,045	708,584

Masraf Al Rayan QSC	147,361	197,591

Medicare Group	45,960	107,126

Ooredoo QPSC	91,470	181,729

Qatar Electricity & Water Co. QSC	44,621	217,895

Qatar Gas Transport Co., Ltd.	423,333	418,021

Qatar Islamic Bank	27,137	145,296

Qatar National Bank QPSC	129,185	772,439

United Development Co. QSC	396,214	180,432

Vodafone Qatar QSC	215,393	103,913

		$3,763,348

15	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Romania — 0.6%

Banca Transilvania S.A.	767,509	$458,698

BRD-Groupe Societe Generale S.A.	27,477	123,801

OMV Petrom S.A.	6,482,920	696,557

Societatea Energetica Electrica S.A.	58,301	135,169

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	38,546	331,815

Transgaz S.A. Medias	1,982	100,440

		$1,846,480

Russia — 3.9%

Aeroflot PJSC(1)	320,440	$237,893

Alrosa PJSC	177,900	262,939

Detsky Mir PJSC(3)	105,940	140,406

Evraz PLC	34,831	236,628

Federal Grid Co. Unified Energy System PJSC	54,265,440	100,750

Gazprom PJSC ADR	144,233	1,255,594

Globaltrans Investment PLC GDR(6)	40,040	281,899

Inter RAO UES PJSC	6,829,770	342,815

Lukoil PJSC ADR	8,773	785,626

Magnit PJSC	13,121	856,185

Magnitogorsk Iron & Steel Works PJSC	182,710	144,715

MMC Norilsk Nickel PJSC ADR(7)	30,780	870,095

MMC Norilsk Nickel PJSC ADR(7)	3,095	87,589

Mobile TeleSystems PJSC	89,417	334,643

Moscow Exchange MICEX-RTS PJSC	47,890	90,328

Novatek PJSC GDR(6)	2,341	494,432

Novolipetsk Steel PJSC GDR(6)	11,326	314,717

OGK-2 PJSC	12,211,000	93,396

PhosAgro PJSC GDR(6)	7,692	154,304

PIK Group PJSC	20,850	257,154

Polymetal International PLC	20,817	299,112

QIWI PLC ADR(2)	6,066	45,313

Rosneft Oil Co. PJSC GDR(6)	61,111	455,404

Rosseti PJSC	3,556,000	47,966

Rostelecom PJSC	107,057	103,455

RusHydro PJSC	16,550,080	157,418

Sberbank of Russia PJSC	123,888	428,237

Severstal PAO GDR(6)	13,622	268,600

Sistema PJSFC	453,878	118,321

Surgutneftegas PJSC ADR	39,051	184,013

Surgutneftegas PJSC, PFC Shares	260,300	125,582

Tatneft PJSC ADR	6,215	241,195

Unipro PJSC	1,521,000	47,664

VEON, Ltd. ADR(1)(2)	76,284	109,086

VK Co., Ltd. GDR(1)	10,563	85,242

X5 Retail Group NV GDR(6)(7)	16,418	371,214

Security	Shares	Value

Russia (continued)

X5 Retail Group NV GDR(6)(7)	2,084	$46,765

Yandex NV, Class A(1)	26,400	1,268,784

		$11,745,479

Saudi Arabia — 5.0%

Abdullah Al Othaim Markets Co.	6,103	$172,074

Advanced Petrochemical Co.	3,404	68,294

Al Hammadi Co. for Development and Investment	11,461	128,734

Al Rajhi Bank	16,488	654,781

Alandalus Property Co.	22,858	117,128

Aldrees Petroleum and Transport Services Co.	4,272	89,260

Almarai Co. JSC	35,797	469,849

Arabian Centres Co., Ltd.	26,197	160,738

Arriyadh Development Co.	32,790	237,272

Astra Industrial Group	12,671	145,259

Banque Saudi Fransi	11,191	156,955

Dallah Healthcare Co.	6,434	149,847

Dar Al Arkan Real Estate Development Co.(1)	139,820	385,251

Dr Sulaiman Al Habib Medical Services Group Co.	16,420	725,443

Dur Hospitality Co.(1)	17,800	158,226

Emaar Economic City(1)	134,468	464,249

Etihad Etisalat Co.	29,220	254,283

Fawaz Abdulaziz Al Hokair & Co.(1)	30,477	134,521

Herfy Food Services Co.	4,801	82,288

Jarir Marketing Co.	13,116	705,807

Leejam Sports Co. JSC	9,292	295,098

Maharah Human Resources Co.	8,190	175,850

Mobile Telecommunications Co. Saudi Arabia(1)	27,145	97,241

Mouwasat Medical Services Co.	9,539	504,275

National Gas & Industrialization Co.	7,147	103,236

National Medical Care Co.	8,200	149,016

Riyad Bank	16,422	149,300

SABIC Agri-Nutrients Co.	3,518	159,498

Sahara International Petrochemical Co.	6,353	73,488

Saudi Airlines Catering Co.(1)	11,073	247,113

Saudi Arabian Mining Co.(1)	7,176	176,850

Saudi Arabian Oil Co.(3)	195,634	1,952,628

Saudi Basic Industries Corp.	20,027	670,374

Saudi British Bank (The)	11,656	125,186

Saudi Ceramic Co.	8,453	126,138

Saudi Chemical Co. Holding	7,125	66,425

Saudi Electricity Co.	117,968	829,515

Saudi Ground Services Co.(1)	22,667	205,824

Saudi Industrial Investment Group	10,164	92,946

Saudi Industrial Services Co.	9,935	89,363

16	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Saudi Arabia (continued)

Saudi Kayan Petrochemical Co.(1)	25,009	$131,924

Saudi National Bank (The)	29,907	589,659

Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	106,194

Saudi Public Transport Co.(1)	16,000	102,539

Saudi Telecom Co.	34,946	1,099,437

Saudia Dairy & Foodstuff Co.	4,476	194,888

Savola Group (The)	49,483	451,089

Seera Group Holding(1)	50,976	268,283

United Electronics Co.	5,409	201,882

United International Transportation Co.	7,246	97,328

Yanbu National Petrochemical Co.	5,300	96,372

		$15,089,218

Slovenia — 0.6%

Cinkarna Celje DD	267	$79,781

Krka dd Novo mesto	9,669	1,246,296

Luka Koper	2,454	70,337

Petrol	121	73,371

Pozavarovalnica Sava DD	3,525	115,197

Telekom Slovenije DD	1,159	75,841

Zavarovalnica Triglav DD	2,806	123,962

		$1,784,785

South Africa — 5.1%

Anglo American Platinum, Ltd.	1,944	$235,543

AngloGold Ashanti, Ltd.	9,504	178,170

Aspen Pharmacare Holdings, Ltd.	71,491	963,131

AVI, Ltd.	29,338	145,958

Barloworld, Ltd.	41,807	362,022

Bid Corp., Ltd.	19,000	410,640

Bidvest Group, Ltd. (The)	74,342	911,488

Capitec Bank Holdings, Ltd.	2,132	280,669

Clicks Group, Ltd.(2)	13,500	258,525

DataTec, Ltd.	72,300	179,447

Discovery, Ltd.(1)(2)	21,090	213,129

Equites Property Fund, Ltd.	104,000	145,065

Exxaro Resources, Ltd.	51,110	552,908

FirstRand, Ltd.	77,535	312,551

Fortress REIT, Ltd., Class A	264,918	222,658

Foschini Group, Ltd. (The)	12,308	103,084

Gold Fields, Ltd.	25,997	278,583

Growthpoint Properties, Ltd.	441,000	419,130

Harmony Gold Mining Co., Ltd.	18,553	67,764

Hyprop Investments, Ltd.	31,700	74,459

Security	Shares	Value

South Africa (continued)

Impala Platinum Holdings, Ltd.	18,462	$284,626

Imperial Logistics, Ltd.	60,958	256,697

Kumba Iron Ore, Ltd.	2,760	98,469

Life Healthcare Group Holdings, Ltd.	258,186	379,282

Mediclinic International PLC(1)(2)	106,246	459,936

Mr Price Group, Ltd.	12,155	161,594

MTN Group, Ltd.(1)	110,600	1,390,897

MultiChoice Group, Ltd.	29,957	245,694

Naspers, Ltd., Class N	10,607	1,714,601

NEPI Rockcastle PLC	66,180	450,041

Netcare, Ltd.(2)	314,337	304,191

Pick’n Pay Stores, Ltd.	36,562	121,570

Redefine Properties, Ltd.	579,291	154,140

Resilient REIT, Ltd.	48,463	190,631

Reunert, Ltd.	55,746	173,655

Sanlam, Ltd.	28,912	118,787

Sasol, Ltd.(1)	16,993	382,553

Shoprite Holdings, Ltd.	39,215	536,535

Sibanye Stillwater, Ltd.	78,212	291,525

SPAR Group, Ltd. (The)	14,831	162,188

Standard Bank Group, Ltd.	16,101	157,149

Telkom S.A. SOC, Ltd.(1)	33,018	106,411

Tiger Brands, Ltd.	10,940	130,301

Vodacom Group, Ltd.	48,400	464,579

Wilson Bayly Holmes-Ovcon, Ltd.	19,623	142,123

Woolworths Holdings, Ltd.	46,024	159,013

		$15,352,112

South Korea — 4.2%

Alteogen, Inc.(1)	1,548	$62,864

AMOREPACIFIC Corp.(1)	852	111,119

AMOREPACIFIC Group(1)	2,180	75,016

Bukwang Pharmaceutical Co., Ltd.(1)	7,850	70,379

Celltrion Healthcare Co., Ltd.	4,125	217,942

Celltrion Pharm, Inc.(1)	1,286	89,375

Celltrion, Inc.	2,878	365,777

CJ CheilJedang Corp.(1)	423	122,693

CJ Logistics Corp.(1)	566	54,964

Coway Co., Ltd.(1)	2,548	146,795

Daewoo Industrial Development Co., Ltd.(1)	3,657	8,782

DL E&C Co., Ltd.(1)	962	94,696

E-MART, Inc.(1)	1,232	137,123

GS Engineering & Construction Corp.	3,086	102,698

GS Holdings Corp.(1)	3,569	115,232

Hankook Tire and Technology Co., Ltd.(1)	3,779	106,708

17	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Hanmi Pharm Co., Ltd.(1)	928	$191,537

Hanwha Solutions Corp.(1)	4,103	111,977

Helixmith Co., Ltd.(1)	6,986	120,402

Hugel, Inc.(1)	653	74,696

Hyundai Department Store Co., Ltd.(1)	1,615	97,262

Hyundai Engineering & Construction Co., Ltd.(1)	2,645	94,723

Hyundai Glovis Co., Ltd.	758	103,703

Hyundai Heavy Industries Holdings Co., Ltd.	2,610	105,235

Hyundai Mobis Co., Ltd.	1,292	253,623

Hyundai Motor Co.	2,300	370,711

Hyundai Steel Co.	3,449	113,914

Kakao Corp.(1)	3,776	272,747

Kangwon Land, Inc.(1)	5,706	119,974

KB Financial Group, Inc.	3,231	160,127

Kia Corp.	3,041	212,036

Korea Electric Power Corp.(1)	4,640	79,781

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	993	67,129

Korea Zinc Co., Ltd.(1)	283	120,382

KT&G Corp.(1)	3,552	229,444

Kumho Petrochemical Co., Ltd.(1)	743	92,239

LG Chem, Ltd.	652	349,511

LG Corp.(1)	1,914	118,365

LG Electronics, Inc.	2,209	239,991

LG Household & Health Care, Ltd.	241	196,041

LG Uplus Corp.	7,151	77,922

MedPacto, Inc.(1)	1,418	42,036

Medytox, Inc.(1)	1,001	97,467

Mezzion Pharma Co., Ltd.(1)	1,299	200,575

Naver Corp.	1,691	446,662

NCSoft Corp.(1)	372	167,610

Orion Corp. of Republic of Korea	1,268	103,756

POSCO	1,219	272,682

S-Oil Corp.	2,051	155,698

S1 Corp.	1,533	85,863

Samsung Biologics Co., Ltd.(1)(3)	629	389,401

Samsung C&T Corp.	1,554	140,587

Samsung Electro-Mechanics Co., Ltd.	1,243	189,107

Samsung Electronics Co., Ltd.	42,405	2,637,552

Samsung SDI Co., Ltd.	523	259,556

Samsung SDS Co., Ltd.	1,370	162,626

Seegene, Inc.	1,860	85,134

Shinhan Financial Group Co., Ltd.	4,669	149,544

SK Hynix, Inc.	4,140	428,522

SK Innovation Co., Ltd.(1)	2,402	440,834

SK, Inc.	913	169,014

Yuhan Corp.(1)	4,054	192,203

Security	Shares	Value

South Korea (continued)

Zyle Motors Corp.(1)	5,113	$5,344

		$12,677,408

Sri Lanka — 0.6%

Ceylon Tobacco Co. PLC	38,480	$166,215

Chevron Lubricants Lanka PLC	343,215	215,415

Commercial Bank of Ceylon PLC	348,039	142,449

Dialog Axiata PLC	1,107,719	60,364

Expolanka Holdings PLC	185,620	325,018

Hatton National Bank PLC	114,136	78,445

John Keells Holdings PLC	495,487	390,997

Lanka IOC PLC	271,858	86,253

Melstacorp PLC	696,058	211,081

Sampath Bank PLC	286,546	76,180

Teejay Lanka PLC	460,029	115,760

		$1,868,177

Taiwan — 4.7%

Accton Technology Corp.	10,000	$96,567

Acer, Inc.	119,519	123,951

Advantech Co., Ltd.	8,697	120,543

AirTAC International Group	6,178	216,903

ASE Technology Holding Co., Ltd.	48,561	176,864

Asustek Computer, Inc.	7,325	95,763

AU Optronics Corp.	187,837	139,643

Catcher Technology Co., Ltd.	20,183	113,728

Cathay Financial Holding Co., Ltd.	65,916	152,895

Center Laboratories, Inc.	105,659	220,282

Cheng Shin Rubber Industry Co., Ltd.	110,672	139,131

China Motor Corp.	40,926	90,825

China Steel Corp.	288,734	353,355

Chunghwa Telecom Co., Ltd.	144,746	615,173

CTBC Financial Holding Co., Ltd.	70,275	70,648

Delta Electronics, Inc.	12,151	119,875

Eclat Textile Co., Ltd.	10,159	225,372

EVA Airways Corp.(1)	212,861	190,022

Evergreen International Storage & Transport Corp.	93,000	96,814

Evergreen Marine Corp.	65,441	277,648

Far Eastern Department Stores, Ltd.	212,990	161,191

Far Eastern New Century Corp.	156,695	164,150

Far EasTone Telecommunications Co., Ltd.	90,084	211,144

Feng Hsin Steel Co., Ltd.	32,260	96,869

Formosa Chemicals & Fibre Corp.	82,014	235,099

Formosa Petrochemical Corp.	79,320	276,824

Formosa Plastics Corp.	90,183	345,804

18	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Formosa Taffeta Co., Ltd.	182,149	$188,420

Fubon Financial Holding Co., Ltd.	58,721	162,041

Giant Manufacturing Co., Ltd.	18,208	210,891

Great Wall Enterprise Co., Ltd.	58,815	111,210

Hiwin Technologies Corp.	16,564	160,377

Hon Hai Precision Industry Co., Ltd.	88,443	330,682

Hotai Motor Co., Ltd.	16,000	350,400

Inventec Corp.	89,966	82,522

Largan Precision Co., Ltd.	1,795	133,018

MediaTek, Inc.	9,462	375,823

Mega Financial Holding Co., Ltd.	63,303	84,723

Merida Industry Co., Ltd.	17,657	186,337

Nan Kang Rubber Tire Co., Ltd.	95,253	157,414

Nan Ya Plastics Corp.	76,214	240,664

Novatek Microelectronics Corp.	9,000	158,276

Pegatron Corp.	54,028	135,810

Pou Chen Corp.	151,819	176,505

President Chain Store Corp.	32,664	311,978

Quanta Computer, Inc.	42,508	143,876

Radium Life Tech Co., Ltd.	1	0	(8)

Realtek Semiconductor Corp.	6,002	116,440

Ruentex Development Co., Ltd.	79,506	185,131

St. Shine Optical Co., Ltd.	22,000	231,200

Tainan Spinning Co., Ltd.	58,822	52,117

Taiwan Cement Corp.	156,441	266,063

Taiwan Mobile Co., Ltd.	57,296	205,945

Taiwan Semiconductor Manufacturing Co., Ltd.	105,369	2,436,341

Teco Electric & Machinery Co., Ltd.	120,000	128,376

Tong Yang Industry Co., Ltd.	105,608	120,959

TTY Biopharm Co., Ltd.	94,096	229,587

Tung Ho Steel Enterprise Corp.	32,200	79,500

Uni-President Enterprises Corp.	141,831	347,623

United Microelectronics Corp.	102,090	213,296

Walsin Lihwa Corp.	270,000	256,199

Wei Chuan Foods Corp.	179,000	139,134

Win Semiconductors Corp.	8,000	99,106

Yageo Corp.	4,000	68,171

Yang Ming Marine Transport(1)	42,621	157,864

Yieh Phui Enterprise Co., Ltd.(1)	86,046	68,584

		$14,229,686

Thailand — 4.6%

Advanced Info Service PCL(9)	63,400	$421,137

Airports of Thailand PCL(1)(9)	288,200	555,118

Asset World Corp. PCL(1)(9)	1,353,900	200,837

Security	Shares	Value

Thailand (continued)

Bangkok Bank PCL(9)	32,300	$132,144

Bangkok Chain Hospital PCL(9)	709,600	398,544

Bangkok Dusit Medical Services PCL(9)	1,383,700	934,532

Bangkok Expressway & Metro PCL(9)	647,000	160,042

Bangkok Land PCL(9)	4,163,800	132,561

Banpu PCL(9)	487,333	163,347

BTS Group Holdings PCL(9)	685,200	190,122

Bumrungrad Hospital PCL(9)	134,200	571,602

Carabao Group PCL(9)	27,500	84,420

Central Pattana PCL(9)	140,500	230,918

Central Retail Corp. PCL(9)	230,366	236,581

Charoen Pokphand Foods PCL(9)	188,700	143,818

Chularat Hospital PCL(9)	3,228,500	319,989

CP ALL PCL(9)	237,500	450,231

CPN Retail Growth Leasehold REIT(9)	146,500	80,961

Delta Electronics (Thailand) PCL(9)	139,400	1,476,602

Electricity Generating PCL(9)	12,700	65,110

Energy Absolute PCL(9)	89,500	241,375

Global Power Synergy PCL(9)	43,300	102,553

Gulf Energy Development PCL(9)	245,000	363,607

Hana Microelectronics PCL(9)	213,300	450,285

Home Product Center PCL(9)	409,255	174,656

Indorama Ventures PCL(9)	172,600	248,673

IRPC PCL(9)	914,800	105,262

Jasmine International PCL(1)(9)	634,000	64,193

Jay Mart PCL(9)	164,100	265,660

Kasikornbank PCL(9)	70,700	320,093

KCE Electronics PCL(9)	152,800	332,794

Land & Houses PCL(9)	489,100	144,482

Mega Lifesciences PCL(9)	111,800	156,535

Minor International PCL(1)(9)	400,144	369,872

Pruksa Holding PCL(9)	276,500	120,890

PTG Energy PCL(9)	277,800	122,651

PTT Exploration & Production PCL(9)	126,898	498,051

PTT Global Chemical PCL(9)	131,900	226,201

PTT PCL(9)	634,600	749,222

Samart Corp. PCL(1)(9)	297,700	58,245

Siam Cement PCL(9)	30,900	358,933

Siam City Cement PCL(9)	23,983	115,935

Siam Commercial Bank PCL(9)	45,300	172,199

Siam Global House PCL(9)	305,155	175,303

Sino-Thai Engineering & Construction PCL(9)	251,357	109,691

Sri Trang Agro-Industry PCL(9)	89,600	80,733

Thai Beverage PCL(2)(9)	483,400	235,331

Thai Oil PCL(9)	63,600	101,360

Total Access Communication PCL(9)	105,100	146,142

19	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

True Corp. PCL(9)	1,164,790	$169,579

VGI PCL(9)	729,400	121,239

WHA Corp. PCL(9)	1,020,100	105,254

		$13,955,615

Tunisia — 0.7%

Attijari Bank	12,409	$136,509

Banque de Tunisie	44,328	79,488

Banque Internationale Arabe de Tunisie	8,258	179,659

Banque Nationale Agricole	24,362	65,173

Carthage Cement(1)	402,032	185,784

Euro Cycles S.A.	20,636	224,346

Poulina Group	121,415	469,951

Societe d’Articles Hygieniques S.A.	26,297	101,171

Societe Frigorifique et Brasserie de Tunis S.A.	78,766	495,528

Telnet Holding	21,212	61,611

		$1,999,220

Turkey — 4.9%

AG Anadolu Grubu Holding AS	15,600	$44,510

Akbank T.A.S.	316,096	190,442

Aksa Akrilik Kimya Sanayii AS	64,402	155,377

Aksa Enerji Uretim AS(1)	387,124	365,409

Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	155,219

Arcelik AS	97,851	378,663

Aselsan Elektronik Sanayi Ve Ticaret AS	107,386	174,699

Aydem Yenilenebilir Enerji AS(1)	157,000	77,526

Aygaz AS	150,371	268,259

Bera Holding AS(1)	64,248	49,060

BIM Birlesik Magazalar AS	159,132	841,705

Biotrend Cevre VE Enerji Yatirimlari AS(1)	140,666	71,654

Coca-Cola Icecek AS	28,900	248,575

Dogan Sirketler Grubu Holding AS	551,200	125,191

EGE Endustri VE Ticaret AS	780	102,587

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	128,300	85,536

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,340,230	606,006

Enerjisa Enerji AS(3)	275,003	306,114

Enka Insaat ve Sanayi AS	271,711	320,402

Eregli Demir ve Celik Fabrikalari TAS	282,514	582,916

Fenerbahce Futbol AS(1)	35,100	70,617

Ford Otomotiv Sanayi AS	27,741	517,549

Gubre Fabrikalari TAS(1)	16,300	97,108

Haci Omer Sabanci Holding AS	77,227	88,474

Hektas Ticaret TAS(1)	113,800	123,273

Security	Shares	Value

Turkey (continued)

Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	181,800	$122,208

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	90,659	104,071

Is Gayrimenkul Yatirim Ortakligi AS(1)	1,140,210	397,037

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	200,727	180,808

KOC Holding AS	155,894	381,141

Kordsa Teknik Tekstil AS(1)	30,820	79,162

Koza Altin Isletmeleri AS(1)	11,612	112,410

Logo Yazilim Sanayi Ve Ticaret AS	93,480	285,467

Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,665	83,900

Migros Ticaret AS(1)	29,279	90,095

MLP Saglik Hizmetleri AS(1)(3)	140,219	359,690

ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,160,037	118,171

Oyak Cimento Fabrikalari AS(1)	103,200	70,292

Petkim Petrokimya Holding AS(1)	312,396	202,852

RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(1)	97,868	143,540

Sasa Polyester Sanayi AS(1)	31,909	112,502

Selcuk Ecza Deposu Ticaret ve Sanayi AS	235,109	216,042

Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	647,773	204,943

Sok Marketler Ticaret AS	134,800	147,175

TAV Havalimanlari Holding AS(1)	43,982	121,014

Tofas Turk Otomobil Fabrikasi AS	71,438	429,005

Turk Hava Yollari AO(1)	151,508	326,669

Turk Ilac VE Serum Sanayi AS(1)	140,853	118,852

Turk Telekomunikasyon AS	271,014	195,548

Turkcell Iletisim Hizmetleri AS	886,900	1,250,792

Turkiye Garanti Bankasi AS	211,898	189,936

Turkiye Is Bankasi AS, Class C	182,514	115,148

Turkiye Petrol Rafinerileri AS(1)	143,003	1,841,985

Turkiye Sise ve Cam Fabrikalari AS	236,310	245,931

Ulker Biskuvi Sanayi AS	45,810	59,207

Vakif Gayrimenkul Yatirim Ortakligi AS(1)	1,238,757	160,480

Vestel Elektronik Sanayi ve Ticaret AS	32,694	59,572

Yapi ve Kredi Bankasi AS	323,100	99,160

		$14,671,676

United Arab Emirates — 1.1%

Abu Dhabi Commercial Bank PJSC	124,253	$301,310

Agthia Group PJSC	54,046	73,991

Air Arabia PJSC(1)	212,497	84,187

Aldar Properties PJSC	251,673	284,033

Dana Gas PJSC	421,411	117,850

Dubai Investments PJSC	333,181	207,903

Dubai Islamic Bank PJSC	109,508	164,746

20	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates (continued)

Emaar Development PJSC(1)	104,800	$123,677

Emaar Properties PJSC	376,838	502,129

Emirates Telecommunications Group Co. PJSC	103,870	935,379

First Abu Dhabi Bank PJSC	101,434	553,428

Network International Holdings PLC(1)(3)	31,200	111,100

		$3,459,733

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	70,250	$276,450

Bao Viet Holdings	28,030	68,003

FLC Faros Construction JSC(1)	2	0	(8)

Hoa Phat Group JSC	314,529	591,176

Kinh Bac City Development Share Holding Corp.(1)	60	144

Masan Group Corp.	49,880	316,728

No Va Land Investment Group Corp.(1)	53,387	189,271

PetroVietnam Drilling & Well Services JSC(1)	83,085	113,473

PetroVietnam Gas JSC	17,340	84,764

PetroVietnam Technical Services Corp.	27,400	33,057

Phu Nhuan Jewelry JSC	3	14

Saigon Beer Alcohol Beverage Corp.	14,610	95,577

Thaiholdings JSC(1)	18,600	141,503

Vietjet Aviation JSC(1)	109,066	588,229

Vietnam Dairy Products JSC	96,492	355,529

Vincom Retail JSC(1)	72,380	113,126

Vingroup JSC(1)	82,447	355,299

Vinhomes JSC(3)	47,020	168,444

		$3,490,787

Total Common Stocks (identified cost $214,653,995)		$301,262,629

Short-Term Investments — 0.3%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(10)	962,730	$962,730

Total Short-Term Investments (identified cost $962,730)		$962,730

Total Investments — 100.2% (identified cost $215,616,725)		$302,225,359

Other Assets, Less Liabilities — (0.2)%		$(704,663)

Net Assets — 100.0%		$301,520,696

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2022. The aggregate market value of securities on loan at January 31, 2022 was $5,032,049.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $7,409,414 or 2.5% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(5)	Restricted security (see Note 8).

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $2,979,676 or 1.0% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Amount rounds to less than $1.

(9)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(10)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	12.2%	$36,831,731

Industrials	10.4	31,425,018

Materials	10.1	30,448,999

Consumer Staples	10.0	30,298,367

Energy	9.9	29,785,484

Consumer Discretionary	9.6	28,912,693

Communication Services	9.5	28,524,794

Health Care	8.8	26,672,722

Information Technology	8.7	26,106,905

Real Estate	5.8	17,362,503

Utilities	4.9	14,893,413

Short-Term Investments	0.3	962,730

Total Investments	100.2%	$302,225,359

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

21	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Statement of Assets and Liabilities

Assets	January 31, 2022

Unaffiliated investments, at value including $5,032,049 of securities on loan (identified cost, $215,616,725)	$302,225,359

Cash	128,333

Foreign currency, at value (identified cost, $1,989,574)	1,711,650

Dividends receivable	386,807

Receivable for investments sold	104,023

Receivable for Fund shares sold	369,898

Securities lending income receivable	4,015

Tax reclaims receivable	104,652

Total assets	$305,034,737

Liabilities

Collateral for securities loaned	$962,730

Payable for investments purchased	208,432

Payable for Fund shares redeemed	960,750

Payable to affiliates:

Investment adviser fee	219,467

Administration fee	38,729

Distribution and service fees	7,480

Accrued foreign capital gains taxes	759,735

Accrued expenses	356,718

Total liabilities	$3,514,041

Net Assets	$301,520,696

Sources of Net Assets

Paid-in capital	$505,641,879

Accumulated loss	(204,121,183)

Net Assets	$301,520,696

Investor Class Shares

Net Assets	$33,428,433

Shares Outstanding	2,212,528

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.11

Class C Shares

Net Assets	$338,703

Shares Outstanding	22,738

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.90

Institutional Class Shares

Net Assets	$265,967,398

Shares Outstanding	17,612,861

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.10

Class R6 Shares

Net Assets	$1,786,162

Shares Outstanding	118,345

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.09

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Statement of Operations

Investment Income	Year Ended January 31, 2022

Dividends (net of foreign taxes, $1,370,300)	$12,156,715

Securities lending income, net	54,678

Other income	245,183

Total investment income	$12,456,576

Expenses

Investment adviser fee	$3,308,404

Administration fee	584,093

Distribution and service fees

Investor Class	97,824

Class C	4,385

Trustees’ fees and expenses	16,365

Custodian fee	498,152

Transfer and dividend disbursing agent fees	313,487

Legal and accounting services	142,469

Printing and postage	18,215

Registration fees	76,211

Interest expense and fees	29,187

Miscellaneous	147,706

Total expenses	$5,236,498

Net investment income	$7,220,078

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $739,856)	$56,717,259

Foreign currency transactions	(343,715)

Net realized gain	$56,373,544

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $77,130)	$(36,248,216)

Foreign currency	(26,494)

Net change in unrealized appreciation (depreciation)	$(36,274,710)

Net realized and unrealized gain	$20,098,834

Net increase in net assets from operations	$27,318,912

23	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2022	2021

From operations —

Net investment income	$7,220,078	$10,575,324

Net realized gain (loss)	56,373,544	(29,861,078)

Net change in unrealized appreciation (depreciation)	(36,274,710)	(19,953,492)

Net increase (decrease) in net assets from operations	$27,318,912	$(39,239,246)

Distributions to shareholders —

Investor Class	$(552,260)	$(517,127)

Class C	(2,408)	(2,636)

Institutional Class	(5,058,637)	(6,548,939)

Class R6	(92,299)	(1,365,394)

Total distributions to shareholders	$(5,705,604)	$(8,434,096)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$4,661,836	$19,968,785

Class C	9,931	7,509

Institutional Class	41,394,852	113,192,804

Class R6	2,435,465	57,809,024

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	529,516	473,732

Class C	2,408	2,299

Institutional Class	2,875,560	4,692,336

Class R6	92,299	1,365,394

Cost of shares redeemed

Investor Class	(19,022,041)	(102,246,783)

Class C	(188,693)	(2,368,248)

Institutional Class	(178,632,931)	(563,557,711)

Class R6	(88,419,016)	(31,591,503)

Net asset value of shares converted

Investor Class	97,806	847,874

Class C	(97,806)	(847,874)

Net decrease in net assets from Fund share transactions	$(234,260,814)	$(502,252,362)

Net decrease in net assets	$(212,647,506)	$(549,925,704)

Net Assets

At beginning of year	$514,168,202	$1,064,093,906

At end of year	$301,520,696	$514,168,202

24	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Financial Highlights

	Investor Class

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.710	$13.870	$14.280	$16.850	$13.340

Income (Loss) From Operations

Net investment income(1)	$0.252	$0.213	$0.326	$0.283	$0.223

Net realized and unrealized gain (loss)	0.395	0.786 (2)	(0.376)	(2.570)	3.650

Total income (loss) from operations	$0.647	$0.999	$(0.050)	$(2.287)	$3.873

Less Distributions

From net investment income	$(0.247)	$(0.159)	$(0.360)	$(0.283)	$(0.363)

Total distributions	$(0.247)	$(0.159)	$(0.360)	$(0.283)	$(0.363)

Net asset value — End of year	$15.110	$14.710	$13.870	$14.280	$16.850

Total Return(3)	4.41%	7.23%	(0.46)%	(13.43)%	29.33%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$33,428	$45,629	$136,829	$172,773	$400,814

Ratios (as a percentage of average daily net assets):

Expenses	1.58%	1.55%	1.45%	1.44%	1.37%

Net investment income	1.63%	1.74%	2.30%	1.89%	1.52%

Portfolio Turnover	5%	19%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

25	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Financial Highlights — continued

	Class C

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.470	$13.620	$14.010	$16.530	$13.120

Income (Loss) From Operations

Net investment income(1)	$0.130	$0.116	$0.220	$0.146	$0.096

Net realized and unrealized gain (loss)	0.400	0.755 (2)	(0.379)	(2.484)	3.580

Total income (loss) from operations	$0.530	$0.871	$(0.159)	$(2.338)	$3.676

Less Distributions

From net investment income	$(0.100)	$(0.021)	$(0.231)	$(0.182)	$(0.266)

Total distributions	$(0.100)	$(0.021)	$(0.231)	$(0.182)	$(0.266)

Net asset value — End of year	$14.900	$14.470	$13.620	$14.010	$16.530

Total Return(3)	3.59%	6.42%	(1.21)%	(14.10)%	28.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$339	$592	$4,094	$5,885	$10,152

Ratios (as a percentage of average daily net assets):

Expenses	2.33%	2.30%	2.20%	2.19%	2.12%

Net investment income	0.85%	0.96%	1.59%	1.01%	0.66%

Portfolio Turnover	5%	19%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

26	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Financial Highlights — continued

	Institutional Class

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.710	$13.900	$14.310	$16.910	$13.400

Income (Loss) From Operations

Net investment income(1)	$0.297	$0.210	$0.367	$0.304	$0.245

Net realized and unrealized gain (loss)	0.384	0.827 (2)	(0.378)	(2.565)	3.673

Total income (loss) from operations	$0.681	$1.037	$(0.011)	$(2.261)	$3.918

Less Distributions

From net investment income	$(0.291)	$(0.227)	$(0.399)	$(0.339)	$(0.408)

Total distributions	$(0.291)	$(0.227)	$(0.399)	$(0.339)	$(0.408)

Net asset value — End of year	$15.100	$14.710	$13.900	$14.310	$16.910

Total Return(3)	4.64%	7.50%	(0.20)%	(13.20)%	29.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$265,967	$383,984	$868,666	$1,268,618	$2,030,663

Ratios (as a percentage of average daily net assets):

Expenses	1.33%	1.30%	1.20%	1.19%	1.12%

Net investment income	1.91%	1.68%	2.59%	2.04%	1.65%

Portfolio Turnover	5%	19%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

27	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Financial Highlights — continued

	Class R6

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.690	$13.890	$14.300	$16.910	$13.400

Income (Loss) From Operations

Net investment income(1)	$0.217	$0.228	$0.379	$0.380	$0.249

Net realized and unrealized gain (loss)	0.489	0.813 (2)	(0.379)	(2.639)	3.676

Total income (loss) from operations	$0.706	$1.041	$—	$(2.259)	$3.925

Less Distributions

From net investment income	$(0.306)	$(0.241)	$(0.410)	$(0.351)	$(0.415)

Total distributions	$(0.306)	$(0.241)	$(0.410)	$(0.351)	$(0.415)

Net asset value — End of year	$15.090	$14.690	$13.890	$14.300	$16.910

Total Return(3)	4.82%	7.45%	(0.13)%	(13.18)%	29.69%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,786	$83,963	$54,504	$94,243	$601,629

Ratios (as a percentage of average daily net assets):

Expenses	1.24%	1.21%	1.14%	1.13%	1.07%

Net investment income	1.42%	1.83%	2.67%	2.48%	1.67%

Portfolio Turnover	5%	19%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

28	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase and, effective November 5, 2020, automatically convert to Investor Class shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended January 31, 2022, the Fund received approximately $245,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2022 and January 31, 2021 was as follows:

	Year Ended January 31,
	2022	2021

Ordinary income	$5,705,604	$8,434,096

During the year ended January 31, 2022, accumulated loss was increased by $608,080 and paid-in capital was increased by $608,080 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

As of January 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(281,670,232)

Net unrealized appreciation	77,549,049

Accumulated loss	$(204,121,183)

At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $281,670,232 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $281,670,232 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,633,498

Gross unrealized appreciation	$117,500,553

Gross unrealized depreciation	(38,908,692)

Net unrealized appreciation	$78,591,861

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.850%

$500 million but less than $1 billion	0.800%

$1 billion but less than $2.5 billion	0.775%

$2.5 billion but less than $5 billion	0.750%

$5 billion but less than $7.5 billion	0.730%

$7.5 billion and over	0.710%

For the year ended January 31, 2022, the investment adviser fee amounted to $3,308,404 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2022, the administration fee amounted to $584,093.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2022, EVM earned $19,750 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2022 amounted to $97,824 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2022, the Fund paid or accrued to EVD $3,289 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2022 amounted to $1,096 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2022, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,747,732 and $250,205,382, respectively, for the year ended January 31, 2022.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2022	2021

Sales	303,300	1,768,073

Issued to shareholders electing to receive payments of distributions in Fund shares	35,231	33,222

Redemptions	(1,234,116)	(8,628,672)

Converted from Class C shares	6,377	64,738

Net decrease	(889,208)	(6,762,639)

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

	Year Ended January 31,
Class C	2022	2021

Sales	650	615

Issued to shareholders electing to receive payments of distributions in Fund shares	162	185

Redemptions	(12,489)	(194,163)

Converted to Investor Class shares	(6,491)	(66,255)

Net decrease	(18,168)	(259,618)

	Year Ended January 31,
Institutional Class	2022	2021

Sales	2,693,560	9,494,655

Issued to shareholders electing to receive payments of distributions in Fund shares	191,449	326,892

Redemptions	(11,375,726)	(46,196,534)

Net decrease	(8,490,717)	(36,374,987)

	Year Ended January 31,
Class R6	2022	2021

Sales	156,145	4,381,694

Issued to shareholders electing to receive payments of distributions in Fund shares	6,149	94,763

Redemptions	(5,758,194)	(2,685,140)

Net increase (decrease)	(5,595,900)	1,791,317

8  Restricted Securities

At January 31, 2022, the Fund owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stock

JD.com, Inc., Class A	1/20/2022	2,859	$104,297	$102,489

Total Common Stock			$104,297	$102,489

Total Restricted Securities			$104,297	$102,489

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended January 31, 2022 were $2,080,521 and 1.32%, respectively.

10  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At January 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,032,049 and $5,113,759, respectively. Collateral received was comprised of cash of $962,730 and U.S. government and/or agencies securities of $4,151,029. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2022.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$962,730	$—	$—	$—	$962,730

The carrying amount of the liability for collateral for securities loaned at January 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2022.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Parametric

Emerging Markets Fund

January 31, 2022

Notes to Financial Statements — continued

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$6,761,822	$134,074,487		$102,489	$140,938,798

Emerging Europe	2,057,139	48,166,186		—	50,223,325

Latin America	38,073,026	8,727,082		—	46,800,108

Middle East/Africa	1,146,660	58,397,892		3,755,846	63,300,398

Total Common Stocks	$48,038,647	$249,365,647	**	$3,858,335	$301,262,629

Short-Term Investments	$962,730	$—		$—	$962,730

Total Investments	$49,001,377	$249,365,647		$3,858,335	$302,225,359

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2022 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Subsequent Event

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

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Parametric

Emerging Markets Fund

January 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Parametric

Emerging Markets Fund

January 31, 2022

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income. For the fiscal year ended January 31, 2022, the Fund designates approximately $6,483,771, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2022 ordinary income dividends, 1.60% qualifies for the corporate dividends received deduction.

Foreign Tax Credit. For the fiscal year ended January 31, 2022, the Fund paid foreign taxes of $1,979,722 and recognized foreign source income of $13,682,845.

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Parametric

Emerging Markets Fund

January 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

38

Parametric

Emerging Markets Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

39

Parametric

Emerging Markets Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

41

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

42

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.22

Parametric

International Equity Fund

Annual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2022

Parametric

International Equity Fund

Parametric

International Equity Fund

January 31, 2022

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Developed equity markets outside the U.S. delivered positive returns during the 12-month period ended January 31, 2022. Despite widespread global supply-chain disruptions, growth of new COVID-19 variants, and increasing global inflation, the MSCI EAFE Index (the Index) returned 7.03%. Strong performances among most European countries more than offset a weaker showing from counterparts across the Pacific region during the period.

While the aggregate result was positive for investors, a view at the individual country level reveals a mixed picture. In the Pacific, New Zealand recorded the weakest return as local stocks and its currency plummeted after its central bank signaled it would tighten monetary policy in reaction to rising inflation. Furthermore, travel restrictions throughout 2021, designed to minimize the spread of COVID-19, hurt tourism to the island nation. In Japan, local stocks and the yen also declined, even while Prime Minister Fumio Kishida attempted to assuage recessionary pressures by promising to enact a series of economic stimulus measures. Markets in Hong Kong also fell as investor sentiment weakened in response to China’s widespread regulatory crackdowns on major corporations.

In Europe, countries with larger energy-producing industries were supported by rising commodity prices and generally outperformed their less energy-focused neighbors. Rising energy prices during the period contributed to relatively outsized returns in the U.K., Norway, Austria, and France.

Fund Performance

For the 12-month period ended January 31, 2022, the Parametric International Equity Fund (the Fund) returned 5.18% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 7.03%.

The Fund’s emphasis on diversification, via a system of targeting country weights and systematically rebalancing them as they change, did not meaningfully impact Fund performance relative to the Index during the period. Based on diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries. The Fund’s emphasis on diversification at the sector level within each country detracted from relative returns. The Fund’s emphasis on diversification via a system of broad security representation, with an emphasis on reducing portfolio risk, also detracted from relative performance during the period.

An underweight exposure to Japan contributed to performance relative to the Index as the country was weighed down by poor economic growth and a decline in the yen versus the U.S. dollar. In addition, the Fund’s sector and stock level diversification processes in Israel contributed to relative returns during the period. This was partially due to an underweight exposure to the information technology sector, which fell during the period; and the inclusion of small-cap stocks within the industrials sector, which outperformed their larger peers. Furthermore, the sector diversification process in Ireland aided relative returns, particularly due to an overweight exposure in the financials sector.

The Fund’s sector diversification process in Hong Kong detracted from performance relative to the Index during the period. This was largely due to the inclusion of health care stocks, which dropped sharply in 2021. An underweight exposure to the U.K. also detracted from relative returns, as U.K. markets benefited from commodity price increases during the period. In addition, the stock selection process in France hurt relative performance, which was partially the result of exposures to small-cap stocks in the utilities sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

International Equity Fund

January 31, 2022

Performance2,3

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/01/2010	04/01/2010	5.18%	8.26%	7.22%
Class A with 5.75% Maximum Sales Charge	—	—	–0.88	6.98	6.59
Institutional Class at NAV	04/01/2010	04/01/2010	5.45	8.54	7.50
Class R at NAV	08/10/2015	04/01/2010	4.93	8.00	7.06
Class R6 at NAV	08/10/2015	04/01/2010	5.51	8.57	7.52

MSCI EAFE Index	—	—	7.03%	7.85%	6.93%

% Total Annual Operating Expense Ratios[4]		Class A	Institutional Class	Class R	Class R6

Gross		0.82%	0.57%	1.07%	0.54%
Net		0.75	0.50	1.00	0.47

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Institutional Class	$50,000	01/31/2012	$103,108	N.A.
Class R	$10,000	01/31/2012	$19,785	N.A.

Class R6	$1,000,000	01/31/2012	$2,065,667	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

International Equity Fund

January 31, 2022

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Nestle S.A.	1.2%

Cie Financiere Richemont S.A.	1.1

TotalEnergies SE	1.0

Air Liquide S.A.	0.9

CSL, Ltd.	0.8

Sanofi	0.8

Deutsche Telekom AG	0.7

SAP SE	0.7

Vonovia SE	0.6

ASML Holding NV	0.6

Total	8.4%

See Endnotes and Additional Disclosures in this report.

4

Parametric

International Equity Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/22. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

Diversification cannot ensure a profit or eliminate the risk of loss.

5

Parametric

International Equity Fund

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$958.40	$3.70	**	0.75%
Institutional Class	$1,000.00	$960.20	$2.47	**	0.50%
Class R	$1,000.00	$957.90	$4.93	**	1.00%
Class R6	$1,000.00	$960.10	$2.32	**	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.43	$3.82	**	0.75%
Institutional Class	$1,000.00	$1,022.69	$2.55	**	0.50%
Class R	$1,000.00	$1,020.16	$5.09	**	1.00%
Class R6	$1,000.00	$1,022.84	$2.40	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value

Australia — 8.9%

Abacus Property Group(1)	53,600	$130,990

AGL Energy, Ltd.	148,900	752,017

Alumina, Ltd.	168,000	227,014

Ampol, Ltd.	36,100	764,706

ARB Corp., Ltd.	10,500	345,964

ASX, Ltd.(1)	7,100	421,090

Atlas Arteria, Ltd.	84,000	389,920

Atlassian Corp. PLC, Class A(2)	7,300	2,367,682

Aurizon Holdings, Ltd.	179,648	449,453

AusNet Services	490,200	902,016

Austal, Ltd.	72,300	103,130

Bank of Queensland, Ltd.	45,200	245,877

Bapcor, Ltd.	45,765	229,311

Beach Energy, Ltd.(1)	428,666	452,813

Bendigo & Adelaide Bank, Ltd.(1)	46,000	280,961

BHP Group, Ltd.(3)	43,200	1,363,599

BHP Group, Ltd.(1)(3)	65,244	2,092,411

Brambles, Ltd.	113,965	782,945

Bravura Solutions, Ltd.	100,400	154,016

Breville Group, Ltd.(1)	13,134	267,491

BWP Trust	79,954	225,508

Centuria Industrial REIT	91,244	246,718

Centuria Office REIT	67,500	103,393

Charter Hall Long Wale REIT	52,200	178,564

Charter Hall Retail REIT	75,300	214,864

Cimic Group, Ltd.(1)	12,227	142,838

Cleanaway Waste Management, Ltd.	257,200	525,049

Coles Group, Ltd.	145,600	1,672,755

Collins Foods, Ltd.(1)	20,500	170,998

Commonwealth Bank of Australia	30,923	2,062,247

Computershare, Ltd.	53,412	740,376

Cooper Energy, Ltd.(1)(2)	664,724	141,621

Cromwell Property Group	165,783	98,901

Crown Resorts, Ltd.(1)(2)	25,500	219,711

CSL, Ltd.	28,210	5,225,693

CSR, Ltd.	49,000	195,195

Dexus	66,800	486,298

Domain Holdings Australia, Ltd.	156,678	526,544

Domino’s Pizza Enterprises, Ltd.	4,231	312,092

EML Payments, Ltd.(1)(2)	73,900	157,360

Endeavour Group, Ltd.	113,396	506,496

Evolution Mining, Ltd.	80,276	201,688

Fortescue Metals Group, Ltd.	44,569	625,842

Goodman Group	99,383	1,640,985

GPT Group (The)	166,566	590,252

Security	Shares	Value

Australia (continued)

GUD Holdings, Ltd.	15,500	$135,601

GWA Group, Ltd.	67,200	120,511

Hansen Technologies, Ltd.	30,805	106,883

Harvey Norman Holdings, Ltd.(1)	71,004	247,474

IDP Education, Ltd.	15,800	330,257

Infomedia, Ltd.(1)	61,241	65,181

Ingenia Communities Group	56,700	221,737

InvoCare, Ltd.(1)	17,400	138,168

IPH, Ltd.	40,216	233,354

IRESS, Ltd.	53,584	433,486

JB Hi-Fi, Ltd.	10,699	350,064

Karoon Energy, Ltd.(2)	257,876	353,336

Lendlease Corp., Ltd.	59,878	423,729

Lifestyle Communities, Ltd.	20,030	240,083

Link Administration Holdings, Ltd.	96,491	369,856

Medibank Pvt, Ltd.	167,700	367,476

Megaport, Ltd.(1)(2)	29,807	286,737

Metcash, Ltd.(1)	235,800	661,771

Mirvac Group	288,800	535,194

Monadelphous Group, Ltd.(1)	19,351	123,268

National Australia Bank, Ltd.	61,500	1,186,670

National Storage REIT	157,700	276,458

Newcrest Mining, Ltd.	23,300	361,415

NEXTDC, Ltd.(2)	46,000	352,956

Northern Star Resources, Ltd.	56,796	338,500

Orica, Ltd.(1)	16,599	164,455

Origin Energy, Ltd.(1)	280,172	1,121,108

Orora, Ltd.	65,655	161,653

Premier Investments, Ltd.	11,500	235,955

Qube Holdings, Ltd.	200,231	413,211

REA Group, Ltd.	12,200	1,263,880

Regis Resources, Ltd.	52,500	63,859

Rio Tinto, Ltd.	9,700	771,205

Service Stream, Ltd.(1)	198,800	110,189

Shopping Centres Australasia Property Group	118,852	237,454

Sigma Healthcare, Ltd.(1)	463,931	148,137

St. Barbara, Ltd.	108,600	95,155

Suncorp Group, Ltd.	46,300	363,635

Tabcorp Holdings, Ltd.	131,400	461,684

Technology One, Ltd.	50,588	378,449

Telstra Corp., Ltd.	892,573	2,481,282

TPG Telecom, Ltd.(1)	143,163	601,057

Transurban Group	207,541	1,833,464

Tuas, Ltd.(1)(2)	53,150	72,136

Viva Energy Group, Ltd.(4)	238,523	363,616

Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	413,516

7	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Australia (continued)

Waypoint REIT, Ltd.	90,348	$173,543

Wesfarmers, Ltd.	60,785	2,268,041

Westpac Banking Corp.	68,400	986,528

Whitehaven Coal, Ltd.(2)	299,361	573,179

WiseTech Global, Ltd.	8,664	282,181

Woodside Petroleum, Ltd.	118,100	2,110,329

Woolworths Group, Ltd.	113,396	2,766,234

		$59,110,694

Austria — 1.2%

Agrana Beteiligungs AG	5,979	$116,181

ams-OSRAM AG(2)	27,700	465,730

ANDRITZ AG	12,066	641,954

BAWAG Group AG(2)(4)	2,540	152,438

CA Immobilien Anlagen AG	22,201	810,149

Erste Group Bank AG	15,837	740,231

Lenzing AG(2)	2,500	306,869

Mayr Melnhof Karton AG	459	89,300

Oesterreichische Post AG(1)	6,444	270,480

OMV AG	18,977	1,161,475

PIERER Mobility AG	3,700	367,417

Porr AG(2)	3,440	48,679

Rhi Magnesita NV	4,792	221,029

S&T AG(1)	9,400	172,638

Telekom Austria AG	70,800	612,411

UNIQA Insurance Group AG	14,300	132,550

Verbund AG	9,378	993,225

Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	87,489

voestalpine AG	6,646	220,947

		$7,611,192

Belgium — 2.2%

Ackermans & van Haaren NV	1,660	$320,421

Ageas S.A./NV	9,300	447,651

AGFA-Gevaert NV(2)	57,503	243,986

Anheuser-Busch InBev S.A./NV	26,344	1,660,755

Befimmo S.A.	5,550	208,084

bpost S.A.(2)	49,232	363,431

Care Property Invest NV	4,146	117,941

Cofinimmo S.A.	1,791	264,209

D’Ieteren Group	7,319	1,275,221

Econocom Group S.A./NV	65,622	262,426

Elia Group S.A./NV(1)	10,200	1,376,436

Etablissements Franz Colruyt NV(1)	1,550	62,960

Euronav S.A.	60,260	496,435

Security	Shares	Value

Belgium (continued)

EVS Broadcast Equipment S.A.	8,119	$193,219

Fagron	11,540	198,371

Gimv NV	1,766	107,653

Groupe Bruxelles Lambert S.A.	5,034	540,163

Intervest Offices & Warehouses NV(1)	3,632	111,431

Materialise NV ADR(1)(2)	12,600	258,426

Melexis NV	7,198	754,731

Mithra Pharmaceuticals S.A.(1)(2)	3,231	73,295

Montea NV	1,519	210,116

Proximus SADP	65,274	1,332,933

Shurgard Self Storage S.A.	3,517	202,731

Sofina S.A.	1,080	430,000

Telenet Group Holding NV	13,745	527,650

Tessenderlo Group S.A.(2)	11,279	439,352

UCB S.A.	10,221	1,017,043

Umicore S.A.	22,700	859,323

VGP NV	1,031	292,149

Xior Student Housing NV	4,221	231,056

		$14,879,598

Denmark — 2.2%

Alm Brand A/S	16,800	$31,851

Ambu AS	2,700	57,210

Ascendis Pharma A/S ADR(2)	700	85,148

Bakkafrost P/F	6,022	415,148

Carlsberg A/S, Class B	7,339	1,188,409

Chr. Hansen Holding A/S	9,839	789,043

Coloplast A/S, Class B	1,700	247,218

D/S Norden A/S	1,600	36,419

Drilling Co. of 1972 A/S (The)(2)	4,300	167,727

DSV A/S	3,300	670,496

Jyske Bank A/S(2)	8,666	510,447

Matas A/S	10,900	182,249

Netcompany Group A/S(4)	2,500	183,661

NKT A/S(2)	3,200	134,719

Novo Nordisk A/S, Class B	20,178	2,007,070

Novozymes A/S, Class B	17,900	1,228,789

Orsted A/S(4)	13,973	1,488,753

Pandora A/S	13,360	1,452,763

Per Aarsleff Holding AS	2,600	117,151

Ringkjoebing Landbobank A/S	4,160	547,620

Scandinavian Tobacco Group AS(4)	13,300	286,710

SimCorp A/S	7,565	705,362

Spar Nord Bank A/S	15,000	215,706

Sydbank A/S	6,400	225,904

Topdanmark A/S	4,627	264,633

8	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Denmark (continued)

Tryg A/S	20,915	$495,598

Vestas Wind Systems AS	25,505	690,175

		$14,425,979

Finland — 2.2%

Elisa Oyj	23,197	$1,362,634

Fortum Oyj	49,106	1,336,652

Huhtamaki Oyj	6,300	248,369

Kemira Oyj	9,600	141,111

Kesko Oyj, Class B	42,956	1,356,687

Kojamo Oyj	33,700	772,603

Kone Oyj, Class B	14,714	952,940

Metsa Board Oyj	21,700	233,939

Neste Oyj	25,835	1,165,146

Nokia Oyj(2)	186,127	1,109,991

Nokian Renkaat Oyj	9,400	317,814

Nordea Bank Abp	117,429	1,394,784

Orion Oyj, Class B(1)	36,813	1,496,916

QT Group Oyj(2)	900	104,477

TietoEVRY Oyj	4,494	133,726

Tokmanni Group Corp.	46,810	979,465

UPM-Kymmene Oyj	21,860	796,720

Valmet Oyj	8,331	318,197

YIT Oyj	23,700	117,735

		$14,339,906

France — 8.9%

Aeroports de Paris(1)(2)	2,445	$331,788

Air Liquide S.A.	34,685	5,933,190

Albioma S.A.	8,000	312,554

Alstom S.A.	7,150	231,801

Altarea SCA	2,100	374,283

Amundi S.A.(4)	8,135	632,385

Atos SE	8,580	307,567

AXA S.A.	69,600	2,204,301

BioMerieux	2,400	281,431

Bouygues S.A.(1)	7,300	257,449

Bureau Veritas S.A.	12,318	352,447

Carmila S.A.	25,100	417,457

Casino Guichard Perrachon S.A.(2)	25,468	563,326

Cie Generale des Etablissements Michelin SCA	3,940	659,256

Credit Agricole S.A.	88,407	1,330,034

Danone S.A.	37,118	2,314,347

Dassault Aviation S.A.	2,000	237,685

Dassault Systemes SE	48,930	2,366,175

Security	Shares	Value

France (continued)

Edenred	9,450	$405,900

Eiffage S.A.	3,370	354,097

Engie S.A.	176,500	2,714,888

EssilorLuxottica S.A.	5,934	1,122,626

Eurazeo SE	7,500	595,937

Eurofins Scientific SE	5,900	592,377

Eutelsat Communications S.A.	30,600	379,434

Gaztransport & Technigaz S.A.	1,301	119,356

Gecina S.A.	7,134	968,028

Getlink SE	15,500	244,510

Hermes International	670	1,005,951

ICADE	8,000	577,652

Klepierre S.A.	39,039	1,038,369

L’Oreal S.A.	6,600	2,819,168

La Francaise des Jeux SAEM(4)	7,500	310,527

Legrand S.A.	6,562	667,835

LVMH Moet Hennessy Louis Vuitton SE	3,170	2,603,766

Mercialys S.A.	25,100	278,246

Metropole Television S.A.	17,662	344,575

Neoen S.A.(2)(4)	7,631	271,361

Nexity S.A.	12,400	519,209

Orange S.A.	138,000	1,621,148

Quadient S.A.	11,000	224,790

Rothschild & Co.	5,492	238,304

Rubis SCA	15,200	492,066

Sanofi	49,604	5,186,694

Schneider Electric SE	6,400	1,084,130

SCOR SE	20,167	687,948

SEB S.A.	1,980	300,505

Societe BIC S.A.	3,200	182,205

SOITEC(2)	1,400	255,595

Sopra Steria Group SACA	1,900	334,045

Teleperformance	1,408	530,238

Thales S.A.	4,200	387,439

TotalEnergies SE	118,115	6,716,895

Ubisoft Entertainment S.A.(2)	7,800	447,599

Valneva SE(1)(2)	11,600	200,511

Vinci S.A.	10,230	1,121,275

Vivendi SE	57,500	753,559

Voltalia S.A.(2)	12,800	236,461

Wendel SE	4,600	499,635

Worldline S.A.(2)(4)	8,496	411,803

		$58,954,133

9	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Germany — 9.0%

adidas AG	4,500	$1,234,877

Allianz SE	11,080	2,844,818

BASF SE	48,181	3,690,129

Bayerische Motoren Werke AG	8,860	937,768

Bayerische Motoren Werke AG, PFC Shares	4,800	415,422

Bechtle AG	6,000	360,254

Befesa S.A.(4)	4,524	319,381

Beiersdorf AG	19,796	1,968,980

Carl Zeiss Meditec AG	2,900	466,379

CompuGroup Medical SE & Co. KgaA	3,284	217,672

Continental AG(2)	3,700	358,715

Covestro AG(4)	11,500	689,919

Cropenergies Ag	5,200	71,622

Delivery Hero SE(2)(4)	5,167	398,841

Deutsche Bank AG(2)	59,700	831,234

Deutsche Boerse AG	6,040	1,073,624

Deutsche Post AG	23,100	1,390,172

Deutsche Telekom AG	248,395	4,689,443

Deutsche Wohnen SE	13,800	562,231

E.ON SE	217,100	2,994,345

Evonik Industries AG	13,300	433,895

Evotec SE(2)	10,547	426,781

Fielmann AG	2,817	179,659

Fresenius Medical Care AG & Co. KGaA	10,428	709,035

FUCHS PETROLUB SE	3,686	123,703

FUCHS PETROLUB SE, PFC Shares	6,200	267,934

Gerresheimer AG	4,000	358,962

Hannover Rueck SE	2,400	484,181

HelloFresh SE(2)	11,100	739,046

Henkel AG & Co. KGaA, PFC Shares	30,430	2,488,823

Knorr-Bremse AG	3,291	333,673

KWS Saat SE and Co. KGaA	1,025	79,649

LEG Immobilien SE	9,980	1,323,934

Merck KGaA	3,620	793,860

MorphoSys AG(2)	3,473	111,217

Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,414,818

Nemetschek SE	3,482	321,849

Puma SE	4,602	492,195

QIAGEN NV(2)	12,000	593,187

Rational AG	340	285,028

RWE AG	65,537	2,764,499

SAP SE	35,452	4,447,851

Sartorius AG, PFC Shares	1,569	847,068

Scout24 SE(4)	7,300	436,134

Siemens AG	17,540	2,784,845

Siemens Energy AG(2)	9,770	219,755

Security	Shares	Value

Germany (continued)

Siemens Healthineers AG(4)	12,008	$771,661

Suedzucker AG	42,800	599,234

Symrise AG	8,600	1,027,695

TeamViewer AG(2)(4)	21,345	322,524

Telefonica Deutschland Holding AG(4)	274,247	787,300

Uniper SE	13,300	601,822

United Internet AG	7,500	294,125

Varta AG(1)	3,100	337,776

VERBIO Vereinigte BioEnergie AG	2,600	165,726

Vitesco Technologies Group AG(2)	2,740	135,645

Volkswagen AG	900	260,620

Volkswagen AG, PFC Shares	4,126	859,331

Vonovia SE	74,260	4,229,536

Zalando SE(2)(4)	6,200	492,081

		$59,862,483

Hong Kong — 4.4%

AIA Group, Ltd.	233,800	$2,440,828

Aidigong Maternal & Child Health, Ltd.(1)(2)	1,448,000	111,580

Bank of East Asia, Ltd. (The)	76,600	130,734

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	83,000	130,401

BOC Hong Kong Holdings, Ltd.	88,500	341,728

Budweiser Brewing Co. APAC Ltd.(4)	443,900	1,172,577

C-Mer Eye Care Holdings, Ltd.	180,000	123,727

Cafe de Coral Holdings, Ltd.	84,000	142,626

Cathay Pacific Airways, Ltd.(1)(2)	317,000	264,809

Champion REIT	349,000	175,606

China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	616,500	288,421

China Tobacco International HK Co., Ltd.(1)	93,000	179,274

China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	386,064

China Youzan, Ltd.(2)	6,036,000	234,269

Chow Sang Sang Holdings International, Ltd.	153,000	202,705

Chow Tai Fook Jewellery Group, Ltd.	321,800	565,394

CK Hutchison Holdings, Ltd.	176,000	1,250,889

CLP Holdings, Ltd.	169,000	1,691,268

Fortune REIT	129,000	133,037

Fosun International, Ltd.	362,000	410,741

Galaxy Entertainment Group, Ltd.(2)	246,000	1,424,651

Global Cord Blood Corp.(2)	29,600	118,400

Glory Sun Financial Group, Ltd.(1)(2)	2,992,000	70,816

Glory Sun Land Group, Ltd.(1)(2)	300,695	2,013

Hang Lung Properties, Ltd.	136,000	290,961

Hang Seng Bank, Ltd.	13,000	257,371

Henderson Land Development Co., Ltd.	71,867	314,288

HengTen Networks Group, Ltd.(1)(2)	620,000	191,397

HK Electric Investments & HK Electric Investments, Ltd.	507,500	505,273

10	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)

HKT Trust and HKT, Ltd.	912,000	$1,244,511

Hong Kong & China Gas Co., Ltd.	1,103,502	1,700,782

Hong Kong Exchanges & Clearing, Ltd.	23,300	1,329,864

Hongkong Land Holdings, Ltd.	88,600	479,850

Hysan Development Co., Ltd.	63,000	193,385

Jardine Matheson Holdings, Ltd.	17,700	1,045,414

Kerry Logistics Network, Ltd.	116,500	291,272

Kerry Properties, Ltd.	56,500	159,605

Lifestyle International Holdings, Ltd.(2)	152,500	83,183

Link REIT	107,200	920,367

Luk Fook Holdings International, Ltd.	83,000	218,768

MGM China Holdings, Ltd.(1)(2)	166,400	110,865

MTR Corp., Ltd.	133,500	722,612

New World Development Co., Ltd.	77,000	314,338

NWS Holdings, Ltd.	295,000	294,029

Pacific Basin Shipping, Ltd.	802,000	342,338

Pacific Textiles Holdings, Ltd.	244,000	123,981

PCCW, Ltd.	1,166,000	614,035

Power Assets Holdings, Ltd.	151,000	927,836

S-Enjoy Service Group Co., Ltd.(2)	60,000	107,452

Sands China, Ltd.(2)	266,800	743,959

Shangri-La Asia, Ltd.(2)	200,000	156,438

Sino Land Co., Ltd.	210,000	272,096

SJM Holdings, Ltd.(2)	358,000	230,400

Sun Hung Kai Properties, Ltd.	71,500	872,336

SUNeVision Holdings, Ltd.	399,000	350,665

Superb Summit International Group, Ltd.(1)(5)	230,000	0

Swire Properties, Ltd.	87,600	233,517

Vitasoy International Holdings, Ltd.(1)	286,000	558,450

VSTECS Holdings, Ltd.	600,000	594,370

VTech Holdings, Ltd.	71,500	565,481

Yuexiu Real Estate Investment Trust(1)	255,000	106,916

		$29,460,963

Ireland — 2.3%

Bank of Ireland Group PLC(2)	434,265	$2,926,891

CRH PLC	48,602	2,439,353

DCC PLC	8,700	731,527

Fineos Corp. Holdings PLC CDI(2)	41,347	104,505

Flutter Entertainment PLC(2)	12,153	1,849,003

Glenveagh Properties PLC(2)(4)	77,242	106,028

Hibernia REIT PLC	69,210	98,855

ICON PLC(2)	7,700	2,046,044

Irish Continental Group PLC(1)(2)	69,445	345,508

Irish Residential Properties REIT PLC	311,874	587,248

Kerry Group PLC, Class A	19,618	2,471,820

Security	Shares	Value

Ireland (continued)

Kingspan Group PLC	13,022	$1,253,459

Nabriva Therapeutics PLC(2)	13,289	6,419

Uniphar PLC	37,081	163,231

		$15,129,891

Israel — 2.3%

Airport City, Ltd.(2)	16,700	$407,093

Amot Investments, Ltd.	40,781	346,014

AudioCodes, Ltd.(1)	3,200	94,784

Azrieli Group, Ltd.	6,267	566,632

Bank Hapoalim B.M.	46,157	479,005

Bank Leumi Le-Israel B.M.	49,731	533,365

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	917,812	1,579,952

Check Point Software Technologies, Ltd.(2)	2,600	314,626

Compugen, Ltd.(1)(2)	11,500	40,825

Danel Adir Yeoshua, Ltd.	1,100	262,395

Doral Group Renewable Energy Resources, Ltd.(2)	37,500	153,015

Elbit Systems, Ltd.	2,106	350,824

Electra, Ltd.	565	411,923

Energix-Renewable Energies, Ltd.	109,890	438,509

FIBI Holdings, Ltd.	2,300	105,026

First International Bank of Israel, Ltd. (The)	4,435	184,646

Fiverr International, Ltd.(1)(2)	3,600	307,116

Hilan, Ltd.	3,200	206,249

ICL Group, Ltd	153,723	1,390,196

Inrom Construction Industries, Ltd.	40,400	199,746

Kenon Holdings, Ltd.	8,468	476,061

Matrix IT, Ltd.	7,477	209,017

Maytronics, Ltd.	41,700	893,638

Mizrahi Tefahot Bank, Ltd.	5,560	214,935

Nice, Ltd.(2)	1,294	331,235

Oil Refineries, Ltd.(2)	912,196	301,512

OPC Energy, Ltd.(2)	49,600	582,671

Paz Oil Co., Ltd.(2)	5,234	744,500

Radware, Ltd.(2)	1,700	57,171

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,680	295,336

Redhill Biopharma, Ltd. ADR(1)(2)	8,400	22,092

Reit 1, Ltd.	43,316	314,648

Shapir Engineering and Industry, Ltd.	30,000	289,449

Shufersal, Ltd.	82,353	774,588

Taro Pharmaceutical Industries, Ltd.(2)	2,100	98,322

Teva Pharmaceutical Industries, Ltd. ADR(2)	107,600	907,068

Tower Semiconductor, Ltd.(2)	4,400	151,742

Victory Supermarket Chain, Ltd.	10,200	221,787

		$15,257,713

11	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA(1)	32,700	$688,163

Atlantia SpA(2)	48,424	898,521

Banca Mediolanum SpA	14,000	136,093

Banca Popolare di Sondrio SCPA	35,600	149,742

Banco BPM SpA	78,600	245,040

Bio-On SpA(1)(2)(5)	12,900	0

BPER Banca SpA	32,400	68,209

Brunello Cucinelli SpA(2)	6,234	362,028

Buzzi Unicem SpA	7,400	154,520

Cementir Holding NV	48,418	426,888

Cerved Group SpA(2)	9,600	110,183

Datalogic SpA	5,730	89,516

Davide Campari-Milano NV	127,434	1,599,972

De’Longhi SpA	10,450	360,123

DiaSorin SpA	7,620	1,174,709

Digital Bros SpA(1)	8,900	282,924

Enav SpA(2)(4)	46,000	211,350

Enel SpA	242,788	1,868,641

Eni SpA	259,731	3,901,469

Ferrari NV	6,600	1,521,119

Fila SpA(1)	5,500	56,486

Fincantieri SpA(1)(2)	128,000	81,949

FinecoBank Banca Fineco SpA	24,111	405,360

GVS SpA(4)	23,883	267,425

Hera SpA	46,677	194,054

Infrastrutture Wireless Italiane SpA(1)(4)	104,600	1,127,839

Interpump Group SpA	11,400	703,991

Intesa Sanpaolo SpA	535,073	1,590,150

Iren SpA	42,400	127,556

Italgas SpA	24,300	161,217

MFE-MediaForEurope NV, Class A(1)(2)	257,715	213,673

MFE-MediaForEurope NV, Class B	257,715	328,853

Moncler SpA	7,800	500,600

Nexi SpA(2)(4)	11,200	163,828

Poste Italiane SpA(4)	16,700	224,157

Prada SpA	62,700	383,401

Prysmian SpA	24,700	832,922

RAI Way SpA(4)	74,400	422,750

Recordati Industria Chimica e Farmaceutica SpA	30,447	1,705,656

Reply SpA	4,480	752,867

Salvatore Ferragamo SpA(2)	11,072	237,259

Saras SpA(1)(2)	254,500	159,620

Snam SpA	48,800	273,460

STMicroelectronics NV	57,100	2,686,895

Technogym SpA(4)	16,800	143,379

Terna SpA(1)	52,300	410,943

Security	Shares	Value

Italy (continued)

Tinexta SpA	5,327	$189,234

Unipol Gruppo SpA	33,400	187,900

UnipolSai Assicurazioni SpA(1)	64,182	187,392

Webuild SpA(1)	166,800	349,397

		$29,319,423

Japan — 13.6%

Acom Co., Ltd.	41,900	$117,596

Advance Residence Investment Corp.(1)	88	259,450

Aeon Co., Ltd.(1)	26,100	594,745

AGC, Inc.	4,800	220,298

Air Water, Inc.(1)	12,300	187,482

Ajinomoto Co., Inc.	23,100	644,524

Alfresa Holdings Corp.	13,900	198,198

Asahi Intecc Co., Ltd.	8,800	150,137

Astellas Pharma, Inc.	45,900	740,852

Azbil Corp.	3,900	153,183

Bandai Namco Holdings, Inc.	4,200	295,210

Bank of Kyoto, Ltd. (The)	4,500	209,802

Bridgestone Corp.	8,600	376,604

Brother Industries, Ltd.	7,500	138,120

Calbee, Inc.	7,600	174,935

Canon, Inc.(1)	19,500	461,189

Capcom Co., Ltd.	13,200	318,658

Casio Computer Co., Ltd.	15,400	192,606

Central Japan Railway Co.	2,700	354,269

Chiba Bank, Ltd. (The)	41,300	266,991

Chubu Electric Power Co., Inc.	62,200	622,989

Chugai Pharmaceutical Co., Ltd.	17,600	571,644

Chugoku Electric Power Co., Inc. (The)	36,100	283,733

Citizen Watch Co., Ltd.	27,900	119,424

Concordia Financial Group, Ltd.	70,500	289,709

COSMOS Pharmaceutical NV	1,900	237,281

CyberAgent, Inc.	26,800	312,494

Dai Nippon Printing Co., Ltd.	5,700	136,829

Daicel Corp.	19,800	146,053

Daido Steel Co., Ltd.	4,700	181,624

Daifuku Co., Ltd.	2,700	187,447

Daiichi Sankyo Co., Ltd.	45,400	1,020,137

Daikin Industries, Ltd.	3,100	650,827

Daito Trust Construction Co., Ltd.	3,600	412,800

Daiwa House Industry Co., Ltd.	30,100	878,413

Daiwa House REIT Investment Corp.	141	420,034

Daiwa Office Investment Corp.	35	219,300

Daiwa Securities Group, Inc.	73,100	440,478

DeNA Co., Ltd.	17,400	270,572

12	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Denka Co., Ltd.	7,700	$271,180

Dentsu Group, Inc.	15,500	536,792

DIC Corp.	5,600	143,670

Disco Corp.	800	219,963

East Japan Railway Co.	4,400	251,253

ENEOS Holdings, Inc.	262,200	1,044,244

Ezaki Glico Co., Ltd.	6,000	194,534

Fast Retailing Co., Ltd.	900	529,618

Frontier Real Estate Investment Corp.	64	270,067

FUJIFILM Holdings Corp.	7,400	496,066

Fujitsu, Ltd.	3,600	475,914

Fukuoka Financial Group, Inc.	17,600	345,649

GLP J-REIT	270	434,595

GMO Payment Gateway, Inc.	2,100	184,279

Hakuhodo DY Holdings, Inc.	21,800	333,927

Hamamatsu Photonics K.K.	6,800	347,897

Hankyu Hanshin Holdings, Inc.	4,400	128,134

Hikari Tsushin, Inc.(1)	1,400	168,091

Hirose Electric Co., Ltd.	1,040	155,020

Hisamitsu Pharmaceutical Co., Inc.	4,700	143,199

Hitachi Metals, Ltd.(2)	12,900	232,622

House Foods Group, Inc.	7,700	197,870

Hoya Corp.	9,400	1,218,882

Hulic Co., Ltd.	29,000	280,304

Ibiden Co., Ltd.	3,900	217,933

Idemitsu Kosan Co., Ltd.	31,000	794,271

Industrial & Infrastructure Fund Investment Corp.(1)	174	291,718

Ito En, Ltd.	3,200	172,365

ITOCHU Corp.	14,500	465,834

Iwatani Corp.	8,200	386,578

Japan Exchange Group, Inc.	19,100	392,903

Japan Logistics Fund, Inc.(1)	71	196,800

Japan Post Bank Co., Ltd.(1)	33,500	329,565

Japan Post Holdings Co., Ltd.	60,200	513,839

Japan Real Estate Investment Corp.	83	456,412

Japan Tobacco, Inc.	36,800	734,707

JSR Corp.	10,200	338,111

Kajima Corp.	10,500	126,815

Kakaku.com, Inc.	14,000	289,962

Kaneka Corp.	6,400	208,480

Kansai Paint Co., Ltd.	14,300	296,836

Kao Corp.	14,000	699,602

KDDI Corp.	50,600	1,616,604

Keikyu Corp.(1)	13,700	140,217

Keio Corp.(1)	2,200	98,957

Keisei Electric Railway Co., Ltd.	5,800	163,683

Security	Shares	Value

Japan (continued)

Kenedix Office Investment Corp.	45	$273,231

Kewpie Corp.	9,800	202,170

Keyence Corp.	3,100	1,590,059

Kintetsu Group Holdings Co., Ltd.(2)	5,500	159,805

Kirin Holdings Co., Ltd.	30,200	484,050

Kobayashi Pharmaceutical Co., Ltd.	3,300	256,981

Kobe Bussan Co., Ltd.	10,500	326,859

Konami Holdings Corp.	7,700	415,105

Kubota Corp.	14,300	306,671

Kuraray Co., Ltd.	19,500	175,185

Kyocera Corp.	6,300	388,529

Kyowa Kirin Co., Ltd.	9,500	236,785

Kyushu Electric Power Co., Inc.	55,000	407,538

LaSalle Logiport REIT	165	263,947

Lasertec Corp.	2,000	448,675

Lawson, Inc.	4,600	201,614

Lion Corp.	17,300	226,041

M3, Inc.	12,100	465,204

Makita Corp.	4,000	149,694

Marubeni Corp.	31,400	323,104

Marui Group Co., Ltd.	14,700	283,619

Maruichi Steel Tube, Ltd.	9,300	207,166

MatsukiyoCocokara & Co.	7,300	249,864

Medipal Holdings Corp.	12,500	224,938

MEIJI Holdings Co., Ltd.	5,300	330,622

MISUMI Group, Inc.	7,800	253,047

Mitsubishi Chemical Holdings Corp.	50,700	397,700

Mitsubishi Corp.	14,300	485,520

Mitsubishi Electric Corp.	27,500	344,393

Mitsubishi Estate Co., Ltd.	60,800	875,667

Mitsubishi Gas Chemical Co., Inc.	14,200	272,005

Mitsubishi Heavy Industries, Ltd.	4,700	127,649

Mitsubishi Materials Corp.	12,200	217,630

Mitsubishi UFJ Financial Group, Inc.(6)	324,800	1,968,704

Mitsui & Co., Ltd.	18,200	453,824

Mitsui Chemicals, Inc.	10,600	283,493

Mitsui Fudosan Co., Ltd.	46,400	994,692

Mitsui Fudosan Logistics Park, Inc.(1)	42	206,858

Mizuho Financial Group, Inc.	73,180	991,296

MS&AD Insurance Group Holdings, Inc.	16,500	565,942

Murata Manufacturing Co., Ltd.	11,100	834,534

Nagoya Railroad Co., Ltd.(2)	11,400	180,018

NEC Corp.	6,600	257,488

Nexon Co., Ltd.	20,900	393,999

Nichirei Corp.	7,300	167,983

Nidec Corp.	6,100	540,642

13	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Nihon Kohden Corp.	9,200	$244,012

Nihon M&A Center Holdings, Inc.	8,600	135,392

Nintendo Co., Ltd.	3,300	1,617,137

Nippon Accommodations Fund, Inc.	55	297,782

Nippon Building Fund, Inc.	91	526,994

NIPPON EXPRESS HOLDINGS, INC.	2,500	148,159

Nippon Gas Co., Ltd.	11,100	155,335

Nippon Kayaku Co., Ltd.	17,700	175,982

Nippon Paint Holdings Co., Ltd.(1)	51,300	410,267

Nippon Paper Industries Co., Ltd.	10,000	101,328

Nippon Prologis REIT, Inc.	135	421,232

Nippon Shinyaku Co., Ltd.	4,300	281,094

Nippon Shokubai Co., Ltd.	3,500	164,823

Nippon Telegraph & Telephone Corp.	37,700	1,078,889

Nissan Motor Co., Ltd.(2)	58,500	309,616

Nissin Foods Holdings Co., Ltd.	5,000	354,663

Nitori Holdings Co., Ltd.	2,200	315,178

Nitto Denko Corp.	6,600	513,873

NOF Corp.	4,300	196,898

Nomura Research Institute, Ltd.	11,600	406,068

NTT Data Corp.	20,600	394,917

Obic Co., Ltd.	1,700	280,877

Odakyu Electric Railway Co., Ltd.(1)	5,100	90,121

Oji Holdings Corp.	48,300	257,105

Omron Corp.	4,700	343,615

Ono Pharmaceutical Co., Ltd.	19,100	463,207

Oracle Corp. Japan	1,900	142,102

Oriental Land Co., Ltd.	3,700	644,108

Osaka Gas Co., Ltd.	39,200	666,650

Otsuka Corp.	4,400	178,538

Otsuka Holdings Co., Ltd.	16,800	573,171

Pan Pacific International Holdings Corp.	14,900	200,537

PeptiDream, Inc.(2)	5,800	104,126

Pigeon Corp.	8,000	155,933

Rakuten Group, Inc.	18,600	161,362

Relo Group, Inc.	14,400	259,870

Resona Holdings, Inc.	91,700	394,075

Ricoh Co., Ltd.	25,600	216,177

Rinnai Corp.	1,700	151,818

ROHM Co., Ltd.	3,200	269,559

Rohto Pharmaceutical Co., Ltd.	10,000	276,163

Ryohin Keikaku Co., Ltd.	9,000	129,234

Santen Pharmaceutical Co., Ltd.	16,700	189,615

Sawai Group Holdings Co., Ltd.	3,400	128,696

SECOM Co., Ltd.	3,600	253,491

Sekisui House Reit, Inc.	380	258,824

Security	Shares	Value

Japan (continued)

Sekisui House, Ltd.(1)	16,000	$324,163

Seven Bank, Ltd.	101,900	215,357

SG Holdings Co., Ltd.	11,400	242,002

Shikoku Electric Power Co., Inc.	45,400	315,595

Shimadzu Corp.	7,900	285,046

Shimano, Inc.	1,800	403,636

Shimizu Corp.	15,300	101,874

Shin-Etsu Chemical Co., Ltd.	12,300	2,057,904

Shizuoka Bank, Ltd. (The)	47,100	370,087

Showa Denko K.K.(1)	12,600	261,750

SMC Corp.	700	390,433

SoftBank Corp.	51,900	650,611

Sony Group Corp.	14,700	1,644,466

Square Enix Holdings Co., Ltd.	7,100	348,169

Sumitomo Corp.	15,000	231,831

Sumitomo Mitsui Financial Group, Inc.	38,000	1,368,796

Sumitomo Mitsui Trust Holdings, Inc.	13,900	480,678

Sumitomo Osaka Cement Co., Ltd.	4,000	122,662

Sumitomo Realty & Development Co., Ltd.	21,300	659,026

Suntory Beverage & Food, Ltd.	6,700	257,271

Suzuken Co., Ltd.	5,100	151,370

Sysmex Corp.	4,900	466,435

Taisei Corp.	4,500	147,515

Taisho Pharmaceutical Holdings Co., Ltd.	4,000	196,449

Taiyo Yuden Co., Ltd.	3,600	174,856

Takashimaya Co., Ltd.	12,400	117,756

TEIJIN, Ltd.	12,200	153,802

Terumo Corp.	19,600	715,475

TIS, Inc.	8,700	228,816

Tobu Railway Co., Ltd.	9,300	217,836

Toho Co., Ltd.	9,300	360,260

Toho Gas Co., Ltd.(1)	10,100	276,041

Tohoku Electric Power Co., Inc.	55,600	391,640

Tokai Carbon Co., Ltd.	18,400	190,839

Tokio Marine Holdings, Inc.	19,000	1,133,799

Tokyo Gas Co., Ltd.	33,700	680,462

Tokyo Ohka Kogyo Co., Ltd.	4,000	236,947

Tokyu Corp.	9,800	130,221

Toppan, Inc.	7,900	150,274

Toshiba Corp.	6,400	265,024

Tosoh Corp.	20,400	319,188

TOTO, Ltd.	3,200	137,729

Toyo Suisan Kaisha, Ltd.	7,200	295,004

Toyota Industries Corp.	4,600	358,839

Toyota Motor Corp.	142,500	2,816,252

Trend Micro, Inc.	3,900	206,905

14	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Tsuruha Holdings, Inc.	2,400	$193,306

Unicharm Corp.	14,700	568,059

USS Co., Ltd.	8,100	132,198

Welcia Holdings Co., Ltd.	8,400	226,866

West Japan Railway Co.	4,300	180,186

Yakult Honsha Co., Ltd.	6,500	329,560

Yamaguchi Financial Group, Inc.	32,200	199,800

Yamato Holdings Co., Ltd.	6,600	140,542

Yamazaki Baking Co., Ltd.(1)	15,300	218,757

Z Holdings Corp.	120,000	609,440

Zeon Corp.	17,700	205,392

ZOZO, Inc.	8,300	221,174

		$89,918,123

Netherlands — 4.4%

ABN AMRO Bank NV(1)(4)	39,700	$637,148

Aegon NV(1)	114,300	644,823

ASML Holding NV	5,928	4,015,002

ASR Nederland NV	12,100	562,597

Boskalis Westminster NV	12,178	344,758

Corbion NV	20,000	835,069

CureVac NV(1)(2)	2,600	50,206

Euronext NV(4)	7,000	674,886

Flow Traders NV(4)	7,300	283,132

IMCD NV	2,576	443,123

Intertrust NV(1)(2)(4)	19,500	423,900

JDE Peet’s NV(1)	36,560	1,094,757

Just Eat Takeaway.com NV(2)(4)	2,700	133,328

Koninklijke Ahold Delhaize NV	77,272	2,505,514

Koninklijke DSM NV	13,608	2,550,961

Koninklijke KPN NV	746,650	2,462,830

Koninklijke Philips NV	63,457	2,110,788

Koninklijke Vopak NV	13,000	446,041

NN Group NV	20,550	1,150,022

NSI NV	5,968	247,475

PostNL NV	71,792	307,537

Prosus NV	28,673	2,385,475

SBM Offshore NV	42,517	672,887

Signify NV(4)	11,700	619,736

Universal Music Group NV	57,500	1,419,625

Van Lanschot Kempen NV	2,900	73,054

Vastned Retail NV	7,610	213,021

Wolters Kluwer NV	15,395	1,566,881

		$28,874,576

Security	Shares	Value

New Zealand — 1.0%

a2 Milk Co., Ltd. (The)(2)	138,464	$510,587

Argosy Property, Ltd.	144,849	142,513

Auckland International Airport, Ltd.(2)	145,752	691,870

Contact Energy, Ltd.	53,366	276,635

Fisher & Paykel Healthcare Corp., Ltd.	29,761	547,559

Fletcher Building, Ltd.	202,321	860,487

Genesis Energy, Ltd.	38,800	68,274

Goodman Property Trust	179,900	294,248

Heartland Group Holdings, Ltd.	183,499	285,735

Infratil, Ltd.	32,081	160,104

Kathmandu Holdings, Ltd.	154,315	142,742

Mercury NZ, Ltd.	54,400	200,003

Precinct Properties New Zealand, Ltd.	265,100	281,661

Pushpay Holdings, Ltd.(2)	115,268	82,706

Restaurant Brands New Zealand, Ltd.(1)(2)	19,660	187,683

SKYCITY Entertainment Group, Ltd.	231,739	416,426

Spark New Zealand, Ltd.	258,931	740,059

Volpara Health Technologies, Ltd.(1)(2)	68,123	45,299

Xero, Ltd.(2)	6,814	551,971

Z Energy, Ltd.	168,235	393,491

		$6,880,053

Norway — 2.3%

ArcticZymes Technologies ASA(1)(2)	15,700	$156,097

Atea ASA(2)	48,489	821,194

Bergenbio ASA(1)(2)	25,475	53,050

Borregaard ASA	27,054	636,315

DHT Holdings, Inc.	13,700	66,856

DNB Bank ASA	54,951	1,307,844

Entra ASA(4)	58,483	1,288,045

Equinor ASA	53,389	1,471,818

Europris ASA(4)	82,000	612,470

Fjordkraft Holding ASA(4)	18,200	77,603

Frontline, Ltd.(1)(2)	20,000	131,659

Gjensidige Forsikring ASA	16,200	395,709

Golar LNG, Ltd.(2)	17,900	256,865

Kongsberg Gruppen ASA	25,020	758,258

Mowi ASA	40,150	985,438

Nordic American Tankers, Ltd.(1)	20,400	31,620

Nordic Nanovector ASA(1)(2)	44,014	67,608

Opera, Ltd. ADR(2)	61,800	399,846

Orkla ASA	75,100	717,686

Sbanken ASA(4)	7,500	79,325

Scatec ASA(4)	40,263	594,685

Schibsted ASA, Class A	4,900	145,161

Schibsted ASA, Class B	6,500	170,339

15	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Norway (continued)

SFL Corp, Ltd.	7,300	$59,860

SpareBank 1 SMN	14,400	238,478

Telenor ASA	56,200	928,791

Tomra Systems ASA	17,800	889,913

Veidekke ASA	20,997	313,845

Yara International ASA	27,206	1,396,969

		$15,053,347

Portugal — 1.2%

Banco Comercial Portugues S.A.(1)(2)	6,312,453	$1,072,702

Corticeira Amorim SGPS S.A.	27,338	314,401

CTT-Correios de Portugal S.A.	124,656	608,972

EDP Renovaveis S.A.	3,900	81,984

EDP-Energias de Portugal S.A.	211,095	1,080,619

Galp Energia SGPS S.A., Class B	123,229	1,358,757

Jeronimo Martins SGPS S.A.	66,921	1,608,182

Navigator Co. S.A. (The)	272,919	1,029,596

NOS SGPS S.A.	186,548	735,188

REN - Redes Energeticas Nacionais SGPS S.A.	29,300	83,540

		$7,973,941

Singapore — 2.3%

AEM Holdings, Ltd.	49,600	$166,753

Ascendas Real Estate Investment Trust	109,000	223,542

BW LPG, Ltd.(4)	9,091	49,040

CapitaLand Integrated Commercial Trust	240,410	346,598

CapitaLand Investment, Ltd.(2)	159,500	409,256

China Aviation Oil Singapore Corp, Ltd.	96,100	66,635

ComfortDelGro Corp., Ltd.	337,300	340,582

Flex, Ltd.(2)	70,700	1,143,926

Frasers Centrepoint Trust	56,900	95,525

Genting Singapore, Ltd.	1,170,700	639,720

Haw Par Corp, Ltd.	20,500	176,649

Jardine Cycle & Carriage, Ltd.	13,800	207,460

Keppel Corp., Ltd.	149,500	630,323

Keppel DC REIT	92,156	146,288

Keppel Infrastructure Trust	801,185	332,420

Keppel REIT	110,000	91,679

Manulife US Real Estate Investment Trust	113,000	73,050

Mapletree Commercial Trust	83,109	111,243

Mapletree Industrial Trust	71,610	133,396

Mapletree Logistics Trust	154,800	194,819

Nanofilm Technologies International, Ltd.(1)	31,300	66,081

Oversea-Chinese Banking Corp., Ltd.	118,100	1,099,306

Parkway Life Real Estate Investment Trust	33,400	118,787

Security	Shares	Value

Singapore (continued)

Raffles Medical Group, Ltd.	220,700	$209,551

Sembcorp Industries, Ltd.	141,300	239,968

Sheng Siong Group, Ltd.	269,200	297,488

Singapore Airlines, Ltd.(1)(2)	139,000	518,485

Singapore Exchange, Ltd.	57,600	398,694

Singapore Post, Ltd.	292,300	137,932

Singapore Press Holdings, Ltd.	563,700	972,356

Singapore Technologies Engineering, Ltd.	186,800	519,203

Singapore Telecommunications, Ltd.(3)	84,700	154,755

Singapore Telecommunications, Ltd.(3)	464,300	841,880

SPH REIT	158,700	113,071

StarHub, Ltd.	360,700	344,899

Suntec Real Estate Investment Trust	89,800	101,418

UMS Holdings, Ltd.	140,625	126,259

United Overseas Bank, Ltd.	48,900	1,092,849

UOL Group, Ltd.	19,600	106,290

Venture Corp., Ltd.	48,100	630,194

Wilmar International, Ltd.	579,300	1,842,859

		$15,511,229

Spain — 4.6%

Acerinox S.A.	74,810	$953,321

Aena SME S.A.(2)(4)	7,571	1,223,342

Almirall S.A.	49,275	634,228

Amadeus IT Group S.A.(2)	53,750	3,695,861

Banco Santander S.A.	545,973	1,914,510

Bankinter S.A.	54,252	318,145

CaixaBank S.A.	172,666	555,532

Cellnex Telecom S.A.(4)	62,084	2,815,235

Cia de Distribucion Integral Logista Holdings S.A.	26,697	540,134

Ebro Foods S.A.(1)	36,000	667,109

Enagas S.A.	18,800	406,495

Faes Farma S.A.	93,739	361,342

Fluidra S.A.	17,023	542,048

Gestamp Automocion S.A.(4)	28,900	130,198

Global Dominion Access S.A.(4)	31,250	154,362

Grifols S.A.(1)	67,900	1,197,370

Grupo Catalana Occidente S.A.	2,596	87,553

Iberdrola S.A.	3,549	40,508

Iberdrola S.A.	212,933	2,441,290

Indra Sistemas S.A.(2)	10,400	105,968

Industria de Diseno Textil S.A.	95,075	2,883,567

Laboratorios Farmaceuticos Rovi S.A.	6,200	455,227

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(1)	94,840	170,247

Mapfre S.A.	148,417	322,331

16	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)

Merlin Properties Socimi S.A.	187,800	$2,122,981

Neinor Homes S.A.(2)(4)	10,000	121,738

Pharma Mar S.A.(1)	3,500	220,285

Red Electrica Corp. S.A.	26,578	535,765

Repsol S.A.	292,266	3,714,000

Siemens Gamesa Renewable Energy S.A.(2)	25,400	549,602

Tecnicas Reunidas S.A.(1)(2)	17,706	158,761

Viscofan S.A.	5,805	352,003

Zardoya Otis S.A.	30,400	241,068

		$30,632,126

Sweden — 4.3%

AcadeMedia AB(4)	7,500	$43,540

Alfa Laval AB	6,950	234,779

Arjo AB, Class B	29,560	295,420

Assa Abloy AB, Class B	16,810	460,293

Atlas Copco AB, Class A	7,600	449,814

Atrium Ljungberg AB, Class B	7,700	166,660

Attendo AB(2)(4)	51,800	182,566

Avanza Bank Holding AB	19,760	625,177

Axfood AB	29,387	748,588

Betsson AB(2)	23,476	131,354

BHG Group AB(1)(2)	4,300	41,218

BICO Group AB(2)	2,700	53,910

Bilia AB, Class A	7,790	116,912

BillerudKorsnas AB	45,811	728,394

BioGaia AB, Class B	4,249	231,011

Boozt AB(1)(2)(4)	3,300	62,026

Camurus AB(1)(2)	3,700	53,043

Castellum AB	23,939	563,853

Catena AB	3,800	215,702

Cibus Nordic Real Estate AB	7,400	203,814

Dios Fastigheter AB	19,400	215,964

Dometic Group AB(4)	13,100	145,113

Dustin Group AB(4)	10,600	108,848

Electrolux AB, Series B(1)	11,000	228,879

Embracer Group AB(1)(2)	41,890	420,296

Epiroc AB, Class A	7,626	162,732

Epiroc AB, Class B	11,200	202,707

Essity AB, Class B	62,085	1,750,200

Evolution AB(4)	7,898	982,646

Fabege AB	29,218	435,929

Fingerprint Cards AB, Class B(1)(2)	205,863	412,030

Getinge AB, Class B	19,600	766,273

Hansa Biopharma AB(2)	4,500	35,886

Holmen AB, Class B	20,516	996,456

Security	Shares	Value

Sweden (continued)

Hufvudstaden AB, Class A	16,200	$231,367

Husqvarna AB, Class B	4,470	62,151

Industrivarden AB, Class A	5,061	159,988

Indutrade AB	9,447	235,020

Investor AB	12,800	291,191

Investor AB, Class B	37,600	816,368

JM AB	7,000	265,134

Karo Pharma AB(2)	29,600	189,965

Lifco AB, Class B	10,000	234,402

Lundin Energy AB	29,152	1,185,550

MIPS AB	1,100	109,366

Mycronic AB(1)	26,942	551,247

NCC AB, Class B	6,000	99,191

Nibe Industrier AB, Class B	17,992	171,006

Nobia AB	10,000	54,642

Paradox Interactive AB(1)	8,600	178,246

RaySearch Laboratories AB(1)(2)	11,321	56,134

Saab AB, Class B	4,437	105,219

Sagax AB, Class B	3,668	107,070

Samhallsbyggnadsbolaget i Norden AB(1)	42,000	137,304

Sandvik AB	8,000	210,676

Sectra AB, Class B, Redemption Shares(1)	17,315	285,209

Securitas AB, Class B	12,200	147,355

Sinch AB(2)(4)	29,400	302,259

Skanska AB, Class B	9,000	220,346

SkiStar AB	4,900	75,449

Spotify Technology S.A.(2)	6,700	1,314,942

Stillfront Group AB(1)(2)	27,900	135,799

Svenska Cellulosa AB SCA, Class B	94,964	1,653,668

Svenska Handelsbanken AB, Class A	82,000	873,920

Swedbank AB, Class A	22,300	436,594

Swedish Orphan Biovitrum AB(2)	22,039	433,252

Tele2 AB, Class B	46,720	679,779

Telefonaktiebolaget LM Ericsson, Class B	140,700	1,756,793

Telia Co. AB(1)	130,400	513,958

Tethys Oil AB	12,500	91,508

Thule Group AB(4)	4,200	202,719

Vitrolife AB	8,300	341,316

Wallenstam AB, Class B	24,800	390,318

Wihlborgs Fastigheter AB	18,900	390,754

		$28,169,208

Switzerland — 8.7%

Allreal Holding AG	2,788	$604,943

ALSO Holding AG(2)	1,366	384,420

Baloise Holding AG	3,668	642,547

17	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)

Banque Cantonale Vaudoise	4,280	$353,886

Belimo Holding AG	1,180	651,620

BKW AG	1,566	186,817

Bucher Industries AG	401	184,634

Bystronic AG	75	98,572

Cembra Money Bank AG	3,380	232,473

Cie Financiere Richemont S.A.	47,865	6,956,402

Comet Holding AG	1,879	599,432

Daetwyler Holding AG, Bearer Shares	493	193,579

DKSH Holding AG	6,642	532,545

dormakaba Holding AG	707	404,826

Ems-Chemie Holding AG	997	1,008,447

Forbo Holding AG	201	388,045

Galenica AG(4)	5,783	408,418

Geberit AG	1,491	1,013,030

Givaudan S.A.	558	2,311,752

Gurit Holding AG	178	276,876

Helvetia Holding AG	4,114	517,280

Huber+Suhner AG	3,060	278,589

Inficon Holding AG	428	522,786

Interroll Holding AG	40	169,304

Intershop Holding AG	234	154,548

Kuehne & Nagel International AG	2,083	588,212

Landis+Gyr Group AG(2)	5,524	364,349

LEM Holding S.A.	136	340,288

Logitech International S.A.	24,232	2,036,203

Mobimo Holding AG	949	310,547

Nestle S.A.	60,640	7,830,946

Novartis AG	32,851	2,854,407

Partners Group Holding AG	914	1,274,297

Roche Holding AG PC	9,751	3,773,629

Roche Holding AG, Bearer Shares	1,301	535,747

Schindler Holding AG	1,944	487,697

Schindler Holding AG PC	2,895	726,598

Schweiter Technologies AG	220	291,824

SFS Group AG	1,137	165,886

SGS S.A.	348	992,347

Siegfried Holding AG(2)	376	304,418

SIG Combibloc Group AG(2)	20,416	474,343

Sika AG	9,402	3,289,516

Stadler Rail AG(1)	9,144	435,132

Swatch Group AG (The)	3,207	935,553

Swiss Life Holding AG	1,125	724,061

Swiss Prime Site AG	12,674	1,253,160

Swisscom AG	3,050	1,743,303

Tecan Group AG	681	331,111

Security	Shares	Value

Switzerland (continued)

u-blox Holding AG(2)	3,125	$222,836

UBS Group AG	93,192	1,728,669

Valiant Holding AG	3,200	323,192

Valora Holding AG(2)	1,474	286,508

VAT Group AG(4)	1,537	626,800

Vontobel Holding AG	5,350	443,416

Zur Rose Group AG(2)	1,100	269,275

Zurich Insurance Group AG	5,566	2,662,264

		$57,702,305

United Kingdom — 9.2%

3i Group PLC	23,056	$429,390

abrdn PLC	48,718	159,327

Admiral Group PLC	5,900	250,872

Assura PLC	231,800	209,657

AstraZeneca PLC	25,400	2,954,730

Atlantica Sustainable Infrastructure PLC(1)	7,100	231,673

Auto Trader Group PLC(4)	65,800	596,256

Avast PLC(4)	84,100	695,332

Aviva PLC	80,319	474,203

B&M European Value Retail S.A.	40,600	310,899

BAE Systems PLC	53,000	414,765

Bellway PLC	5,400	207,787

Berkeley Group Holdings PLC	4,063	231,875

Big Yellow Group PLC	13,089	264,101

BP PLC	629,500	3,263,279

British American Tobacco PLC	26,500	1,131,417

BT Group PLC	536,600	1,421,277

Bunzl PLC	6,100	228,488

Burberry Group PLC	9,000	228,320

Cazoo Group, Ltd.(2)	13,798	65,403

Centamin PLC	159,300	191,977

Civitas Social Housing PLC	80,000	104,004

Compass Group PLC	48,700	1,106,835

Countryside Partnerships PLC(2)(4)	32,015	133,520

Croda International PLC	5,987	646,584

Derwent London PLC	8,000	369,653

Diploma PLC	3,800	142,626

Direct Line Insurance Group PLC	42,288	174,317

Domino’s Pizza Group PLC	39,048	204,711

Electrocomponents PLC	17,859	270,400

Essentra PLC	29,000	135,142

Experian PLC	18,238	761,763

Farfetch, Ltd., Class A(2)	4,400	95,524

Ferguson PLC	3,745	589,053

Fresnillo PLC	32,200	272,889

18	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

G4S PLC(2)	65,386	$215,447

Games Workshop Group PLC	1,807	193,742

GlaxoSmithKline PLC	113,400	2,530,633

Grainger PLC	69,506	283,061

Great Portland Estates PLC	23,683	245,378

Greggs PLC	7,435	269,647

Halma PLC	30,280	1,026,300

Hikma Pharmaceuticals PLC	9,900	278,122

Hill & Smith Holdings PLC	9,718	196,760

Hiscox, Ltd.	11,000	144,588

HomeServe PLC	10,900	112,350

Howden Joinery Group PLC	23,000	253,746

HSBC Holdings PLC	268,700	1,912,429

Ibstock PLC(4)	66,300	177,660

IG Group Holdings PLC	14,640	161,169

IMI PLC	12,880	287,775

Imperial Brands PLC	25,000	592,746

Inchcape PLC	19,600	223,503

Intertek Group PLC	4,100	297,539

J Sainsbury PLC	46,200	181,545

Kainos Group PLC	13,600	279,591

Kingfisher PLC	47,900	214,801

Land Securities Group PLC	51,600	554,207

Lloyds Banking Group PLC	1,173,520	814,389

London Stock Exchange Group PLC	4,413	432,092

LondonMetric Property PLC	90,700	326,799

LXi REIT PLC	62,400	123,801

Manchester United PLC, Class A(1)	9,700	133,181

Marks & Spencer Group PLC(2)	83,100	245,927

Marshalls PLC	23,600	224,701

Micro Focus International PLC ADR	50,400	306,936

Mondi PLC	19,940	498,882

Moneysupermarket.com Group PLC	34,300	87,653

National Grid PLC	188,316	2,755,612

Natwest Group PLC	146,005	479,886

NCC Group PLC	72,058	185,394

Next PLC	3,900	397,354

Nomad Foods, Ltd.(2)	11,900	307,020

Ocado Group PLC(2)	12,900	262,845

Pearson PLC	61,614	514,443

Pennon Group PLC	32,533	476,693

Persimmon PLC	9,800	319,279

Phoenix Group Holdings PLC	17,800	159,353

Primary Health Properties PLC	175,969	341,279

QinetiQ Group PLC	19,500	70,768

Reckitt Benckiser Group PLC	11,400	923,652

Security	Shares	Value

United Kingdom (continued)

RELX PLC	26,380	$811,459

Renishaw PLC	4,500	277,874

Rentokil Initial PLC	39,000	273,107

Rightmove PLC	66,300	584,334

Rio Tinto PLC	27,400	1,931,298

Rotork PLC	45,595	209,560

Royal Mail PLC	29,400	175,684

Safestore Holdings PLC	19,133	328,042

Sage Group PLC (The)	100,200	979,152

Savills PLC	14,162	258,070

Segro PLC	63,853	1,125,712

Serco Group PLC	78,000	141,095

Severn Trent PLC	24,400	947,312

Shaftesbury PLC	30,747	258,170

Shell PLC	128,270	3,295,091

Sirius Real Estate, Ltd.	111,884	195,562

Softcat PLC	18,500	409,917

Spectris PLC	13,500	616,054

Spirax-Sarco Engineering PLC	1,720	310,040

Spirent Communications PLC	89,600	299,223

St. James’s Place PLC	9,400	194,039

Standard Chartered PLC	38,500	280,386

Taylor Wimpey PLC	90,000	184,640

Telecom Plus PLC	12,700	257,327

THG PLC(2)	14,500	25,847

Tritax Big Box REIT PLC	152,000	487,561

UK Commercial Property REIT, Ltd.	77,300	85,485

Unilever PLC(3)	17,280	886,150

Unilever PLC(3)	25,541	1,304,564

United Utilities Group PLC	65,000	937,682

Vistry Group PLC	14,949	207,263

Vodafone Group PLC	1,379,000	2,421,337

		$60,687,764

Total Common Stocks (identified cost $561,629,251)		$659,754,647

Rights(2) — 0.0%(7)
Security	Shares	Value

LXi REIT PLC, Exp. 2/8/22	7,488	$504

Total Rights (identified cost $0)		$504

19	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Portfolio of Investments — continued

Warrants(2) — 0.0%
Security	Shares	Value

Webuild SpA, Exp. 8/2/30(1)	15,093	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.6%

Affiliated Fund — 0.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(8)	911,012	$910,921

Total Affiliated Fund (identified cost $910,921)		$910,921

Securities Lending Collateral — 1.5%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(9)	9,918,598	$9,918,598

Total Securities Lending Collateral (identified cost $9,918,598)		$9,918,598

Total Short-Term Investments (identified cost $10,829,519)		$10,829,519

Total Investments — 101.2% (identified cost $572,458,770)		$670,584,670

Other Assets, Less Liabilities — (1.2)%		$(8,146,807)

Net Assets — 100.0%		$662,437,863

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2022. The aggregate market value of securities on loan at January 31, 2022 was $26,964,704.

(2)	Non-income producing security.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $26,744,304 or 4.0% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(7)	Amount is less than 0.05%.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	12.1%	$80,215,470

Industrials	11.0	72,606,852

Consumer Discretionary	9.9	65,918,757

Consumer Staples	9.9	65,350,036

Health Care	9.3	61,611,391

Information Technology	9.2	60,783,330

Materials	9.1	60,540,259

Communication Services	8.4	55,978,935

Real Estate	8.1	53,384,230

Utilities	6.7	44,082,481

Energy	5.9	39,283,410

Short-Term Investments	1.6	10,829,519

Total Investments	101.2%	$670,584,670

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

20	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Statement of Assets and Liabilities

Assets	January 31, 2022

Unaffiliated investments, at value including $26,964,704 of securities on loan (identified cost, $569,924,510)	$667,705,045

Affiliated investments, at value (identified cost, $2,534,260)	2,879,625

Foreign currency, at value (identified cost, $1,815,293)	1,792,624

Dividends receivable	521,960

Dividends receivable from affiliated investments	149

Receivable for Fund shares sold	973,417

Securities lending income receivable	24,757

Tax reclaims receivable	1,138,992

Receivable from affiliates	23,347

Total assets	$675,059,916

Liabilities

Collateral for securities loaned	$9,918,598

Payable for investments purchased	87,160

Payable for Fund shares redeemed	2,095,576

Payable to affiliates:

Investment adviser and administration fee	231,995

Distribution and service fees	25,833

Accrued expenses	262,891

Total liabilities	$12,622,053

Net Assets	$662,437,863

Sources of Net Assets

Paid-in capital	$564,071,993

Distributable earnings	98,365,870

Net Assets	$662,437,863

Class A Shares

Net Assets	$99,422,588

Shares Outstanding	6,639,444

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.97

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$15.88

Institutional Class Shares

Net Assets	$417,558,785

Shares Outstanding	27,735,054

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.06

Class R Shares

Net Assets	$9,157,011

Shares Outstanding	617,599

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.83

Class R6 Shares

Net Assets	$136,299,479

Shares Outstanding	9,063,729

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.04
On sales of $50,000 or more, the offering price of Class A shares is reduced.

21	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Statement of Operations

Investment Income	Year Ended January 31, 2022

Dividends (net of foreign taxes, $2,316,957)	$21,370,909

Dividends from affiliated investments (net of foreign taxes, $7,596)	70,294

Securities lending income, net	684,362

Other income	147,000

Total investment income	$22,272,565

Expenses

Investment adviser and administration fee	$2,896,109

Distribution and service fees

Class A	287,236

Class R	33,382

Trustees’ fees and expenses	35,065

Custodian fee	276,741

Transfer and dividend disbursing agent fees	380,886

Legal and accounting services	53,650

Printing and postage	37,295

Registration fees	84,640

Miscellaneous	115,180

Total expenses	$4,200,184

Deduct —

Allocation of expenses to affiliates	$293,233

Total expense reductions	$293,233

Net expenses	$3,906,951

Net investment income	$18,365,614

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $14,274)	$24,839,802

Investment transactions — affiliated investments	(58)

Foreign currency transactions	(184,313)

Net realized gain	$24,655,431

Change in unrealized appreciation (depreciation) —

Investments	$(5,025,988)

Investments — affiliated investments	260,355

Foreign currency	(93,170)

Net change in unrealized appreciation (depreciation)	$(4,858,803)

Net realized and unrealized gain	$19,796,628

Net increase in net assets from operations	$38,162,242

22	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2022	2021

From operations —

Net investment income	$18,365,614	$11,614,460

Net realized gain (loss)	24,655,431	(1,499,077)

Net change in unrealized appreciation (depreciation)	(4,858,803)	48,311,534

Net increase in net assets from operations	$38,162,242	$58,426,917

Distributions to shareholders —

Class A	$(4,607,356)	$(1,549,610)

Institutional Class	(20,499,938)	(6,125,067)

Class R	(425,350)	(64,563)

Class R6	(7,403,478)	(2,442,274)

Total distributions to shareholders	$(32,936,122)	$(10,181,514)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$21,875,503	$44,397,162

Institutional Class	95,915,678	139,733,312

Class R	5,547,999	1,563,824

Class R6	39,243,788	68,788,701

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,591,939	1,543,298

Institutional Class	19,789,096	5,899,391

Class R	425,339	64,560

Class R6	7,403,478	2,442,274

Cost of shares redeemed

Class A	(42,466,480)	(47,308,228)

Institutional Class	(100,003,980)	(130,778,358)

Class R	(1,483,932)	(794,029)

Class R6	(62,268,969)	(44,347,344)

Net increase (decrease) in net assets from Fund share transactions	$(11,430,541)	$41,204,563

Net increase (decrease) in net assets	$(6,204,421)	$89,449,966

Net Assets

At beginning of year	$668,642,284	$579,192,318

At end of year	$662,437,863	$668,642,284

23	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Financial Highlights

	Class A

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.890	$13.670	$12.560	$14.350	$11.570

Income (Loss) From Operations

Net investment income(1)	$0.378	$0.249	$0.298	$0.301	$0.272

Net realized and unrealized gain (loss)	0.405	1.175	1.144	(1.700)	2.869

Total income (loss) from operations	$0.783	$1.424	$1.442	$(1.399)	$3.141

Less Distributions

From net investment income	$(0.425)	$(0.195)	$(0.277)	$(0.211)	$(0.361)

From net realized gain	(0.278)	(0.009)	(0.055)	(0.180)	—

Total distributions	$(0.703)	$(0.204)	$(0.332)	$(0.391)	$(0.361)

Net asset value — End of year	$14.970	$14.890	$13.670	$12.560	$14.350

Total Return(2)(3)	5.18%	10.35%	11.53%	(9.73)%	27.29%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$99,423	$113,340	$103,801	$65,056	$59,858

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.36%	1.90%	2.24%	2.27%	2.06%

Portfolio Turnover	22%	16%	27%	30%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

24	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Financial Highlights — continued

	Institutional Class

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.980	$13.740	$12.610	$14.410	$11.610

Income (Loss) From Operations

Net investment income(1)	$0.414	$0.279	$0.297	$0.310	$0.312

Net realized and unrealized gain (loss)	0.414	1.196	1.194	(1.689)	2.874

Total income (loss) from operations	$0.828	$1.475	$1.491	$(1.379)	$3.186

Less Distributions

From net investment income	$(0.470)	$(0.226)	$(0.306)	$(0.241)	$(0.386)

From net realized gain	(0.278)	(0.009)	(0.055)	(0.180)	—

Total distributions	$(0.748)	$(0.235)	$(0.361)	$(0.421)	$(0.386)

Net asset value — End of year	$15.060	$14.980	$13.740	$12.610	$14.410

Total Return(2)(3)	5.45%	10.75%	11.79%	(9.53)%	27.60%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$417,559	$400,149	$359,605	$151,107	$86,446

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	2.57%	2.11%	2.21%	2.35%	2.36%

Portfolio Turnover	22%	16%	27%	30%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

25	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Financial Highlights — continued

	Class R

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.790	$13.590	$12.490	$14.290	$11.530

Income (Loss) From Operations

Net investment income(1)	$0.290	$0.204	$0.237	$0.231	$0.259

Net realized and unrealized gain (loss)	0.451	1.180	1.172	(1.657)	2.827

Total income (loss) from operations	$0.741	$1.384	$1.409	$(1.426)	$3.086

Less Distributions

From net investment income	$(0.423)	$(0.175)	$(0.254)	$(0.194)	$(0.326)

From net realized gain	(0.278)	(0.009)	(0.055)	(0.180)	—

Total distributions	$(0.701)	$(0.184)	$(0.309)	$(0.374)	$(0.326)

Net asset value — End of year	$14.830	$14.790	$13.590	$12.490	$14.290

Total Return(2)(3)	4.93%	10.20%	11.25%	(9.96)%	26.90%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,157	$5,082	$3,713	$1,939	$1,167

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	1.83%	1.55%	1.79%	1.77%	1.98%

Portfolio Turnover	22%	16%	27%	30%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

26	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Financial Highlights — continued

	Class R6

	Year Ended January 31,
	2022	2021	2020	2019	2018

Net asset value — Beginning of year	$14.960	$13.730	$12.600	$14.410	$11.610

Income (Loss) From Operations

Net investment income(1)	$0.421	$0.275	$0.342	$0.363	$0.319

Net realized and unrealized gain (loss)	0.416	1.198	1.155	(1.746)	2.875

Total income (loss) from operations	$0.837	$1.473	$1.497	$(1.383)	$3.194

Less Distributions

From net investment income	$(0.479)	$(0.234)	$(0.312)	$(0.247)	$(0.394)

From net realized gain	(0.278)	(0.009)	(0.055)	(0.180)	—

Total distributions	$(0.757)	$(0.243)	$(0.367)	$(0.427)	$(0.394)

Net asset value — End of year	$15.040	$14.960	$13.730	$12.600	$14.410

Total Return(2)(3)	5.51%	10.75%	11.85%	(9.56)%	27.67%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$136,299	$150,071	$112,074	$91,371	$109,225

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	2.61%	2.07%	2.56%	2.72%	2.42%

Portfolio Turnover	22%	16%	27%	30%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

27	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Institutional Class, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended January 31, 2022, the Fund received $147,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

28

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2022 and January 31, 2021 was as follows:

	Year Ended January 31,
	2022	2021

Ordinary income	$27,232,795	$9,972,146

Long-term capital gains	$5,703,327	$209,368

During the year ended January 31, 2022, distributable earnings was decreased by $3,259,412 and paid-in capital was increased by $3,259,412 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

29

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

As of January 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$910,226

Undistributed long-term capital gains	6,653,291

Net unrealized appreciation	90,802,353

Distributable earnings	$98,365,870

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$579,762,627

Gross unrealized appreciation	$134,721,248

Gross unrealized depreciation	(43,899,205)

Net unrealized appreciation	$90,822,043

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.400%

$1 billion but less than $2.5 billion	0.375%

$2.5 billion but less than $5 billion	0.360%

$5 billion and over	0.350%

For the year ended January 31, 2022, the investment adviser and administration fee amounted to $2,896,109 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM and Parametric were allocated $293,233 in total of the Fund’s operating expenses for the year ended January 31, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2022, EVM earned $23,013 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $358 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2022. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in

30

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2022 amounted to $287,236 for Class A shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2022, the Fund paid or accrued to EVD $16,691 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2022 amounted to $16,691 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $154,518,691 and $174,996,548, respectively, for the year ended January 31, 2022.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Class A	2022	2021

Sales	1,370,825	3,721,595

Issued to shareholders electing to receive payments of distributions in Fund shares	301,111	104,777

Redemptions	(2,641,838)	(3,807,911)

Net increase (decrease)	(969,902)	18,461

	Year Ended January 31,
Institutional Class	2022	2021

Sales	5,961,417	10,891,613

Issued to shareholders electing to receive payments of distributions in Fund shares	1,291,716	397,595

Redemptions	(6,236,619)	(10,741,029)

Net increase	1,016,514	548,179

31

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

	Year Ended January 31,
Class R	2022	2021

Sales	339,855	125,033

Issued to shareholders electing to receive payments of distributions in Fund shares	28,168	4,415

Redemptions	(94,050)	(58,975)

Net increase	273,973	70,473

	Year Ended January 31,
Class R6	2022	2021

Sales	2,452,221	5,086,627

Issued to shareholders electing to receive payments of distributions in Fund shares	483,571	164,536

Redemptions	(3,901,210)	(3,383,215)

Net increase (decrease)	(965,418)	1,867,948

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2022.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At January 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $26,964,704 and $28,185,147, respectively. Collateral received was comprised of cash of $9,918,598 and U.S. government and/or agencies securities of $18,266,549. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

32

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2022.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$9,918,598	$—	$—	$—	$9,918,598

The carrying amount of the liability for collateral for securities loaned at January 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2022.

10  Investments in Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At January 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $2,879,625, which represents 0.4% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the year ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$260,355	$1,968,704	$68,360	324,800

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	5,041,104	76,803,263	(80,933,388)	(58)	—	910,921	1,934	911,012

Totals				$(58)	$260,355	$2,879,625	$70,294

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 3).

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Parametric

International Equity Fund

January 31, 2022

Notes to Financial Statements — continued

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$4,993,607	$195,887,455		$0	$200,881,062

Developed Europe	6,145,089	437,470,783		0	443,615,872

Developed Middle East	1,842,004	13,415,709		—	15,257,713

Total Common Stocks	$12,980,700	$646,773,947	**	$0	$659,754,647

Rights	$—	$504		$—	$504

Warrants	—	0		—	0

Short-Term Investments —

Affiliated Fund	—	910,921		—	910,921

Securities Lending Collateral	9,918,598	—		—	9,918,598

Total Investments	$22,899,298	$647,685,372		$0	$670,584,670

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2022 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

34

Parametric

International Equity Fund

January 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Parametric

International Equity Fund

January 31, 2022

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2022, the Fund designates approximately $15,837,297, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2022, the Fund paid foreign taxes of $1,399,743 and recognized foreign source income of $18,587,790.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2022, $15,223,016 or, if subsequently determined to be different, the net capital gain of such year.

36

Parametric

International Equity Fund

January 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

37

Parametric

International Equity Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

38

Parametric

International Equity Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.22

Parametric

Volatility Risk Premium - Defensive Fund

Annual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2022

Parametric

Volatility Risk Premium - Defensive Fund

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Despite several macro risks — new COVID-19 variants, rising inflation, supply-chain disruptions, interest rate increases — 2021 was generally a strong year for equity investments. The S&P 500® Index, a broad-based U.S. stock market benchmark, led the way with a 23.29% return during the 12-month period ended January 31, 2022, experiencing 66 new daily all-time highs along the way. For added perspective, from 2019 to 2021 the S&P 500® Index doubled in value, a feat not achieved since the late 1990s. While most global equity indexes posted robust returns during the period, emerging markets generally finished lower.

Meanwhile, fixed-income markets presented new challenges for investors. After the U.S. 10 Year Treasury rate dipped below 0.50% at the start of the pandemic, the rate increased another 60 basis points in 2021, closing above 1.50% by period-end. The increase in yield was driven almost entirely by increased inflation expectations, causing the U.S. Federal Reserve to speed up its expected pace of interest rate hikes.

For the period as a whole, the market experienced high option pricing despite strong equity activity, limited drawdowns, and relatively low volatility. The Cboe Volatility Index® averaged 19.7% against realized volatility of 13%, indicative of a robust volatility risk premium (6.7 volatility points) that was also persistently positive (at 97% of observations). These tailwinds have prevailed since COVID-19 caught the volatility market by surprise.

Fund Performance

For the 12-month period ended January 31, 2022, Parametric Volatility Risk Premium - Defensive Fund (the Fund) returned 14.22% for Institutional Class shares at net asset value (NAV), underperforming its primary benchmark, the Cboe S&P 500 BuyWrite IndexSM (the Index), which returned 17.35%. The Index is a passive covered call-writing benchmark. The Fund outperformed its secondary benchmark — a blend of 50% S&P 500® Index/50% ICE BofA 3-Month U.S. Treasury Bill Index (the Secondary Index) — which returned 11.32% during the period.

The Fund pursued its objective by investing in a base portfolio composed of an approximately equal mix of equity securities and U.S. Treasury bills. The Fund sells — or writes — call and put options on the S&P 500® Index, a broad-based U.S. stock market benchmark. Written call and put options are intended to harvest the volatility risk premium — or VRP — the difference between implied volatility and subsequent realized volatility, which has been historically positive and uncorrelated with other sources of returns.

The long equity securities held in the Fund were passively managed to reflect the S&P 500® Index, but actively managed to maximize after-tax results. Sampling techniques were used to help mitigate the tax impact on investors. For the period, equities contributed 11.4% to total Fund returns, while net option returns for written calls and puts contributed 3.1%. After a challenging first quarter in 2020, options produced seven consecutive profitable quarters, nearly recouping all the losses from that period. Treasury bills and cash equivalents detracted approximately 0.02% from relative Fund performance during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Performance2,3

Portfolio Manager(s) Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, CAIA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Institutional Class at NAV	02/09/2017	02/09/2017	14.22%	—	8.06%

Cboe S&P 500 BuyWrite IndexSM	—	—	17.35%	6.82%	6.70%
S&P 500® Index	—	—	23.29	16.77	16.54
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.04	1.13	1.14
Blended Index	—	—	11.32	9.03	8.92

% Total Annual Operating Expense Ratio[4]					Institutional Class

					0.47%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Fund Profile

Common Stock Sector Allocation (% of net assets)

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.8%

Microsoft Corp.	3.2

Amazon.com, Inc.	1.8

Alphabet, Inc., Class A	1.1

Meta Platforms, Inc., Class A	1.1

Alphabet, Inc., Class C	1.1

Tesla, Inc.	1.0

NVIDIA Corp.	1.0

Berkshire Hathaway, Inc., Class B	0.9

UnitedHealth Group, Inc.	0.7

Total	15.7%

See Endnotes and Additional Disclosures in this report.

4

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

Additional Information

Cboe Volatility Index® tracks the implied volatilities of a wide range of S&P 500® Index options.

Implied volatility refers to the market’s forecasted level of volatility going forward — one commonly used measure is the Cboe Volatility Index®, which looks 30 days ahead — whereas realized volatility refers to the level of volatility that actually occurred.

5

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,024.20	$2.45	0.48%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.79	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

6

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments

Common Stocks — 50.2%
Security	Shares	Value

Aerospace & Defense — 0.5%

Huntington Ingalls Industries, Inc.	7,395	$1,384,344

L3Harris Technologies, Inc.	8,081	1,691,273

Raytheon Technologies Corp.	24,180	2,180,794

		$5,256,411

Air Freight & Logistics — 0.2%

Expeditors International of Washington, Inc.	12,094	$1,384,521

United Parcel Service, Inc., Class B	1,477	298,664

		$1,683,185

Airlines — 0.2%

Alaska Air Group, Inc.(1)	22,140	$1,211,944

American Airlines Group, Inc.(1)	36,250	597,037

		$1,808,981

Auto Components — 0.1%

BorgWarner, Inc.	21,373	$937,206

		$937,206

Automobiles — 1.0%

Tesla, Inc.(1)	10,600	$9,929,232

		$9,929,232

Banks — 2.3%

Bank of America Corp.	121,030	$5,584,324

Citigroup, Inc.	43,544	2,835,585

Fifth Third Bancorp	30,206	1,348,094

Huntington Bancshares, Inc.	62,582	942,485

JPMorgan Chase & Co.	45,700	6,791,020

KeyCorp	65,132	1,632,208

People’s United Financial, Inc.	27,749	537,776

Regions Financial Corp.	63,482	1,456,277

Wells Fargo & Co.	28,420	1,528,996

		$22,656,765

Beverages — 0.9%

Brown-Forman Corp., Class B	10,034	$676,592

Coca-Cola Co. (The)	55,595	3,391,851

PepsiCo, Inc.	25,184	4,369,928

		$8,438,371

Security	Shares	Value

Biotechnology — 0.7%

AbbVie, Inc.	33,407	$4,573,084

Amgen, Inc.	10,618	2,411,773

		$6,984,857

Building Products — 0.2%

A.O. Smith Corp.	16,936	$1,294,249

Carrier Global Corp.	20,581	981,302

		$2,275,551

Capital Markets — 1.4%

Ameriprise Financial, Inc.	5,539	$1,685,573

CME Group, Inc.	5,902	1,354,509

Goldman Sachs Group, Inc. (The)	4,855	1,721,971

Invesco, Ltd.	97,310	2,205,045

MarketAxess Holdings, Inc.	2,934	1,010,704

Nasdaq, Inc.	8,689	1,557,156

S&P Global, Inc.	5,870	2,437,341

State Street Corp.	17,399	1,644,206

		$13,616,505

Chemicals — 0.8%

Celanese Corp.	1,716	$267,198

CF Industries Holdings, Inc.	13,525	931,467

FMC Corp.	9,977	1,101,162

Linde PLC	10,471	3,336,898

Sherwin-Williams Co. (The)	7,133	2,043,676

		$7,680,401

Commercial Services & Supplies — 0.2%

Republic Services, Inc.	12,257	$1,564,729

		$1,564,729

Communications Equipment — 0.5%

Arista Networks, Inc.(1)	5,360	$666,302

Cisco Systems, Inc.	57,164	3,182,320

F5, Inc.(1)	6,478	1,344,962

		$5,193,584

Construction & Engineering — 0.1%

Quanta Services, Inc.	10,636	$1,092,530

		$1,092,530

7	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Consumer Finance — 0.2%

Synchrony Financial	37,330	$1,589,885

		$1,589,885

Containers & Packaging — 0.4%

Avery Dennison Corp.	6,757	$1,388,023

Packaging Corp. of America	6,949	1,046,728

Sealed Air Corp.	14,789	1,004,469

		$3,439,220

Distributors — 0.2%

LKQ Corp.	25,800	$1,416,162

		$1,416,162

Diversified Financial Services — 0.9%

Berkshire Hathaway, Inc., Class B(1)	28,111	$8,799,305

		$8,799,305

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	27,766	$708,033

Verizon Communications, Inc.	73,536	3,914,321

		$4,622,354

Electric Utilities — 1.0%

Alliant Energy Corp.	24,864	$1,488,359

Duke Energy Corp.	12,308	1,293,079

Entergy Corp.	11,020	1,231,705

Evergy, Inc.	18,306	1,189,158

FirstEnergy Corp.	18,692	784,316

NextEra Energy, Inc.	39,985	3,123,628

Pinnacle West Capital Corp.	6,846	476,550

		$9,586,795

Electrical Equipment — 0.2%

Eaton Corp. PLC	13,064	$2,069,730

		$2,069,730

Electronic Equipment, Instruments & Components — 0.2%

TE Connectivity, Ltd.	12,454	$1,781,047

		$1,781,047

Entertainment — 0.7%

Netflix, Inc.(1)	7,509	$3,207,394

Security	Shares	Value

Entertainment (continued)

Walt Disney Co. (The)(1)	28,196	$4,031,182

		$7,238,576

Equity Real Estate Investment Trusts (REITs) — 1.4%

Alexandria Real Estate Equities, Inc.	7,796	$1,518,973

American Tower Corp.	8,699	2,187,798

Duke Realty Corp.	27,342	1,579,821

Equity Residential	19,332	1,715,328

Extra Space Storage, Inc.	8,065	1,598,402

Healthpeak Properties, Inc.	42,363	1,498,379

Mid-America Apartment Communities, Inc.	7,713	1,594,123

Public Storage	4,722	1,692,979

		$13,385,803

Food & Staples Retailing — 0.8%

Costco Wholesale Corp.	8,142	$4,112,768

Kroger Co. (The)	23,840	1,039,186

Walmart, Inc.	19,875	2,778,724

		$7,930,678

Food Products — 0.3%

Campbell Soup Co.	6,810	$300,457

Conagra Brands, Inc.	39,326	1,366,972

Hormel Foods Corp.(2)	9,882	469,098

McCormick & Co., Inc., Non Voting Shares	10,622	1,065,493

		$3,202,020

Health Care Equipment & Supplies — 1.5%

Abbott Laboratories	32,548	$4,148,568

Boston Scientific Corp.(1)	28,504	1,222,821

Cooper Cos., Inc. (The)	3,606	1,436,270

DENTSPLY SIRONA, Inc.	14,142	755,466

IDEXX Laboratories, Inc.(1)	3,127	1,586,327

Intuitive Surgical, Inc.(1)	8,072	2,293,901

Medtronic PLC	27,665	2,863,051

		$14,306,404

Health Care Providers & Services — 1.3%

AmerisourceBergen Corp.	8,818	$1,201,012

Centene Corp.(1)	11,870	923,011

DaVita, Inc.(1)	13,184	1,428,750

Quest Diagnostics, Inc.	9,991	1,348,985

UnitedHealth Group, Inc.	14,846	7,015,774

8	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services (continued)

Universal Health Services, Inc., Class B	5,559	$723,004

		$12,640,536

Hotels, Restaurants & Leisure — 0.7%

Expedia Group, Inc.(1)	9,522	$1,745,287

McDonald’s Corp.	8,578	2,225,562

Royal Caribbean Cruises, Ltd.(1)	5,829	453,554

Starbucks Corp.	20,593	2,024,704

Wynn Resorts, Ltd.(1)	6,188	528,765

		$6,977,872

Household Durables — 0.2%

Leggett & Platt, Inc.	12,055	$480,392

Lennar Corp., Class A	15,957	1,533,627

		$2,014,019

Household Products — 0.7%

Clorox Co. (The)	4,479	$751,845

Procter & Gamble Co. (The)	39,823	6,389,600

		$7,141,445

Industrial Conglomerates — 0.3%

Honeywell International, Inc.	14,527	$2,970,481

		$2,970,481

Insurance — 0.8%

Arthur J. Gallagher & Co.	10,500	$1,658,370

Assurant, Inc.	7,259	1,107,070

Everest Re Group, Ltd.	3,890	1,102,426

Globe Life, Inc.	10,227	1,046,222

Progressive Corp. (The)	18,233	1,981,198

Unum Group	50,946	1,293,009

		$8,188,295

Interactive Media & Services — 3.3%

Alphabet, Inc., Class A(1)	4,078	$11,035,353

Alphabet, Inc., Class C(1)	3,839	10,418,931

Meta Platforms, Inc., Class A(1)	34,352	10,761,108

		$32,215,392

Internet & Direct Marketing Retail — 1.9%

Amazon.com, Inc.(1)	5,953	$17,808,221

Security	Shares	Value

Internet & Direct Marketing Retail (continued)

eBay, Inc.	14,642	$879,545

		$18,687,766

IT Services — 2.2%

Accenture PLC, Class A	11,620	$4,108,600

Global Payments, Inc.	3,986	597,422

Mastercard, Inc., Class A	15,003	5,796,859

PayPal Holdings, Inc.(1)	20,548	3,533,023

Visa, Inc., Class A	28,964	6,550,788

Western Union Co. (The)	59,097	1,117,524

		$21,704,216

Life Sciences Tools & Services — 1.1%

Danaher Corp.	12,212	$3,490,068

IQVIA Holdings, Inc.(1)	7,429	1,819,362

Thermo Fisher Scientific, Inc.	7,011	4,075,494

Waters Corp.(1)	4,426	1,416,851

		$10,801,775

Machinery — 0.7%

Flowserve Corp.	15,296	$498,955

IDEX Corp.	6,450	1,389,588

PACCAR, Inc.	18,440	1,714,736

Stanley Black & Decker, Inc.	8,843	1,544,430

Westinghouse Air Brake Technologies Corp.	16,102	1,431,468

		$6,579,177

Media — 0.6%

Comcast Corp., Class A	63,545	$3,176,615

Discovery, Inc., Class A(1)	18,903	527,583

DISH Network Corp., Class A(1)	17,098	536,877

ViacomCBS, Inc., Class B	40,540	1,356,063

		$5,597,138

Metals & Mining — 0.2%

Freeport-McMoRan, Inc.	57,939	$2,156,490

		$2,156,490

Multi-Utilities — 0.2%

CMS Energy Corp.	12,383	$797,217

WEC Energy Group, Inc.	11,345	1,100,919

		$1,898,136

9	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Multiline Retail — 0.2%

Kohl’s Corp.	25,641	$1,531,024

		$1,531,024

Oil, Gas & Consumable Fuels — 1.7%

APA Corp.	42,707	$1,418,300

Chevron Corp.	20,806	2,732,452

Devon Energy Corp.	37,265	1,884,491

EOG Resources, Inc.	15,990	1,782,565

Exxon Mobil Corp.	53,967	4,099,333

HollyFrontier Corp.(1)	39,132	1,375,881

Marathon Oil Corp.	67,041	1,305,288

ONEOK, Inc.	23,516	1,426,951

		$16,025,261

Pharmaceuticals — 2.0%

Bristol-Myers Squibb Co.	22,871	$1,484,099

Eli Lilly & Co.	14,926	3,662,691

Johnson & Johnson	38,833	6,690,538

Merck & Co., Inc.	43,943	3,580,476

Pfizer, Inc.	73,796	3,888,311

		$19,306,115

Professional Services — 0.3%

Jacobs Engineering Group, Inc.	10,642	$1,385,376

Verisk Analytics, Inc.	7,977	1,564,529

		$2,949,905

Road & Rail — 0.5%

J.B. Hunt Transport Services, Inc.	7,559	$1,455,410

Union Pacific Corp.	13,642	3,336,151

		$4,791,561

Semiconductors & Semiconductor Equipment — 3.0%

Advanced Micro Devices, Inc.(1)	2,934	$335,210

Broadcom, Inc.	7,590	4,446,829

Intel Corp.	46,998	2,294,442

KLA Corp.	6,598	2,568,404

NVIDIA Corp.	39,547	9,683,478

Qorvo, Inc.(1)	8,382	1,150,681

QUALCOMM, Inc.	23,594	4,146,881

SolarEdge Technologies, Inc.(1)	3,930	936,205

Teradyne, Inc.	2,071	243,198

Texas Instruments, Inc.	19,119	3,431,669

		$29,236,997

Security	Shares	Value

Software — 4.6%

Adobe, Inc.(1)	8,035	$4,293,100

Intuit, Inc.	5,533	3,072,088

Microsoft Corp.	100,044	31,111,683

Oracle Corp.	34,271	2,781,434

salesforce.com, inc.(1)	16,625	3,867,474

		$45,125,779

Specialty Retail — 1.2%

Advance Auto Parts, Inc.	6,070	$1,405,266

Bath & Body Works, Inc.	20,278	1,136,987

Home Depot, Inc. (The)	17,051	6,257,376

Lowe’s Cos., Inc.	8,583	2,037,175

Ross Stores, Inc.	5,039	492,562

Victoria’s Secret & Co.(1)	7,225	403,372

		$11,732,738

Technology Hardware, Storage & Peripherals — 3.9%

Apple, Inc.	209,496	$36,615,711

Western Digital Corp.(1)	16,191	837,722

Xerox Holdings Corp.	20,610	435,077

		$37,888,510

Textiles, Apparel & Luxury Goods — 0.4%

NIKE, Inc., Class B	19,446	$2,879,369

Ralph Lauren Corp., Class A	3,952	438,040

Under Armour, Inc., Class A(1)	24,807	467,116

Under Armour, Inc., Class C(1)	25,637	409,935

		$4,194,460

Tobacco — 0.4%

Philip Morris International, Inc.	33,332	$3,428,196

		$3,428,196

Trading Companies & Distributors — 0.3%

Fastenal Co.	20,159	$1,142,612

W.W. Grainger, Inc.	2,520	1,247,677

		$2,390,289

Water Utilities — 0.1%

American Water Works Co., Inc.	5,314	$854,491

		$854,491

Total Common Stocks (identified cost $252,431,344)		$487,514,351

10	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments — continued

Short-Term Investments — 53.4%

Affiliated Fund — 4.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	47,489,850	$47,485,101

Total Affiliated Fund (identified cost $47,485,101)		$47,485,101

U.S. Treasury Obligations — 48.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills:

0.00%, 7/14/22(4)	$64,500	$64,376,612

0.00%, 10/6/22(4)	46,000	45,831,858

0.00%, 12/1/22(2)	46,500	46,261,555

0.00%, 12/29/22	4,000	3,973,551

0.00%, 1/26/23	34,000	33,742,261

U.S. Treasury Notes:

0.375%, 3/31/22(2)	11,500	11,504,100

1.625%, 12/15/22	8,880	8,950,108

1.75%, 2/28/22	8,000	8,010,063

1.75%, 4/30/22(4)	19,000	19,071,282

1.75%, 5/15/22(4)	19,500	19,582,555

1.75%, 5/31/22	23,000	23,106,961

1.75%, 7/15/22	32,250	32,439,699

1.875%, 2/28/22(4)	8,000	8,010,808

1.875%, 3/31/22(2)(4)	27,000	27,074,111

1.875%, 7/31/22	32,250	32,472,524

2.00%, 11/30/22	8,850	8,943,362

2.125%, 5/15/22	21,500	21,614,550

2.25%, 4/15/22(4)	20,800	20,886,688

2.375%, 3/15/22	35,500	35,594,862

Total U.S. Treasury Obligations (identified cost $472,074,555)		$471,447,510

Total Short-Term Investments (identified cost $519,559,656)		$518,932,611

Total Investments — 103.6% (identified cost $771,991,000)		$1,006,446,962

Total Written Options — (0.5)% (premiums received $3,943,092)		$(4,656,121)

Other Assets, Less Liabilities — (3.1)%		$(30,307,987)

Net Assets — 100.0%		$971,482,854

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2022. The aggregate market value of securities on loan at January 31, 2022 was $58,508,742.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(4)	Security (or a portion thereof) has been pledged as collateral for written options.

11	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Portfolio of Investments — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	85	$38,382,175	$4,555	2/2/22	$(112,625)

S&P 500 Index	85	38,382,175	4,445	2/4/22	(747,575)

S&P 500 Index	85	38,382,175	4,490	2/7/22	(527,000)

S&P 500 Index	90	40,639,950	4,575	2/7/22	(120,474)

S&P 500 Index	85	38,382,175	4,525	2/11/22	(488,750)

S&P 500 Index	85	38,382,175	4,740	2/14/22	(35,275)

S&P 500 Index	85	38,382,175	4,660	2/18/22	(167,025)

S&P 500 Index	85	38,382,175	4,625	2/23/22	(285,600)

S&P 500 Index	90	40,639,950	4,675	2/28/22	(196,074)

Total					$(2,680,398)

Written Put Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	90	$40,639,950	$4,470	2/4/22	$(288,000)

S&P 500 Index	90	40,639,950	4,325	2/7/22	(150,624)

S&P 500 Index	85	38,382,175	4,520	2/9/22	(564,400)

S&P 500 Index	85	38,382,175	4,110	2/11/22	(59,925)

S&P 500 Index	85	38,382,175	4,325	2/14/22	(232,475)

S&P 500 Index	85	38,382,175	4,185	2/18/22	(175,525)

S&P 500 Index	85	38,382,175	4,130	2/23/22	(168,300)

S&P 500 Index	90	40,639,950	4,225	2/28/22	(336,474)

Total					$(1,975,723)

12	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Statement of Assets and Liabilities

Assets	January 31, 2022

Unaffiliated investments, at value including $58,508,742 of securities on loan (identified cost, $724,505,899)	$958,961,861

Affiliated investment, at value (identified cost, $47,485,101)	47,485,101

Dividends receivable	345,442

Interest receivable	1,179,298

Dividends receivable from affiliated investment	3,543

Receivable for premiums on written options	803,646

Receivable for Fund shares sold	3,003,372

Securities lending income receivable	5,407

Total assets	$1,011,787,670

Liabilities

Written options outstanding, at value (premiums received, $3,943,092)	$4,656,121

Payable for investments purchased	33,750,270

Payable for closed written options	1,062,117

Payable for Fund shares redeemed	304,323

Payable to affiliate:

Investment adviser and administration fee	331,128

Accrued expenses	200,857

Total liabilities	$40,304,816

Net Assets	$971,482,854

Sources of Net Assets

Paid-in capital	$722,120,223

Distributable earnings	249,362,631

Net Assets	$971,482,854

Institutional Class Shares

Net Assets	$971,482,854

Shares Outstanding	69,404,663

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.00

13	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Statement of Operations

Investment Income	Year Ended January 31, 2022

Dividends	$7,319,800

Dividends from affiliated investment	20,592

Interest	474,334

Securities lending income, net	33,232

Total investment income	$7,847,958

Expenses

Investment adviser and administration fee	$4,127,405

Trustees’ fees and expenses	50,084

Custodian fee	279,496

Transfer and dividend disbursing agent fees	238,597

Legal and accounting services	69,162

Printing and postage	14,523

Registration fees	41,052

Miscellaneous	38,183

Total expenses	$4,858,502

Net investment income	$2,989,456

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$54,890,649

Investment transactions — affiliated investment	(1,370)

Written options	29,622,253

Net realized gain	$84,511,532

Change in unrealized appreciation (depreciation) —

Investments	$53,386,997

Written options	933,153

Net change in unrealized appreciation (depreciation)	$54,320,150

Net realized and unrealized gain	$138,831,682

Net increase in net assets from operations	$141,821,138

14	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2022	2021

From operations —

Net investment income	$2,989,456	$8,100,549

Net realized gain (loss)	84,511,532	(42,950,085)

Net change in unrealized appreciation (depreciation)	54,320,150	104,446,308

Net increase in net assets from operations	$141,821,138	$69,596,772

Distributions to shareholders —

Institutional Class	$(12,053,271)	$(7,816,386)

Total distributions to shareholders	$(12,053,271)	$(7,816,386)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$215,364,697	$537,434,530

Net asset value of shares issued to shareholders in payment of distributions declared	10,566,520	6,364,015

Cost of shares redeemed	(431,567,688)	(325,348,450)

Net increase (decrease) in net assets from Fund share transactions	$(205,636,471)	$218,450,095

Net increase (decrease) in net assets	$(75,868,604)	$280,230,481

Net Assets

At beginning of year	$1,047,351,458	$767,120,977

At end of year	$971,482,854	$1,047,351,458

15	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Financial Highlights

	Institutional Class

	Year Ended January 31,				Period Ended January 31, 2018(1)
	2022	2021	2020	2019

Net asset value — Beginning of period	$12.410	$11.940	$10.830	$11.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.040	$0.103	$0.188	$0.165	$0.104

Net realized and unrealized gain (loss)	1.727	0.460	1.069	(0.226)	0.974

Total income (loss) from operations	$1.767	$0.563	$1.257	$(0.061)	$1.078

Less Distributions

From net investment income	$(0.044)	$(0.093)	$(0.147)	$(0.129)	$(0.058)

From net realized gain	(0.133)	—	—	—	—

Total distributions	$(0.177)	$(0.093)	$(0.147)	$(0.129)	$(0.058)

Net asset value — End of period	$14.000	$12.410	$11.940	$10.830	$11.020

Total Return(3)	14.22%	4.73%	11.62%	(0.55)%	10.79	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$971,483	$1,047,351	$767,121	$439,658	$194,591

Ratios (as a percentage of average daily net assets):

Expenses	0.47%	0.47%	0.48%	0.52%	0.55	%(5)(6)

Net investment income	0.29%	0.90%	1.64%	1.50%	1.00	%(6)

Portfolio Turnover	12%	69%	21%	55%	26	%(4)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(6)	Annualized.

16	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements

1   Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

17

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

2   Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2022 and January 31, 2021 was as follows:

	Year Ended January 31,
	2022	2021

Ordinary income	$3,008,213	$7,816,386

Long-term capital gains	$9,045,058	$—

During the year ended January 31, 2022, distributable earnings was decreased by $3,807,395 and paid-in capital was increased by $3,807,395 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$81,626

Undistributed long-term capital gains	14,986,775

Net unrealized appreciation	234,294,230

Distributable earnings	$249,362,631

18

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$772,152,732

Gross unrealized appreciation	$235,289,515

Gross unrealized depreciation	(995,285)

Net unrealized appreciation	$234,294,230

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.400%

$1 billion but less than $2.5 billion	0.375%

$2.5 billion but less than $5 billion	0.360%

$5 billion and over	0.350%

For the year ended January 31, 2022, the investment adviser and administration fee amounted to $4,127,405 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2022, EVM earned $96,589 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $63,481,804 and $198,958,883, respectively, for the year ended January 31, 2022.

19

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements — continued

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended January 31,
Institutional Class	2022	2021

Sales	15,808,672	48,917,770

Issued to shareholders electing to receive payments of distributions in Fund shares	742,552	522,438

Redemptions	(31,557,720)	(29,268,917)

Net increase (decrease)	(15,006,496)	20,171,291

6   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2022 is included in the Portfolio of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(4,656,121)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$29,622,253	$933,153

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

20

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements — continued

The average number of written options contracts outstanding during the year ended January 31, 2022, which is indicative of the volume of this derivative type, was 1,960 contracts.

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2022.

8   Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At January 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $58,508,742 and $59,728,107, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

9   Investments in Affiliated Funds

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $47,485,101, which represents 4.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,138,768	$527,606,338	$(485,258,635)	$(1,370)	$—	$47,485,101	$20,592	47,489,850

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$487,514,351 *	$—	$—	$487,514,351

Short-Term Investments —

Affiliated Fund	—	47,485,101	—	47,485,101

U.S. Treasury Obligations	—	471,447,510	—	471,447,510

Total Investments	$487,514,351	$518,932,611	$—	$1,006,446,962

Liability Description

Written Call Options	$(2,680,398)	$—	$—	$(2,680,398)

Written Put Options	(1,975,723)	—	—	(1,975,723)

Total	$(4,656,121)	$—	$—	$(4,656,121)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11   Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

22

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from the start of business, February 9, 2017 to January 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, February 9, 2017 to January 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

23

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2022, the Fund designates approximately $6,912,353, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2022 ordinary income dividends, 99.55% qualifies for the corporate dividends received deduction.

163(j) Interest Dividends.  For the fiscal year ended January 31, 2022, the Fund designates 6.08% of distributions from net investment income as a 163(j) interest dividend.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2022, $27,818,602 or, if subsequently determined to be different, the net capital gain of such year.

24

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Management and Organization

Fund Management.   The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

25

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

26

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

27

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

28

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24691    1.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging Markets Debt Fund, Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2021 and January 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Emerging Markets Debt Fund
Fiscal Years Ended	1/31/21	1/31/22
Audit Fees	$44,450	$42,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,330	$14,680
All Other Fees(3)	$0	$0

Total	$58,780	$56,730

Parametric Emerging Markets Fund
Fiscal Years Ended	1/31/21	1/31/22
Audit Fees	$81,850	$81,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$30,082	$33,412
All Other Fees(3)	$0	$0

Total	$111,932	$115,262

Parametric International Equity Fund
Fiscal Years Ended	1/31/21	1/31/22
Audit Fees	$37,450	$37,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,391	$12,741
All Other Fees(3)	$0	$0

Total	$49,841	$50,191

Parametric Volatility Risk Premium—Defensive Fund
Fiscal Years Ended	1/31/21	1/31/22
Audit Fees	$37,550	$37,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,170	$17,520
All Other Fees(3)	$0	$0

Total	$54,720	$55,070

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, September 30, October 31, November 30, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/20	9/30/20	10/31/20	12/31/20	1/31/21	2/28/21	9/30/21	10/31/21	11/30/21	12/31/21	1/31/22
Audit Fees	$26,250	$110,800	$719,575	$106,700	$201,300	$26,250	$91,600	$729,872	$37,050	$111,700	$198,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$11,413	$24,948	$260,719	$60,338	$73,973	$10,103	$23,248	$271,569	$13,000	$61,738	$78,353
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$37,663	$135,748	$980,294	$167,038	$275,273	$36,353	$114,848	$1,001,441	$50,050	$173,438	$277,253

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/20	9/30/20	10/31/20	12/31/20	1/31/21	2/28/21	9/30/21	10/31/21	11/30/21	12/31/21	1/31/22
Registrant(1)	$11,413	$24,948	$260,719	$60,338	$73,973	$10.103	$23,248	$271,569	$13,000	$61,738	$78,353
Eaton Vance(2)	$59,903	$51,800	$51,800	$150,300	$150,300	$150,300	$51,800	$51,800	$51,800	$51,800	$51,800

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a. “master-feeder” fund structure or funds of funds
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:    March 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    March 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:    March 28, 2022